As filed with the Securities and Exchange Commission on July 1, 1997
                                              1933 Act Registration No. ________
                                              1940 Act Registration No. 811-7787

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

      Pre-Effective Amendment No.               [ ]
      Post-Effective Amendment No.              [ ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

      Amendment No.

                        GT GLOBAL ASSET ALLOCATION TRUST
               (Exact name of registrant as specified in charter)

                        50 California Street, 27th Floor
                         San Francisco, California 94111
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (415) 392-6181

                           Phillip S. Gillespie, Esq.
                      Chancellor LGT Asset Management, Inc.
                        50 California Street, 27th Floor
                         San Francisco, California 94111
                     (Name and address of agent for service)

                                   Copies to:
                              ARTHUR J. BROWN, Esq.
                             R. DARRELL MOUNTS, Esq.
                           Kirkpatrick & Lockhart LLP
                  1800 Massachusetts Avenue, N.W., Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of beneficial interest is being registered by this Registration Statement.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                        GT GLOBAL ASSET ALLOCATION TRUST
                       CONTENTS OF REGISTRATION STATEMENT


This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Cross Reference Sheet

Part A - Prospectuses

Part B - Statements of Additional Information

Part C - Other Information

Signature Pages

Exhibits

                        GT GLOBAL ASSET ALLOCATION TRUST

                         FORM N-1A CROSS REFERENCE SHEET

                        PROSPECTUS---CLASS A AND CLASS B


       Item No. of
       Part A Of Form N-1A            Prospectus Caption
       -------------------            ------------------

1.     Cover Page                     Cover Page

2.     Synopsis                       Prospectus Summary

3.     Condensed Financial            Performance
       Information
4.     General Description of         Investment Objective and Policies;
       Registrant                     Description of the Underlying Theme
                                      Funds; Risk Factors and Special
                                      Considerations; Management; Other
                                      Information

5.     Management of the Fund         Management

5A.    Management's Discussion of     Not Applicable
       Fund Performance

6.     Capital Stock and Other        Dividends, Other Distributions and
       Securities                     Federal Income Taxation; Other
                                      Information

7.     Purchase of Securities Being   Alternative Purchase Plan; How to
       Offered                        Invest; How to Make Exchanges;
                                      Calculation of Net Asset Value;
                                      Management

8.     Redemption or Repurchase       Alternative Purchase Plan; How to Redeem
                                      Shares; Calculation of Net Asset Value

9.     Pending Legal Proceedings      Not Applicable


                           PROSPECTUS---ADVISOR CLASS


       Item No. of
       Part A Of Form N-1A            Prospectus Caption
       -------------------            ------------------

 1.   Cover Page                      Cover Page

 2.    Synopsis                       Prospectus Summary

 3.    Condensed Financial            Performance
       Information

 4.    General Description of         Investment Objectives and Policies;
       Registrant                     Description of the Underlying Theme
                                      Funds; Risk Factors and Special
                                      Considerations; Management; Other
                                      Information

 5.    Management of the Fund         Management

 5A.   Management's Discussion of     Not Applicable
       Fund Performance

 6.    Capital Stock and Other        Dividends, Other Distributions and
       Securities                     Federal Income Taxation; Other
                                      Information

 7.    Purchase of Securities Being   How to Invest; How to Make Exchanges;
       Offered                        Calculation of Net Asset Value;
                                      Management

 8.    Redemption or Repurchase       How to Redeem Shares; Calculation of Net
                                      Asset Value

 9.    Pending Legal Proceedings      Not Applicable



          STATEMENT OF ADDITIONAL INFORMATION---CLASS A AND CLASS B


       Item No. Of                    Statement of Additional
       Part B Of Form N-1A            Information Caption
       -------------------            -----------------------

10.    Cover Page                     Cover Page

11.    Table of Contents              Table of Contents

12.    General Information and        Cover Page; Additional Information
       History

13.    Investment Objectives and      Investment Objectives and Policies;
       Policies                       Investment Limitations; Options, Futures
                                      and Currency Strategies; Risk Factors of the Underlying Theme Funds; Execution of
                                      Portfolio Transactions

14.    Management of the Registrant   Trustees and Executive Officers;
                                      Management

15.    Control Persons and Principal  Trustees and Executive Officers;
       Holders of Securities          Management

16.    Investment Advisory and        Management; Additional Information
       Other Services

17.    Brokerage Allocation and       Execution of Portfolio Transactions
       Other Practices

18.    Capital Stock and Other        Not Applicable
       Securities

19.    Purchase, Redemption and       Valuation of Fund Shares; Information
       Pricing of Securities Being    Relating to Sales and Redemptions
       Offered

       Item No. Of                    Statement of Additional
       Part B Of Form N-1A            Information Caption
       -------------------            -----------------------

20.    Tax Status                     Taxes

21.    Underwriters                   Management

22.    Calculation of Performance     Investment Results
       Data

23.    Financial Statements           To Be Supplied


             STATEMENT OF ADDITIONAL INFORMATION---ADVISOR CLASS

       Item No. Of                    Statement of Additional Information
       Part B Of Form N-1A            Caption
       --------------------           -------

10.    Cover Page                     Cover Page

11.    Table of Contents              Table of Contents

12.    General Information and        Cover Page; Additional Information
       History

13.    Investment Objectives and      Investment Objectives and Policies;
       Policies                       Investment Limitations; Options, Futures
                                      and Currency Strategies; Risk Factors of the Underlying Theme Funds; Execution of
                                      Portfolio Transactions

14.    Management of the Registrant   Trustees and Executive Officers;
                                      Management

15.    Control Persons and Principal  Trustees and Executive Officers;
       Holders of Securities          Management

16.    Investment Advisory and        Management; Additional Information
       Other Services

17.    Brokerage Allocation and       Execution of Portfolio Transactions
       Other Practices

18.    Capital Stock and Other        Not Applicable
       Securities

19.    Purchase, Redemption, and      Valuation of Fund Shares; Information
       Pricing of Securities Being    Relation to Sales and Redemptions
       Offered

20.    Tax Status                     Taxes

21.    Underwriters                   Management

22.    Calculation of Performance     Investment Results
       Data

23.    Financial Statements           To Be Supplied


PART C
------

      Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                          GT GLOBAL NEW DIMENSION FUND
                         Prospectus -- ________ __, 1997

--------------------------------------------------------------------------------

GT Global New Dimension Fund (the "Fund") is a diversified series of GT Global Asset Allocation Trust (the "Trust"), an open-end management investment company. The Fund seeks long-term growth of capital. Unlike a typical mutual fund, which invests directly in portfolio securities, the Fund will invest primarily in shares of other GT Global mutual funds. The Fund seeks its objective by investing in the following global theme mutual funds: GT Global Consumer Products and Services Fund; GT Global Financial Services Fund; GT Global Health Care Fund; GT Global Infrastructure Fund; GT Global Natural Resources Fund; and GT Global Telecommunications Fund (collectively, the "Underlying Theme Funds").

There is no assurance that the Fund will achieve its investment objective.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

The Fund is managed by Chancellor LGT Asset Management, Inc. (the "Manager"). The Manager and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.

This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated ________ __, 1997, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated by reference. The Statement of Additional Information is available without charge by writing to the Fund at 50 California Street, 27th Floor, San Francisco, California 94111, or by calling
(800) 824-1580.

FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISOR.

GT GLOBAL

A Member of Liechtenstein Global Trust

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          T A B L E    O F    C O N T E N T S



                                                                      PAGE
Prospectus Summary................................................
Alternative Purchase Plan ........................................
Investment Objective and Policies.................................
Description of the Underlying Theme Funds.........................
Risk Factors and Special Considerations...........................
How to Invest.....................................................
How to Make Exchanges.............................................
How to Redeem Shares .............................................
Shareholder Account Manual........................................
Calculation of Net Asset Value....................................
Dividends, Other Distributions and Federal Income Taxation .......
Management........................................................
Performance.......................................................
Other Information.................................................



                               Prospectus Page 2

                          GT GLOBAL NEW DIMENSION FUND
                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------


The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in the summary are to headings in the body of the Prospectus.

Investment Objective:              The Fund seeks long-term growth of capital.

Principal  Investments:            The Fund seeks its  investment  objective  by
                                   investing its assets in the following  global
                                   theme  mutual  funds:   GT  Global   Consumer
                                   Products   and   Services   Fund   ("Consumer
                                   Products  and  Services  Fund");   GT  Global
                                   Financial Services Fund ("Financial  Services
                                   Fund");  GT Global  Health Care Fund ("Health
                                   Care Fund");  GT Global  Infrastructure  Fund
                                   ("Infrastructure  Fund");  GT Global  Natural
                                   Resources  Fund ("Natural  Resources  Fund");
                                   and   GT   Global   Telecommunications   Fund
                                   ("Telecommunications Fund"). The allocation of the Fund's assets among the six Underlying
                                   Theme Funds is governed strictly by a formula described herein. See "Investment Objective and Policies."

                                   There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the net asset value of the shares of the Underlying Theme Funds. Investors should review the investment objectives and policies of the Fund and the Underlying Theme Funds carefully and consider their ability to assume these and other risks involved in purchasing shares of the Fund. See "Investment Objective and Policies" and "Description of the Underlying Theme Funds." As a newly organized entity, the Fund has no operating history.

Investment Manager:                The Manager is part of  Liechtenstein  Global
                                   Trust, a provider of global asset  management
                                   and private banking  products and services to
                                   individual   and   institutional   investors,
                                   entrusted with  approximately $___ billion in
                                   total assets as of June 30, 1997. The Manager
                                   and its worldwide asset management affiliates
                                   maintain fully staffed  investment offices in
                                   Frankfurt,  Hong Kong,  London, New York, San
                                   Francisco,   Singapore,   Sydney,  Tokyo  and
                                   Toronto. See "Management."

Alternative Purchase Plan:         Investors  may  select  Class  A or  Class  B
                                   shares, each subject to different expenses and a different sales charge structure.

Class A Shares:                    Offered   at  net   asset   value   plus  any
                                   applicable sales charge (maximum is 4.75% of public offering price) and subject to service and distribution fees at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares.

                               Prospectus Page 3

                          GT GLOBAL NEW DIMENSION FUND
                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------


Class B Shares:                    Offered   at  net  asset   value  (a  maximum
                                   contingent deferred sales charge of 5% of the
                                   lesser of the  shares' net asset value or the
                                   original purchase price is imposed on certain
                                   redemptions  made within six years of date of
                                   purchase)   and   subject  to   service   and
                                   distribution fees at the annualized rate of up to 1.00% of the average daily net assets of the Fund's Class B shares.

Shares Available Through:          Class A and  Class B  shares  of the Fund are
                                   available  through  broker/dealers  who  have
                                   entered into  agreements  to sell shares with
                                   the Fund's distributor,  GT Global, Inc. ("GT
                                   Global").   Shares   also  may  be   acquired
                                   directly   through   GT  Global  or   through
                                   exchanges  of  shares  of the other GT Global
                                   Mutual Funds,  which are open-end  management
                                   investment     companies    advised    and/or
                                   administered by the Manager. See "How to Invest" and "Shareholder Account Manual."

Exchange Privileges:               Shares   of  a  class  of  the  Fund  may  be
                                   exchanged without a sales charge for shares of the corresponding class of other GT Global
                                   Mutual Funds. See "How to Make Exchanges" and
                                   "Shareholder Account Manual."

Redemptions:                       Shares  may  be   redeemed   either   through
                                   broker/dealers or the Fund's transfer agent, GT Global Investor Services, Inc. ("Transfer
                                   Agent").  See  "How  to  Redeem  Shares"  and
                                   "Shareholder Account Manual."


Dividends and Other
  Distributions:                   Dividends and capital gain distributions,  if
                                   any, are paid annually.

Reinvestment:                      Dividends  and  other  distributions  may  be
                                   reinvested automatically in Fund shares of the distributing class or in shares of the corresponding class of other GT Global Mutual
                                   Funds without a sales charge.

First Purchase:                    $500 minimum ($100 for individual  retirement
                                   accounts ("IRAs") and reduced amounts for certain other retirement plans).

Subsequent Purchases:              $100  minimum  (reduced  amounts for IRAs and
                                   certain other retirement plans).

Net Asset Values:                  Class A and  Class B  shares  of the Fund are
                                   expected to be quoted daily in the financial section of most newspapers.


                               Prospectus Page 4

                          GT GLOBAL NEW DIMENSION FUND
                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------
Other Features:

     Class A Shares                Letter  of  Intent,   Dollar  Cost  Averaging
                                   Program,   Quantity   Discounts,    Automatic
                                   Investment   Plan,   Right  of  Accumulation,
                                   Systematic  Withdrawal  Plan,   Reinstatement
                                   Privilege, Portfolio Rebalancing Program

     Class B Shares                Reinstatement Privilege, Automatic Investment
                                   Plan, Systematic Withdrawal Plan, Dollar Cost
                                   Averaging  Program,   Portfolio   Rebalancing
                                   Program


















                               Prospectus Page 5

                          GT GLOBAL NEW DIMENSION FUND
                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following tables. Expenses shown below are estimated.



                                                                      Class A             Class B
                                                                      -------             -------

SHAREHOLDER TRANSACTIONS COSTS*:
     Maximum sales charge on purchase of shares...............           4.75%                None
     Sales charges on reinvested distributions to
     shareholders.............................................            None                None
     Deferred sales charges...................................            None               5.00%
     Redemption charges.......................................            None                None
     Exchange fees
         --       On first four exchanges each year...........            None                None
         --       On each additional exchange.................           $7.50               $7.50

ANNUAL FUND OPERATING EXPENSES+:
     (AS A % OF AVERAGE NET ASSETS)
     Investment management fees...............................            None                None
     12b-1 distribution and service fees......................           0.50%               1.00%
     Other expenses (after reimbursements)....................           0.00%               0.00%
                                                                         -----               -----
     Total Fund Operating Expenses............................           0.50%               1.00%
                                                                         =====               =====

---------------------

* Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge declines thereafter, reaching zero after six years. See "How to Invest."

+ The Annual Fund Operating Expenses are estimated for the Fund's initial fiscal period. "Other expenses" include transfer agency, legal, audit and other operating expenses. Without reimbursements, "Other expenses" and "Total Fund Operating Expenses" are estimated to be ____% and ____%, respectively, for Class A shares and ____% and ____%, respectively, for Class B shares. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies. See "Management" and the Statement of Additional Information for more information. The Fund also offers Advisor Class shares to certain categories of investors. See "Alternative Purchase Plan." Advisor Class shares are not subject to a distribution or service fee.

In addition to the Annual Fund Operating Expenses shown above, the Fund, as a shareholder in the Underlying Theme Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the Underlying Theme Funds. As a result, the investment returns of the Fund will reflect the expenses of the Underlying Theme Funds that it holds. The following table shows the expense ratio applicable to Advisor Class shares of the Underlying Theme Funds, for the fiscal year ended October 31, 1996. The Fund invests only in Advisor Class shares of the Underlying Theme Funds and, accordingly, pays no sales charge or Rule 12b-1 service or distribution fees in connection with these investments.


                               Prospectus Page 6

                          GT GLOBAL NEW DIMENSION FUND
                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------

The Fund, however, indirectly bears its pro rata share of the fees and expenses applicable to Advisor Class shares of the Underlying Theme Funds.

----------------------------------------------------------------------------
                                                    EXPENSE RATIO OF
                                                      ADVISOR CLASS
UNDERLYING THEME FUND                                    SHARES
----------------------------------------------------------------------------
GT Global Consumer Products and Services Fund             1.84%
GT Global Financial Services Fund                         1.90%
GT Global Health Care Fund                                1.34%
GT Global Infrastructure Fund                             1.75%
GT Global Natural Resources Fund                          1.80%
GT Global Telecommunications Fund                         1.29%
---------------------------------------------------------------------------

    The following table shows the estimated aggregate expense ratio of the Fund based on a weighted average of the expense ratios of the Underlying Theme Funds in which the Fund would have invested on , 1997, plus the expense ratio of the Fund.

------------------------------------ -------------------------------------------
                                            ESTIMATED AGGREGATE EXPENSE
GT GLOBAL NEW DIMENSION FUND                           RATIO
------------------------------------ -------------------------------------------

     Class A                              %
     Class B                              %

------------------------------------ -------------------------------------------

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:
An investor would have directly or indirectly paid the following expenses of the Fund and of the Underlying Theme Funds at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5.0% annual return:

                                                            ONE           THREE
                                                            YEAR          YEARS
                                                            ----          -----
Class A Shares(1).........................................
Class B Shares
Assuming a complete redemption at end of period(2)........
    Assuming no redemption................................

-------------------------

(1) Assumes payment of maximum sales charge by the investor.

(2) Assumes deduction of the applicable contingent deferred sales charge.

    THESE  TABLES ARE  INTENDED  TO ASSIST  INVESTORS  IN  UNDERSTANDING  THE
    VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The example assumes payment by the Fund of operating expenses at the level set forth under "Annual Fund Operating Expenses" above and of its pro rata share of the Advisor Class expenses of the Underlying Theme Funds.

    The tables and the assumption in the Hypothetical Example of a 5.0% annual return are required by regulation of the SEC applicable to all mutual funds. The 5.0% annual return is not a prediction of and does not represent the Fund's or any Underlying Theme Fund's projected or actual performance.



                               Prospectus Page 7

                          GT GLOBAL NEW DIMENSION FUND

-------------------------------------------------------------------------------

                            ALTERNATIVE PURCHASE PLAN

DIFFERENCES BETWEEN THE CLASSES. The primary distinction between the two classes of the Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of the Fund represent interests in the same Fund and have the same rights, except that each class bears the separate expenses of its Rule 12b-1 distribution plan and has exclusive voting rights with respect to such plan, and each class has a separate exchange privilege. See "Management" and "How to Make Exchanges." Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that better suits their circumstances and objectives.

CLASS A SHARES. Class A shares of the Fund are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Purchases of $500,000 or more must be for Class A shares. Class A shares of the Fund also bear annual service and distribution fees of up to 0.50% of the average daily net assets of that class.

CLASS B SHARES. Class B shares of the Fund are sold at net asset value with no initial sales charge at the time of purchase. Therefore, the entire amount of an investor's purchase payment is invested in the Fund. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and Class B shareholders pay a contingent deferred sales charge of up to 5.00% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. The higher service and distribution fees paid by the Class B shares of the Fund should cause that class to have a higher expense ratio and to pay lower dividends per share than Class A shares of the Fund.

FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES. In deciding which class of the Fund to purchase, investors should consider the foregoing factors as well as the following:

INTENDED HOLDING PERIOD. Over time, the cumulative expense of the 1.00% service and distribution fees on the Class B shares of the Fund will approximate or exceed the expense of the applicable 4.75% maximum initial sales charge plus the 0.50% service and distribution fees on the Class A shares of the Fund. For example, if net asset value remains constant, the Class B shares' aggregate service and distribution fees would be equal to the Class A shares' initial maximum sales charge and service and distribution fees approximately nine years after purchase. Thereafter, Class B shares would experience higher cumulative expenses. Investors who expect to maintain their investment in the Fund over the long-term but do not qualify for a reduced initial sales charge might elect the Class A initial sales charge alternative because the indirect expense to the shareholder of the accumulated service and distribution fees on the Class B shares eventually will exceed the initial sales charge paid by the shareholder plus the indirect expense to the shareholder of the accumulated distribution fees of Class A shares. Class B investors, however, enjoy the benefit of permitting all their dollars to work from the time an investment is made. Any positive investment return on this additional invested amount would partially or wholly offset the higher annual expenses borne by Class B shares. Because the Fund's future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.



                               Prospectus Page 8

                          GT GLOBAL NEW DIMENSION FUND

-------------------------------------------------------------------------------

Finally, Class B shareholders pay a contingent deferred sales charge if they redeem during the first six years after purchase, unless a sales charge waiver applies. Investors expecting to redeem during this period should consider the cost of the applicable contingent deferred sales charge in addition to the annual Class B service and distribution fees, as compared with the cost of the applicable initial sales charge and annual service and distribution fees applicable to the Class A shares.

REDUCED SALES CHARGES. Class A share purchases of $50,000 or more and Class A share purchases made under the Fund's reduced sales charge plans may be made at a reduced initial sales charge. See "How to Invest" for a complete list of reduced sales charges applicable to Class A purchases.

WAIVER OF SALES CHARGES. The entire initial sales charge on Class A shares of the Fund is waived for certain eligible purchasers and these purchasers' entire purchase price would be immediately invested in the Fund. Investors eligible for complete initial sales charge waivers should purchase Class A shares. The contingent deferred sales charge is waived for certain redemptions of Class B shares of the Fund. A 1% contingent deferred sales charge is imposed on certain redemptions of Class A shares on which no initial sales charge was assessed.

Investors should understand that the contingent deferred sales charge on the Class B shares and the initial sales charge on the Class A shares are both intended to compensate GT Global and selling broker/dealers for their distribution services. Broker/dealers may receive different levels of compensation for selling a particular class of shares of the Fund.

See "How to Invest," "How to Redeem Shares" and "Management" for a more complete description of the initial and contingent deferred sales charges, service fees and distribution fees for Class A and Class B shares of the Fund and "Dividends, Other Distributions and Federal Income Taxation" and "Calculation of Net Asset Value" for other differences between these two classes.

ADVISOR CLASS SHARES. Advisor Class shares are offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account with assets of at least $10,000 if (i) such account is established under a "wrap fee" program, and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account; (d) accounts advised by one of the companies composing or affiliated with Liechtenstein Global Trust; and (e) any of the companies composing or affiliated with Liechtenstein Global Trust.


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                        INVESTMENT OBJECTIVE AND POLICIES

The Fund seeks long-term growth of capital. Unlike a typical mutual fund, which invests directly in portfolio securities, the Fund will invest in shares of other GT Global mutual funds. The Fund seeks to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in the following global theme mutual funds:

     o GT Global  Consumer  Products  and  Services  Fund
     o GT  Global  Financial Services Fund
     o GT Global Health Care Fund
     o GT Global Infrastructure Fund
     o GT Global Natural Resources Fund
     o GT Global Telecommunications Fund

The Manager will exercise no discretion in investing the assets of the Fund. The Manager periodically determines the allocation of assets to the Underlying Theme Funds according to the industry weightings of the companies comprising the Morgan Stanley Capital International All Country (AC) World Index ("MSCI"). (The MSCI is a broad unmanaged index of global stock prices, currently comprising 2500 different issuers, located in 44 countries and grouped in 38 separate industries.) The Manager assesses which of the Underlying Theme Funds can be invested, as part of their primary focus, in each of the industries. For example, Financial Services Fund typically invests primarily in companies categorized in the MCSI as in the Banking, Financial Services, Insurance and Real Estate industries. The percentage that those industries comprise in the MSCI is then used by the Manager as the percentage of new money in the Fund that will be invested in Financial Services Fund. Where two or more Underlying Theme Funds can invest in an industry, the weighting of that industry in the MSCI is split equally among each qualifying Underlying Theme Fund. As a result of the Manager's analysis of the 38 industries currently comprising the MSCI, the Underlying Theme Funds are related to all industries. Of course, the Underlying Theme Funds do not invest necessarily in the same industries or same companies which comprise the MSCI. Because the industry weighting percentages in the MSCI change over time and because the percentage that each Underlying Theme Fund will represent in the Fund will change over time, the Manager will periodically rebalance the Fund to reflect the current MSCI weighting. This rebalancing will occur once a year. As of _____________, 1997, the weight assigned to each Underlying Theme Fund, using the above methodology, was as follows:

Consumer Products and Services Fund                   ______%
Financial Services Fund                               ______%
Health Care Fund                                      ______%
Infrastructure Fund                                   ______%
Natural Resources Fund                                ______%
Telecommunications Fund                               ______%

The Fund will be a more diversified investment than would be achieved by investing in any single Underlying Theme Fund. However, because each Underlying Theme Fund is actively managed without any attempt to reflect the country, industry or company weightings of the MSCI, those Funds will perform differently than the corresponding industry components of the MSCI and the Fund will perform differently than the overall MSCI. While the Fund does not therefore represent the performance of the MSCI, it does represent a globally diversified portfolio, with allocations among developed and emerging countries, industries and companies intended to achieve growth of capital.



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The Fund is designed to meet the needs of investors who seek professional  money management services and who appreciate the advantages of diversification. The Fund by itself should not be considered a complete investment program. As a newly organized entity, the Fund has no operating history.

OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. As defined in the Investment Company Act of 1940 ("1940 Act") and as used in this Prospectus, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations as fundamental policies which also may not be changed without shareholder approval. See "Investment Limitations" in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus, and in the Statement of Additional Information, including the policies with respect to investment in the Underlying Theme Funds, is not a fundamental policy and may be changed by vote of the Trust's Board of Trustees without shareholder approval.

                    DESCRIPTION OF THE UNDERLYING THEME FUNDS

The following descriptions summarize the investment objectives and policies of the Underlying Theme Funds. There is no assurance that any of the Underlying Theme Funds will achieve their investment objective. The Statement of Additional Information includes more information about the investment policies of the Underlying Theme Funds. Investors desiring more information on an Underlying Theme Fund described below should call (800) 824-1580 or contact their financial advisor for the Underlying Theme Funds' prospectus.

CONSUMER PRODUCTS AND SERVICES FUND. The Consumer Products and Services Fund's investment objective is long-term capital growth. The Consumer Products and Services Fund seeks its objective by investing all of its investable assets in the Consumer Products and Services Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services. The Consumer Products and Services Portfolio's investment objective is identical to that of the Consumer Products and Services Fund. The Consumer Products and Services Portfolio invests in consumer products and services companies which, in the opinion of the Manager, have potential for above average, long-term growth in sales and earnings.

At least 65% of the Consumer Products and Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by consumer products and services companies. A "consumer products or services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from activities relating to consumer products or services, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Consumer Products and Services Portfolio's assets may be invested in debt securities issued by consumer products or services companies and/or equity and debt securities of companies outside the consumer products or services industries, which, in the opinion of the Manager, stand to benefit from developments in such industries.

The Consumer Products and Services Portfolio expects that a significant portion of its assets may be invested in the securities of U.S. issuers from time to time, particularly those that market their products globally. However, consumer


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products  and services  companies of a particular  nation or region of the world are often operated and owned in their local markets, close to their customers. These companies, the Manager believes, may offer superior opportunities for capital growth as compared to their larger, multinational counterparts. Certain global markets may be more attractive than others from time to time; companies dependent on U.S. markets, for example, may be outperformed by companies not dependent on U.S. markets. The Manager also believes that the demand for consumer products and services worldwide will increase along with rising disposable incomes in both developed and developing nations.

FINANCIAL SERVICES FUND. The Financial Services Fund's investment objective is long-term capital growth. The Financial Services Fund seeks its objective by investing all of its investable assets in the Financial Services Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries. The Financial Services Portfolio's investment objective is identical to that of the Financial Services Fund. The Financial Services Portfolio invests in financial services companies which, in the opinion of the Manager, have potential for above average, long-term growth in sales and earnings.

At least 65% of the Financial Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by financial services companies. A "financial services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from financial services activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Financial Services Portfolio's assets may be invested in debt securities issued by financial services companies and/or equity and debt securities of companies outside of the financial services industries, which, in the opinion of the Manager, stand to benefit from developments in the financial services industries.

The Manager expects that banking and related financial institution consolidation in the developed countries, increased demand for retail borrowing in developing countries, a growing need for international trade-based financing, a rising demand for sophisticated risk management, the proliferating number of liquid securities markets around the world, and larger concentrations of investable assets should lead to growth in financial service companies that are positioned for the future.

HEALTH CARE FUND. The Health Care Fund's investment objective is long-term capital appreciation. The Health Care Fund seeks its objective by investing primarily in equity securities of health care companies throughout the world. The Health Care Fund invests in health care companies, which, in the opinion of the Manager, have potential for above average, long-term growth in sales and earnings.

At least 65% of the Health Care Fund's total assets normally will be invested in common and preferred stocks, and warrants to acquire such securities, issued by health care companies. A "health care" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from health care activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Health Care Fund's assets may be invested in debt securities issued by health care companies and/or equity and debt securities of companies outside of the health care industry, which, in the opinion of the Manager, stand to benefit from developments in the health care industries.



                               Prospectus Page 12
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The Health Care Fund expects that,  from time to time, a significant  portion of its assets may be invested in the securities of U.S. issuers. Health care industries, however, are global industries with significant, growing markets outside of the United States. A sizeable portion of the companies which comprise the health care industries are headquartered outside of the United States, and many important pharmaceutical and biotechnology discoveries and technological breakthroughs have occurred outside of the United States, primarily in Japan, the United Kingdom and Western Europe. In addition, the Manager believes that the rapid and profound change in the United States' health care system offers investment opportunities in those companies acting as consolidators or otherwise gaining market share at the expense of less efficient competitors.

INFRASTRUCTURE FUND. The Infrastructure Fund's investment objective is long-term capital growth. The Infrastructure Fund seeks its objective by investing all of its investable assets in the Infrastructure Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure. The Infrastructure Portfolio's investment objective is identical to that of the Infrastructure Fund. The Infrastructure Portfolio invests in infrastructure companies which, in the opinion of the Manager, have potential for above average, long-term growth in sales and earnings.

At least 65% of the Infrastructure Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by infrastructure companies. An "infrastructure" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from infrastructure activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Infrastructure Portfolio's assets may be invested in debt securities issued by infrastructure companies and/or equity and debt securities of companies outside of the infrastructure industries, which, in the opinion of the Manager, stand to benefit from developments in the infrastructure industries. The Manager believes that strong economic growth in developing countries and infrastructure replacement, upgrade, and deregulation in more developed countries provide an environment for favorable investment opportunities in infrastructure companies worldwide.

NATURAL RESOURCES FUND. The Natural Resources Fund's investment objective is long-term capital growth. The Natural Resources Fund seeks its objective by investing all of its investable assets in the Natural Resources Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. The Natural Resources Portfolio's investment objective is identical to that of the Natural Resources Fund. The Natural Resources Portfolio invests in natural resource companies which, in the opinion of the Manager, have potential for above average, long-term growth in sales and earnings.

At least 65% of the Natural Resources Portfolio's total assets will normally be invested in common stock and preferred stock, and warrants to acquire such securities, issued by natural resource companies. A "natural resource" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from natural resource activities, or (ii) at least 50% of the assets was devoted to such activities, based upon the company's most recent fiscal year. The remainder of the Natural Resources Portfolio's assets may be invested in debt securities issued by natural resource companies and/or equity and debt securities of companies outside of the natural resource industries, which, in


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the opinion of the Manager,  stand to benefit from  developments  in the natural resource industries.

The Manager will allocate the Natural Resources Portfolio's investments among natural resource companies depending on its assessment of their long-term growth potential. In assessing these companies' long-term growth potential, the Manager will evaluate, among other factors, their capabilities for expanded exploration and production, superior exploration programs and production techniques and facilities, current inventories, expected production and demand levels and the potential to accumulate new resources. The Manager also believes that investments in natural resource industries offer an opportunity to protect wealth against the capital eroding effects of inflation.

TELECOMMUNICATIONS FUND. The Telecommunications Fund's investment objective is long-term growth of capital. The Telecommunications Fund seeks its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment. The Telecommunications Fund invests in telecommunications companies which, in the opinion of the Manager, have potential for above average, long-term growth in sales and earnings on a sustained basis.

At least 65% of the Telecommunications Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by telecommunications companies. A "telecommunications" company is an entity in which (i) at least 50% of either its revenues or earnings was derived from telecommunications activities, or (ii) at least 50% of its assets was devoted to telecommunications activities, based on the company's most recent fiscal year. The remainder of the assets of the Telecommunications Fund may be invested in debt securities issued by telecommunications companies and/or equity and debt securities of companies outside of the telecommunications industry which, in the opinion of the Manager, stand to benefit from developments in the telecommunications industry.

The Manager believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Telecommunications Fund's portfolio. Older technologies, such as photography and print also may be represented, however.

RISK FACTORS AND SPECIAL CONSIDERATIONS

INVESTING IN THE UNDERLYING THEME FUNDS. The investments of the Fund are concentrated in the Underlying Theme Funds, so the Fund's investment performance is directly related to the investment performance of the Underlying Theme Funds. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Theme Funds to meet their objectives as well as the allocation among those Underlying Theme Funds. There can be no assurance that the investment objective of the Fund or any Underlying Theme Fund will be achieved. The value of the Underlying Theme Funds' domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and economic conditions.



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Because  each  Underlying  Theme Fund  focuses  its  investments  in  particular industries, an investment in each may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of each Underlying Theme Fund will be especially susceptible to factors affecting the industries in which it focuses.

FOREIGN INVESTMENTS. The Underlying Theme Funds' investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.

By investing in foreign securities, the Underlying Theme Funds also have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true of an Underlying Theme Fund that invests in emerging markets. Many investments in emerging markets are considered speculative and therefore may offer higher income and total return potential, but have significantly greater risk. Also, to the extent that an Underlying Theme Fund's investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect the Fund's share price.

INVESTMENT PRACTICES OF THE UNDERLYING THEME FUNDS. In addition to their principal investments, certain Underlying Theme Funds may enter into forward currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; engage in options transactions; purchase restricted and illiquid securities; purchase securities on a when-issued or delayed delivery basis; enter into repurchase or reverse repurchase agreements; borrow money; and engage in various other investment practices.

TEMPORARY DEFENSIVE STRATEGIES. The Underlying Theme Funds retain the flexibility to respond promptly to changes in market and economic conditions. Accordingly, in the interest of preserving shareholders' capital and consistent with the Underlying Theme Funds' investment objective, the Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Underlying Theme Funds may invest up to 100% of their total assets in cash and/or high quality debt securities and money market instruments. To the extent the Underlying Theme Funds adopt a temporary defensive posture, they will not be invested so as to achieve directly its investment objective.

In addition, pending investment of proceeds from new sales of the shares or to meet its ordinary daily cash needs, the Fund may hold cash and/or may invest in money market instruments. Money market instruments in which the Fund may invest include, but are not limited to, United States government securities; high-grade commercial paper; bank certificates of deposit; bankers' acceptances and repurchase agreements related to any of the foregoing. High-grade commercial paper refers to commercial paper rated A-l by Standard & Poor's Ratings Group or P-l by Moody's Investors Service, Inc. or, if not rated, determined by the Manager to be of comparable quality.

SECURITIES. The Fund may invest in an Underlying Theme Fund that invests in high yield, high risk securities, commonly known as "junk bonds." As a result, the Fund may be subject to some of the risks resulting from high yield investing. The Fund also may invest in Underlying Theme Funds that invest in medium grade bonds. Lower quality debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater


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risk. Lower rated and comparable  unrated  securities are especially  subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers, and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Further information on these investment policies and practices can be found in "Description of the Underlying Theme Funds," in the Statement of Additional Information as well as the prospectus of the Underlying Theme Funds.

PURCHASES AND REDEMPTIONS. From time to time, the Underlying Theme Funds may experience relatively large purchases or redemptions due to rebalancing of the Fund by the Manager. This transaction may have a material effect on the Underlying Theme Funds, since Underlying Theme Funds that experience redemptions as a result of reallocations may have to sell portfolio securities and because Underlying Theme Funds that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that Underlying Theme Funds may be required to sell securities at times when they would not otherwise do so, or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with purchases and sales of securities, and such sales also may increase transaction costs.

PORTFOLIO TURNOVER. The Fund's portfolio turnover rate is expected to be low and is not anticipated to exceed __% annually. The turnover rates of the Underlying Theme Funds in which the Fund will invest and their corresponding Portfolios have ranged from __% to ___% during their most recent fiscal years. There can be no assurance that the turnover rates of these Funds will remain within this range during subsequent fiscal years. Higher turnover rates may result in higher expenses being incurred by the Underlying Theme Funds.

MASTER-FEEDER STRUCTURE OF CERTAIN UNDERLYING THEME FUNDS. The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seek to achieve their investment objective by investing all of their investable assets in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively, each of which is a separate investment company. Because its corresponding Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio.

AFFILIATED PERSONS. The officers and trustees of the Trust and the Manager currently serve as officers, and trustees and the investment adviser, respectively, of many of the Underlying Theme Funds. Therefore, conflicts may arise as these persons fulfill their fiduciary responsibilities to the Fund and the Underlying Theme Funds.

See the Statement of Additional Information for additional information regarding the investment policies and risks of the Underlying Theme Funds.

                                  HOW TO INVEST

GENERAL. All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares.



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Orders  received  before  the close of  regular  trading  on the New York  Stock
Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Section 403(b)(7) of the Internal Revenue Code and other tax-qualified employer-sponsored retirement accounts, if made under a systematic investment plan providing for monthly payments of at least that amount), and the minimum for additional purchases is $100 ($25 for IRAs, Code Section 403 (b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. See "Purchasing Class A Shares" and "Purchasing Class B Shares" below. The Fund and GT Global reserve the right to reject any purchase order and to suspend the offering of shares for a period of time. In particular, the Fund and GT Global may reject purchase orders or exchanges by investors who appear to follow, in the Manager's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How To Make Exchanges -- Limitations on Purchase Orders and Exchanges."

WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF THE FUND. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES.
PURCHASES OF $500,000 OR MORE MUST BE FOR CLASS A SHARES.

PURCHASES THROUGH BROKER/DEALERS. Shares of the Fund may be purchased through broker/dealers with which GT Global has entered into dealer agreements. Orders received by such broker/dealers before the close of regular trading on the NYSE on a Business Day will be effected that day, provided that such order is transmitted to the Transfer Agent prior to its close of business on such day. The broker/dealer will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to such time. After an initial investment is made and a shareholder account is established through a broker, at the investor's option subsequent purchases may be made directly through GT Global. See "Shareholder Account Manual."

Broker/dealers that do not have dealer agreements with GT Global also may offer to place orders for the purchase of shares. Purchases made through such broker/dealers will be effected at the public offering price next determined after the order is received by the Transfer Agent. Such a broker/dealer may charge the investor a transaction fee as determined by the broker/dealer. That fee will be in addition to the sales charge payable by the investor, with respect to Class A shares, and may be avoided if shares are purchased through a broker/dealer that has a dealer agreement with GT Global or directly through GT Global.

PURCHASES THROUGH THE DISTRIBUTOR. Investors may purchase shares and open an account directly through GT Global, the Fund's distributor, by completing and signing an Account Application accompanying this Prospectus. Investors should mail to the Transfer Agent the completed Application together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by such an application.

                               Prospectus Page 17

                          GT GLOBAL NEW DIMENSION FUND

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Investors  also may purchase  shares of the Fund through GT Global by bank wire.
Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Fund. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.

CERTIFICATES. In the interest of economy and convenience, physical certificates representing the Fund's shares will not be issued unless an investor submits a written request to the Transfer Agent, or unless the investor's broker requests that the Transfer Agent provide certificates. Shares of the Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. Accordingly, the Fund and GT Global recommend that shareholders do not request issuance of certificates.




                               Prospectus Page 18
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                          GT GLOBAL NEW DIMENSION FUND

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                            PURCHASING CLASS A SHARES

The Fund's public offering price for Class A shares is equal to the net asset value per share (see "Calculation of Net Asset Value") plus a sales charge determined in accordance with the following schedule:



































                               Prospectus Page 19

                          GT GLOBAL NEW DIMENSION FUND

-------------------------------------------------------------------------------


AMOUNT OF PURCHASE AT THE PUBLIC        SALES CHARGE AS PERCENTAGE OF        DEALER REALLOWANCE
OFFERING PRICE                          -----------------------------        PERCENTAGE OF THE
                                        OFFERING              NET            OFFERING PRICE
                                         PRICE             INVESTMENT
Less than $50,000..................       4.75%                4.99%              4.25%
$50,000 but less than $100,000.....       4.00%                4.17%              3.50%
$100,000 but less than $250,000....       3.00%                3.09%              2.75%
$250,000 but less than $500,000....       2.00%                2.04%              1.75%
$500,000 or more...................       0.00%                0.00%                *



* GT Global will pay the following commissions to broker/dealers that initiate and are responsible for purchases by any single purchaser of Class A shares of $500,000 or more in the aggregate: 1.00% of the purchase amount up to $3 million, plus 0.50% on the excess over $3 million. For purposes of determining the appropriate commission to be paid in connection with the transaction, GT Global will combine purchases made by a broker/dealer on behalf of a single client so that the broker/dealer's commission, as outlined above, will be based on the aggregate amount of such client's share purchases over a rolling twelve month period from the date of the transaction.

All shares purchased without a sales charge based on the aggregate purchase amount equalling at least $500,000 will be subject to a contingent deferred sales charge for the first year after their purchase, as described under "Contingent Deferred Sales Charge--Class A Shares," equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption.

From time to time, GT Global may reallow to broker/dealers the full amount of the sales charge or may pay out additional amounts to broker/dealers who sell Class A shares. In some instances, GT Global may offer these reallowances or additional payments only to broker/dealers that have sold or may sell significant amounts of Class A shares. To the extent that GT Global reallows the full amount of the sales charge to broker/dealers, such broker/dealers may be deemed to be underwriters under the Securities Act of 1933, as amended. Commissions also may be paid to broker/dealers and other financial institutions that initiate purchases of at least $500,000 made pursuant to sales charge waivers (i) and (vii), and initial purchases made pursuant to sales charge waiver (xiii) described below under "Sales Charge Waivers--Class A Shares."

The following describes purchases that may be aggregated for purposes of determining the "Amount of Purchase":

(a) Individual purchases on behalf of a single purchaser, the purchaser's spouse and their children under the age of 21 years, including purchases in connection with an employee benefit plan or plans exclusively for the benefit of such individual(s), such as an IRA, individual Code Section 403(b) plan or single-participant self-employed individual retirement plan ("Keogh Plan") and purchases made by a company controlled by such individual(s);



                               Prospectus Page 20
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                          GT GLOBAL NEW DIMENSION FUND

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(b) Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including Code Section 401(k) plans, and medical, life and disability insurance trusts) other than a plan described in "(a)" above; and

(c) Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other (again excluding an employee benefit plan described in "(a)" above).

SALES CHARGE WAIVERS--CLASS A SHARES. Class A shares are sold at net asset value without imposition of sales charges when investments are made by the following classes of investors:

(i) Trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 100 but less than 1,000 employees and trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations with collective retirement plan assets of $500,000 or more and have less than 100 employees, and purchases of at least $500,000 by trustees or other fiduciaries of employee benefit plans with collective retirement plan assets of $100 million or more.

(ii) Current or retired Trustees, Directors and officers of the investment companies for which the Manager serves as investment manager and/or administrator; employees or retired employees of the companies composing Liechtenstein Global Trust or affiliated companies of Liechtenstein Global Trust; the children, siblings and parents of the persons in the foregoing categories; and trusts primarily for the benefit of such persons.

(iii) Registered representatives or full-time employees of broker/dealers which have entered into dealer agreements with GT Global, and the children, siblings and parents of such persons, and employees of financial institutions that directly, or through their affiliates, have entered into dealer agreements with GT Global (or that otherwise have an arrangement with respect to sales of Fund shares with a broker/dealer that has entered into a dealer agreement with GT Global) and the children, siblings and parents of such employees.

(iv) Companies exchanging shares with or selling assets to one or more of the GT Global Mutual Funds pursuant to a merger, acquisition or exchange offer.

(v) Shareholders of any of the GT Global Mutual Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the GT Global Mutual Funds.

(vi) Purchases made through the automatic investment of dividends and other distributions paid by any of the other GT Global Mutual Funds.

(vii) Registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to the money to be invested in the GT Global Mutual Funds provided that the aggregate amount invested pursuant to this sales charge waiver is at least $500,000, and further provided that such money is not eligible to be invested in the Advisor Class.



                               Prospectus Page 21
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                          GT GLOBAL NEW DIMENSION FUND

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(viii) Clients of administrators  of tax-qualified  employee benefit plans which have entered into agreements with GT Global.

(ix) Retirement plan participants who borrow from their retirement accounts by redeeming GT Global Mutual Fund shares and subsequently repay such loans via a purchase of the Fund's shares.

(x) Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, the proceeds of which are reinvested in the Fund's shares.

(xi) Accounts not eligible for the Advisor Class as to which a financial institution or broker/dealer charges an account management fee, provided the financial institution or broker/dealer has entered into an agreement with GT Global regarding such accounts.

(xii)  Certain  former  AMA  Investment   Advisers'   shareholders   who  became
shareholders of the GT Global Health Care Fund in October, 1989, and who have continuously held shares in the GT Global Mutual Funds since that time.

(xiii) Current shareholders of the GT Global Mutual Funds, provided shares are purchased within 90 days of the date shares of the Fund are first offered to the public.

REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in the Fund have a onetime privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of the Fund and/or one or more of the other GT Global Mutual Funds. The Transfer Agent must receive from the investor or the investor's broker/dealer within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. Gain on the redemption is taxable notwithstanding exercise of the reinvestment privilege. See "Dividends, Other Distributions and Federal Income Taxation--Taxes."

REDUCED SALES CHARGE PLANS--CLASS A SHARES. Class A shares may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. For more details on these plans, investors should contact their broker/dealers or the Transfer Agent.

RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of the Fund at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of other GT Global Mutual Funds (other than GT Global Dollar Fund) plus (c) the price of all shares of GT Global Mutual Funds (other than shares of GT Global Dollar Fund not acquired by exchange) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their broker/dealer, the Transfer Agent or GT Global sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUND AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).

LETTER OF INTENT. In executing a Letter of Intent ("LOI"), an investor indicates an aggregate investment amount he or she intends to invest in the Class A shares of the Fund and the Class A shares of other GT Global Mutual Funds (other than


                               Prospectus Page 22

                          GT GLOBAL NEW DIMENSION FUND

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GT Global Dollar Fund) in the following  thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of GT Global Mutual Fund Class A shares (other than shares of GT Global Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then current net asset value(s) of the pertinent Fund(s).

If at the end of the thirteen month period covered by the LOI the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to GT Global of a higher applicable sales charge.

For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualifications for such treatment. THE FOREGOING LOI APPLIES ONLY TO CLASS A SHARES OF THE FUND AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).

CONTINGENT DEFERRED SALES CHARGE--CLASS A SHARES. Purchases of Class A shares of $500,000 or more may be made without an initial sales charge. If a shareholder within one year after the date of purchase redeems any Class A shares that were purchased without a sales charge by reason of a purchase of $500,000 or more, a contingent deferred sales charge of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption will be charged. Class A shares will not be subject to the contingent deferred sales charge to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions or (2) shares redeemed more than one year after their purchase. Such shares purchased without a sales charge may be exchanged for Class A shares of another GT Global Mutual Fund (other than GT Global Dollar Fund) without the imposition of a contingent deferred sales charge, although the contingent deferred sales charge described above will apply to the redemption of the shares acquired through an exchange. The waivers set forth under "Contingent Deferred Sales Charge Waivers" below apply to redemptions of Class A shares upon which a contingent deferred sales charge would otherwise be imposed. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global.

                            PURCHASING CLASS B SHARES

The public offering price of the Class B shares of the Fund is the next determined net asset value per share. See "Calculation of Net Asset Value." No initial sales charge is imposed. A contingent deterred sales charge, however, is imposed on certain redemptions of Class B shares. Because the Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment.



                               Prospectus Page 23
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                          GT GLOBAL NEW DIMENSION FUND

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Class B shares will not be subject to a contingent  deferred sales charge to the extent that the value of such shares represents: (1) reinvestment of dividends or capital gain distributions or (2) shares redeemed more than six years after their purchase. Redemptions of most other Class B shares will be subject to a
contingent  deferred  sales  charge.  See  "Contingent   Deferred  Sales  Charge
Waivers." The amount of any applicable contingent deferred sales charge will be calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below.

                              CONTINGENT DEFERRED SALES CHARGE AS A PERCENTAGE
                              OF THE LESSER OF NET ASSET VALUE AT REDEMPTION OR
 REDEMPTION DURING            THE ORIGINAL PURCHASE PRICE
 -----------------            -------------------------------------------------
1st Year Since Purchase......            5%
2nd Year Since Purchase......            4%
3rd Year Since Purchase......            3%
4th Year Since Purchase......            3%
5th Year Since Purchase......            2%
6th Year Since Purchase......            1%
Thereafter...................            0%


In determining whether a contingent deferred sales charge is applicable, it will be assumed that the redemption is made first of shares acquired pursuant to the reinvestment of dividends and distributions; then of shares purchased seven years or more prior to the redemption; and finally, of shares held for the longest period of time within the applicable six-year period. For shares acquired in an exchange, the length of the holding period will be measured from the date of original purchase.

For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165.00 would be redeemed without a contingent deferred sales charge. The number of shares needed to fund the remaining $335 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge, the original purchase price of $10.00 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10.00 per share at the contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.

For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on the redemption. The amount of any contingent deterred sales charge will be paid to GT Global.



                               Prospectus Page 24

                          GT GLOBAL NEW DIMENSION FUND

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                            CONTINGENT DEFERRED SALES
                                 CHARGE WAIVERS

The contingent deferred sales charge will be waived for (1) exchanges, as described below; (2) redemptions in connection with the Fund's systematic withdrawal plan not in excess of 12% of the value of the account annually; (3) total or partial redemptions made within one year following the death or disability of a shareholder; (4) minimum required distributions made in connection with a GT Global IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70-1/2;
(5) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;
(6) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (7) a one-time reinvestment in Class B shares of the Fund within 180 days of a prior redemption; (8) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily; (9) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in Fund shares;
(10) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (11) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (12) redemptions made in connection with a distribution from any retirement plan account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;
(13) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to
Section 401(k)(8) or Section 402(g)(2) of the Code or the return of excess aggregate contributions pursuant to Section 401(m)(6) of the Code; (14) redemptions made in connection with a distribution (from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code) to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (15) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

                         PROGRAMS APPLICABLE TO CLASS A
                            SHARES AND CLASS B SHARES

AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of the Fund through the GT Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more ($25 or more for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Fund. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from the Fund in cash. A sales charge will be applied to each automatic monthly purchase of Class A shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or GT Global for more information.



                               Prospectus Page 25
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                          GT GLOBAL NEW DIMENSION FUND

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DOLLAR COST AVERAGING PROGRAM.  Investors may purchase either Class A or Class B shares of the Fund through the GT Global Dollar Cost Averaging Program whereby a shareholder invests the same dollar amount each month. Accordingly, the investor purchases more shares when the Fund's net asset value is relatively low and fewer shares when the Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases when prices are declining.

A participant in the GT Global Dollar Cost Averaging Program first designates the size of his or her monthly investment in the Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the GT Global Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the GT Global Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A shares of the Fund in an amount determined in accordance with the Right of Accumulation privilege described above. Investors should contact their brokers or GT Global for more information.

PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.

Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class(es) or one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.

The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding Business Day if the 28th is not a Business Day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good


                               Prospectus Page 26
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order at least five business  days prior to the next  rebalancing  date.  Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, Letter of Intent, and Dollar Cost Averaging programs. Certain broker/dealers may charge a fee for establishing accounts relating to the Program. Investors should contact their broker/dealers or GT Global for more information.

                              HOW TO MAKE EXCHANGES

Shares of the Fund may be exchanged for shares of any of the other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. This exchange privilege is available only in those jurisdictions where the sale of GT Global Mutual Fund shares to be acquired may be legally made. CLASS A SHARES MAY BE EXCHANGED ONLY FOR CLASS A SHARES OF OTHER GT GLOBAL MUTUAL FUNDS. CLASS B SHARES MAY BE EXCHANGED ONLY FOR CLASS B SHARES OF OTHER GT GLOBAL MUTUAL FUNDS. The exchange of Class B shares will not be subject to a contingent deferred sales charge. For purposes of computing the contingent deferred sales charge, the length of time of ownership of Class B shares will be measured from the date of original purchase and will not be affected by the exchange. Exchanges are not tax-free and will result in a shareholder realizing a gain or loss, as the case may be, for tax purposes. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Fund, the GT Global Mutual Funds currently include:

    -  GT GLOBAL WORLDWIDE GROWTH FUND
    -  GT GLOBAL INTERNATIONAL GROWTH FUND
    -  GT GLOBAL EMERGING MARKETS FUND
    -  GT GLOBAL NEW PACIFIC GROWTH FUND
    -  GT GLOBAL EUROPE GROWTH FUND
    -  GT GLOBAL LATIN AMERICA GROWTH FUND
    -  GT GLOBAL AMERICA SMALL CAP GROWTH FUND
    -  GT GLOBAL AMERICA MID CAP GROWTH FUND
    -  GT GLOBAL AMERICA VALUE FUND
    -  GT GLOBAL JAPAN GROWTH FUND
    -  GT GLOBAL GROWTH & INCOME FUND
    -  GT GLOBAL GOVERNMENT INCOME FUND
    -  GT GLOBAL STRATEGIC INCOME FUND
    -  GT GLOBAL HIGH INCOME FUND
    -  GT GLOBAL DOLLAR FUND
    -  GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
    -  GT GLOBAL FINANCIAL SERVICES FUND
    -  GT GLOBAL HEALTH CARE FUND
    -  GT GLOBAL INFRASTRUCTURE FUND
    -  GT GLOBAL NATURAL RESOURCES FUND
    -  GT GLOBAL TELECOMMUNICATIONS FUND



                               Prospectus Page 27
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                          GT GLOBAL NEW DIMENSION FUND

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Up to four  exchanges  each year may be made  without  charge.  A $7.50  service charge will be imposed on each subsequent exchange. If an investor does not surrender all of his or her shares in an exchange, the remaining balance in the investor's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.

An investor interested in making an exchange should write or call his or her broker/dealer or the Transfer Agent to request the prospectus of the other GT Global Mutual Fund(s) being considered. Certain broker/dealers may charge a fee for handling exchanges.

EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to the shareholder's broker/dealer or the Transfer Agent by telephone at the appropriate toll-free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Fund, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, prior to acting upon instructions received by telephone including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions. The Fund may be liable for any losses due to unauthorized or fraudulent instructions if it does not follow reasonable procedures.

EXCHANGES BY MAIL. Exchange orders should be sent by mail to the investor's broker/dealer or to the Transfer Agent at the address set forth in the Shareholder Account Manual.

LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The GT Global Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each GT Global Mutual Fund and GT Global reserve the right to refuse purchase orders and exchanges by any person or group, if, in the Manager's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.

In addition, each GT Global Mutual Fund and GT Global reserve the right to refuse purchase orders and exchanges by any person or group if, in the Manager's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a GT Global Mutual Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.

Finally, as described above, each GT Global Mutual Fund and GT Global reserve the right to reject any purchase order.



                               Prospectus Page 28
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                              HOW TO REDEEM SHARES

Fund shares may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. Other shareholders may redeem shares through the Transfer Agent. If a redeeming shareholder owns both Class A and Class B shares of the Fund, the Class A shares will be redeemed first unless the shareholder specifically requests otherwise.

REDEMPTIONS THROUGH BROKER/DEALERS. Shareholders with accounts at broker/dealers who sell shares of the Fund may submit redemption requests to such broker/dealers. If the shares are held in the broker/dealer's "street name," the redemption must be made through the broker/dealer. Broker/dealers may honor a redemption request either by repurchasing shares from a redeeming shareholder at the Fund's shares' net asset value next computed after the broker/dealer receives the request or, as described below, by forwarding such requests to the Transfer Agent (see "How to Redeem Shares--Redemptions Through the Transfer Agent"). Redemption proceeds normally will be paid by check or, if offered by the broker/dealer, credited to the shareholder's brokerage account at the election of the shareholder. Broker/dealers may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their broker/dealers for more details.

REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation (less any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares). Redemption requests received before the close of regular trading on the NYSE on a Business Day will be effected at the net asset value calculated on that day. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder with questions concerning the Fund's signature guarantee requirement should contact the Transfer Agent.

Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two Business Days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares--Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

                               Prospectus Page 29
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                          GT GLOBAL NEW DIMENSION FUND

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REDEMPTIONS  BY  TELEPHONE.  Redemption  requests  may be made by  telephone  by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS.

Shareholders automatically have telephone privileges to authorize redemptions. The Fund, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, prior to acting upon instructions received by telephone, including requiring some form of personal identification providing written confirmation of such transactions, and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may participate in the GT Global Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their broker/dealers or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his or her broker/dealer or the Transfer Agent.

Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.



                               Prospectus Page 30
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                          GT GLOBAL NEW DIMENSION FUND

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If the Transfer  Agent is requested to redeem  shares for which the Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until the Transfer Agent has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 Business Days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

The Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).


                           SHAREHOLDER ACCOUNT MANUAL

Shareholders are encouraged to place purchase, exchange and redemption orders through their broker/dealers. Shareholders also may place such orders directly through the Transfer Agent in accordance with this Manual. See "How to Invest," "How to Make Exchanges," "How to Redeem Shares," and "Dividends, Other Distributions and Federal Income Taxation -- Taxes;" for more information.

The Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES,INC.

INVESTMENTS BY MAIL

Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7340
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn:  GT GLOBAL
    ACCOUNT NO. 4023-000701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138.



                               Prospectus Page 31
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                          GT GLOBAL NEW DIMENSION FUND

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EXCHANGES BY MAIL

Send complete instructions, including name of GT Global Mutual Fund exchanging from, class of shares, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, CA 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138.

REDEMPTIONS BY MAIL

Send complete instructions, including name of the Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT GLOBAL
    P.O. Box 7893
    San Francisco, CA 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send the instructions to the following address:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA  94596

ADDITIONAL QUESTIONS

Shareholders  with  additional   questions  regarding  purchase,   exchange  and
redemption procedures should call GT Global at 1-800-223-2138.

                         CALCULATION OF NET ASSET VALUE

The Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time), each Business Day. The Fund's net asset value per share is computed by dividing the value of the Fund's net assets by the total number of shares outstanding. Net asset value is determined separately for each class of shares of the Fund. The assets of the Fund consist primarily of the Underlying Theme Funds, which are valued at their respective net asset values at the time of computation. Other Fund assets are valued at current market price or, if unavailable, at fair value determined in good faith by or under the direction of the Trust's Board of Trustees.

The different service and distribution fees borne by each class of shares of the Fund will result in different net asset values and dividends. The per share net asset value of the Class B shares of the Fund generally will be lower than that of the Class A shares of the Fund because of the higher expenses borne by the Class B shares. The per share net asset value of the Advisor Class shares of the Fund generally will be higher than that of the Class A and Class B shares of the


                               Prospectus Page 32
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                          GT GLOBAL NEW DIMENSION FUND

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Fund because of the absence of any service and  distribution  fees applicable to the Advisor Class shares. It is expected, however, that the net asset value per share of the classes will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution fee accrual differential between the classes.


                         DIVIDENDS, OTHER DISTRIBUTIONS
                           AND FEDERAL INCOME TAXATION

DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund annually declares as a dividend all of its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. The Fund also annually distributes substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. The Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by the Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares of the Fund will be lower than the per share income dividends on Class A shares of the Fund as a result of the higher service and distribution fees applicable to Class B shares; and the per share income dividends on both such classes of shares of the Fund will be lower than the per share income dividends on the Advisor Class shares of the fund as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:

 .   to have all dividends and other  distributions  automatically  reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

 . to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

 . to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

 .  to receive dividends and other distributions in cash.

Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.



                               Prospectus Page 33
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                          GT GLOBAL NEW DIMENSION FUND

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Any dividend or other  distribution  paid by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased) even though subject to income tax, as discussed below.

TAXES. The Fund intends to qualify for treatment as a regulated investment company under the Code. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and net capital gain that is distributed to its shareholders.

Dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.

The Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year.

The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest - Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with the Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another GT Global Mutual Fund generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of the Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of such Fund or any other GT Global Mutual Fund on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.



                               Prospectus Page 34
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                          GT GLOBAL NEW DIMENSION FUND

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The  foregoing  is  only  a  summary  of  some  of  the  important  federal  tax considerations generally affecting the Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

                                   MANAGEMENT

The Trust's Board of Trustees has overall responsibility for the operation of the Fund and has approved contracts with various financial organizations to provide certain services required by the Fund. See "Trustees and Executive Officers" in the Statement of Additional Information for a complete description of the Trustees of the Trust.

INVESTMENT MANAGEMENT AND ADMINISTRATION. Subject to the supervision and direction of the Trust's Board of Trustees, the Manager will ensure that the Fund's assets are invested in the Underlying Theme Funds according to the formula and pre-determined percentages described in the "Investment Objective and Policies" section of this Prospectus. The Manager will determine how the Fund's assets will be invested in short-term investments and place all purchase and sale orders for such instruments and for the Underlying Theme Funds. The Manager provides the following administration services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. The Manager also serves as the Fund's pricing and accounting agent. Finally the Manager will assume all other costs of the Fund's operation, such as trustee fees, legal and audit fees, except that the Fund will pay certain distribution fees, as described below. The Fund, as a shareholder in the Underlying Theme Funds, indirectly will bear its proportionate share of any investment management fees and other expenses paid by the Underlying Theme Funds.

The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969.

The Manager and its worldwide affiliates, including the Manager Bank in Liechtenstein, formerly Bank in Liechtenstein, compose Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.

As of June 30, 1996, the Manager and its worldwide affiliates managed approximately $__ billion. In the United States, as of June 30, 1996, the Manager managed or administered approximately $__ billion of GT Global Mutual Funds. As of June 30, 1996, assets entrusted to Liechtenstein Global Trust totaled approximately $__ billion.

While the Fund will not be actively managed or have a portfolio manager, the Underlying Theme Funds are actively managed by teams of investment professionals. At least once a year the Fund will rebalance the percentages of its assets in each Underlying Theme Fund according to the total industry


                               Prospectus Page 35

                          GT GLOBAL NEW DIMENSION FUND

-------------------------------------------------------------------------------

weighting of the securities held by the Underlying Theme Funds as represented in the Morgan Stanley Capital International AC World Index.

DISTRIBUTION OF FUND SHARES. GT Global is the distributor of the Fund's Class A and Class B shares. Like the Manager, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, CA 94111. As distributor, GT Global collects the sales charges imposed on purchases of Class A shares and any contingent deferred sales charges that may be imposed on certain redemptions of Class A and Class B shares. GT Global reallows a portion of the sales charge on Class A shares to broker/dealers that have sold such shares in accordance with the schedule set forth above under "How to Invest." In addition, GT Global pays a commission equal to 4.00% of the amount invested to broker/dealers who sell Class B shares. A commission with respect to Class B shares is not paid on exchanges or certain reinvestments in Class B shares.

GT Global, at its own expense, may provide additional promotional incentives to broker/dealers that sell shares of the Fund and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker/dealer. In addition, GT Global makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

Under a plan of distribution adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, with respect to the Fund's Class A shares ("Class A Plan"), the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to a separate plan of distribution adopted with respect to the Fund's Class B shares ("Class B Plan"), the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as such Plan continues in effect.

GT Global's service and distribution expenses include the payment of ongoing commissions; the cost of any additional compensation paid by GT Global to broker/dealers; the costs of printing and mailing to prospective investors


                               Prospectus Page 36

                          GT GLOBAL NEW DIMENSION FUND

-------------------------------------------------------------------------------

prospectuses and other materials relating to the Funds; the costs of developing, printing, distributing and publishing advertisements and other sales literature; and allocated costs relating to GT Global's distribution activities, including, among other things, employee salaries, bonuses and other overhead expenses. In addition, its expenses under the Class B Plan include payment of initial sales commissions to broker/dealers and interest on any unreimbursed amounts carried forward thereunder.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                                   PERFORMANCE

PERFORMANCE OF THE UNDERLYING THEME FUNDS. The Fund has no operating history as of the date of this Prospectus and therefore no performance record. The following table shows the average annual total returns of Class A SHARES1/ of each Underlying Theme Fund for the most recent one-, five- and ten-year periods (or since inception if shorter). The performance information reflects the maximum applicable sales charges and other distribution-related expenses and service fees. Returns would be higher if these charges and fees were not reflected. The Fund invests in Advisor Class shares of the Underlying Theme Funds, which are not subject to these sales charges and distribution-related expenses and service fees.


                                    Assets as of                        Average Annual Total
Underlying Theme Fund               12/31/96          Inception            Returns through
                                    ($000's)          Date                     12/31/96
                                                                       ----------------------
                                                                        One    Five    Ten
                                                                        Year   Years   Years
---------------------------------------------------------------------------------------------

GT Global Consumer Products
and Services Fund

GT Global Financial
Services Fund

GT Global Health
Care Fund

GT Global Infrastructure Fund

GT Global Natural Resources Fund

GT Global Telecommunications Fund



(1) The class outstanding for the longest period. If more than one class is outstanding for the longest period, the table shows performance for the class that represents the largest portion of the Underlying Theme Fund's net assets.

The past performance of the Underlying Theme Funds is not a guarantee of future results for either the Underlying Theme Funds or the Fund. Further information


                               Prospectus Page 37

                          GT GLOBAL NEW DIMENSION FUND

-------------------------------------------------------------------------------

about each Underlying Theme Fund's performance is contained in its Annual Report, which may be obtained without charge by calling (800) 824-1580 or contacting your financial adviser.


                                OTHER INFORMATION

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in the Fund, the shareholder will receive from
the  Transfer  Agent  a  confirmation   statement  reflecting  the  transaction.
Confirmations for transactions effected pursuant to the Fund's Automatic Investment Plan, Systematic Withdrawal Plan and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. In addition, the federal income status of distributions made by the Fund to shareholders will be reported after the end of the fiscal year on Form 1099-DIV. Under certain circumstances, duplicate mailings of such reports to the same household may be consolidated.

ORGANIZATION OF THE TRUST. The Trust was organized as a Massachusetts business trust on August 26, 1996. The Trust currently consists of one series. From time to time, the Trust may establish other series, each corresponding to a distinct investment portfolio and a distinct series of the Trust's common stock. Shares of each series are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.

On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, each class of shares of a series has exclusive voting rights with respect to its distribution plan. The shares of each series and of all the Trust's series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection by the Board of Trustees of the Trust's independent accountants.

Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Fund would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Trustees holding office had been elected by shareholders. Trustees shall continue to hold office until their successors are elected and have qualified. Shares of the Fund do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Trust's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or for any other purpose. The 1940 Act requires the Trust to assist shareholders in calling such a meeting.

Pursuant to the Trust's Declaration of Trust, the Trust may issue an unlimited number of shares. Each share of the Fund represents an equal proportionate interests in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Trustees. Shares of the Fund when issued are fully paid and nonassessable.

                               Prospectus Page 38

                          GT GLOBAL NEW DIMENSION FUND

-------------------------------------------------------------------------------


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Fund toll-free at (800) 223-2138 or by writing to the Fund at 50 California Street, 27th Floor, San Francisco, California 94111.

PERFORMANCE INFORMATION. The Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, the Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of the Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and other distributions.

In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation) and assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Fund's performance data will reflect past performance and will not necessarily be indicative of future results. The Fund's investment results will vary from time to time depending upon market conditions, the composition of their portfolios and their operating expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Fund are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global, a subsidiary of Liechtenstein Global Trust and maintains offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, CA 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of the assets of the Fund.

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and to the Fund.


                               Prospectus Page 39

                          GT GLOBAL NEW DIMENSION FUND

-------------------------------------------------------------------------------

Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and the Transfer Agent in connection with other matters.

INDEPENDENT ACCOUNTANTS. The Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns, and consults with the Trust and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.


                               Prospectus Page 40

                          GT GLOBAL NEW DIMENSION FUND:
                                  ADVISOR CLASS
                         Prospectus -- ________ __, 1997

--------------------------------------------------------------------------------


GT Global New Dimension Fund (the "Fund") is a diversified series of GT Global Asset Allocation Trust (the "Trust"), an open-end management investment company. The Fund seeks long-term growth of capital. Unlike a typical mutual fund, which invests directly in portfolio securities, the Fund will invest primarily in shares of other GT Global mutual funds. The Fund seeks its objective by investing in the following global theme mutual funds: GT Global Consumer Products and Services Fund; GT Global Financial Services Fund; GT Global Health Care Fund; GT Global Infrastructure Fund; GT Global Natural Resources Fund; and GT Global Telecommunications Fund (collectively, the "Underlying Theme Funds").

There is no assurance that the Fund will achieve its investment objective.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY
OTHER AGENCY.

The Fund is managed by Chancellor LGT Asset Management, Inc. (the "Manager"). The Manager and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.

Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated ________ __, 1997, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated by reference. The Statement of Additional Information is available without charge by writing to the Fund at 50 California Street, 27th Floor, San Francisco, California 94111, or by calling
(800) 824-1580.

FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL
ADVISOR.

GT GLOBAL

A Member of Liechtenstein Global Trust

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          T A B L E   O F   C O N T E N T S
--------------------------------------------------------------------------------



                                                                           PAGE
Prospectus Summary............................................................
Investment Objective and Policies.............................................
Description of the Underlying Theme Funds.....................................
Risk Factors and Special Considerations.......................................
How to Invest.................................................................
How to Make Exchanges.........................................................
How to Redeem Shares .........................................................
Shareholder Account Manual....................................................
Calculation of Net Asset Value................................................
Dividends, Other Distributions and Federal Income Taxation ...................
Management....................................................................
Performance...................................................................
Other Information.............................................................













                               Prospectus Page 2

                          GT GLOBAL NEW DIMENSION FUND

                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------


The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in the summary are to headings in the body of the Prospectus.

Investment Objective:         The Fund seeks long-term growth of capital.

Principal Investments:        The  Fund  seeks  its   investment   objective  by
                              investing its assets in the following global theme
                              mutual  funds:  GT Global  Consumer  Products  and
                              Services  Fund  ("Consumer  Products  and Services
                              Fund");   GT  Global   Financial   Services   Fund
                              ("Financial Services Fund"); GT Global Health Care
                              Fund    ("Health    Care    Fund");    GT   Global
                              Infrastructure  Fund  ("Infrastructure  Fund"); GT
                              Global Natural Resources Fund ("Natural  Resources
                              Fund");  and  GT  Global  Telecommunications  Fund
                              ("Telecommunications Fund"). The allocation of the
                              Fund's assets among the six Underlying Theme Funds
                              is  governed   strictly  by  a  formula  described
                              herein. See "Investment Objective and Policies."

                              There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the net asset value of the shares of the Underlying Theme Funds. Investors should review the investment objectives and policies of the Fund and the Underlying Theme Funds carefully and consider their ability to assume these and other risks involved in purchasing shares of the Fund. See "Investment Objective and Policies" and "Description of the Underlying Theme Funds." As a newly organized entity, the Fund has no operating history.

Investment Manager:           The Manager is part of Liechtenstein Global Trust,
                              a provider of global asset  management and private
                              banking  products and services to  individual  and
                              institutional     investors,     entrusted    with
                              approximately  $___  billion in total assets as of
                              June 30, 1997. The Manager and its worldwide asset
                              management   affiliates   maintain  fully  staffed
                              investment   offices  in  Frankfurt,   Hong  Kong,
                              London,   New  York,  San  Francisco,   Singapore,
                              Sydney, Tokyo and Toronto. See "Management."


                                Prospectus Page 3

                          GT GLOBAL NEW DIMENSION FUND

                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------


Advisor Class Shares:         Advisor  Class  shares are  offered  through  this
                              Prospectus  to (a)  trustees or other  fiduciaries
                              purchasing shares for employee benefit plans which
                              are sponsored by organizations which have at least
                              1,000 employees; (b) any account with assets of at
                              least  $10,000 if (i) a financial  planner,  trust
                              company,   bank  trust  department  or  registered
                              investment adviser has investment  discretion over
                              such  account,  and (ii) the  account  holder pays
                              such  person as  compensation  for its  advice and
                              other  services  an annual fee of at least .50% on
                              the assets in the  account;  (c) any account  with
                              assets of at least  $10,000 if (i) such account is
                              established  under a "wrap fee" program,  and (ii)
                              the  account  holder  pays  the  sponsor  of  such
                              program  an  annual  fee of at  least  .50% on the
                              assets in the account; (d) accounts advised by one
                              of the  companies  composing  or  affiliated  with
                              Liechtenstein  Global  Trust;  and  (e) any of the
                              companies    composing    or    affiliated    with
                              Liechtenstein Global Trust.

Shares Available Through:     Advisor Class shares of the Fund are available
                              through Financial Advisors (as defined herein) who have entered into agreements with the Fund's distributor, GT Global, Inc. ("GT
                              Global") or certain of its affiliates.  See
                              "How to Invest" and "Shareholder Account
                              Manual."

Exchange Privileges:          Advisor Class shares of the Fund may be
                              exchanged for Advisor Class shares of other GT
                              Global Mutual Funds, which are open-end
                              management investment companies advised and/or administered by the Manager. See "How to Make
                              Exchanges" and "Shareholder Account Manual."

Redemptions:                  Shares may be redeemed through the Fund's
                              transfer agent, GT Global Investors Services,
                              Inc. ("Transfer Agent").  See "How to Redeem
                              Shares" and "Shareholder Account Manual."

Dividends and Other
Distributions:                Dividends and capital gain distributions, if
                              any, are paid annually.

Reinvestment:                 Dividends and other distributions may be
                              reinvested automatically in Advisor Class shares of the Fund or in Advisor Class shares of other GT Global Mutual Funds.

                               Prospectus Page 4

                          GT GLOBAL NEW DIMENSION FUND

                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------


Net Asset Values:             Advisor  Class  shares of the Fund are expected to
                              be quoted daily in the financial section of most newspapers.

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in Advisor Class shares of the Fund are reflected in the following tables. Expenses shown below are estimated.


                                                         ADVISOR CLASS
                                                         -------------

SHAREHOLDER TRANSACTIONS COSTS:
    Maximum sales charge on purchase of share (as a            None
    % of offering price)...........................
    Sales charges on reinvested distributions to
    shareholders...................................            None
    Maximum deferred sales charges (as a % of net
    asset value at time of purchase or sale,
    whichever is less).............................              -
    Redemption charges.............................              -
    Exchange fees                                                -
      --    On first four exchanges each year......
      --    On each additional exchange............            $7.50

ANNUAL FUND OPERATING EXPENSES*:
    (AS A % OF AVERAGE NET ASSETS)
    Investment management fees.....................            None
    12b-1 distribution and service fees............            None
    Other expenses (after reimbursements)..........            0.00%
    Total Fund Operating Expenses..................           =====%

---------------------

* The Fund's Annual Fund Operating Expenses are estimated for its initial fiscal period. "Other expenses" include transfer agency, legal, audit and other operating expenses. Without reimbursements, "Other expenses" and "Total Fund Operating Expenses" are estimated to be ____% and ____%, respectively. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.

                               Prospectus Page 5

                          GT GLOBAL NEW DIMENSION FUND

                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------


In addition to the Annual Fund Operating Expenses shown above, the Fund, as a shareholder in the Underlying Theme Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the Underlying Theme Funds. As a result, the investment returns of the Fund will reflect the expenses of the Underlying Theme Funds' that it holds. The following table shows the expense ratio applicable to Advisor Class shares of the Underlying Theme Funds, for the fiscal year ended October 31, 1996. The Fund invests only in Advisor Class shares of the Underlying Theme Funds and, accordingly, pays no sales charge or Rule 12b-1 service or distribution fees in connection with these investments. The Fund, however, indirectly bears its pro rata share of the fees and expenses applicable to Advisor Class shares of the Underlying Theme Funds.

    ---------------------------------------------------------------------------

    UNDERLYING THEME FUND                                   EXPENSE RATIO OF
                                                          ADVISOR CLASS SHARES
    ---------------------------------------------------------------------------
    GT Global Consumer Products and Services Fund                1.84%
    GT Global Financial Services Fund                            1.90%
    GT Global Health Care Fund                                   1.34%
    GT Global Infrastructure Fund                                1.75%
    GT Global Natural Resources Fund                             1.80%
    GT Global Telecommunications Fund                            1.29%
    ---------------------------------------------------------------------------

   The following table shows the estimated aggregate expense ratio of the Fund based on a weighted average of the expense ratios of the Underlying Theme Funds in which the Fund would have invested on _________, 1997, plus the expense ratio of the Fund.

--------------------------------------------------------------------------------

    GT GLOBAL NEW DIMENSION FUND                    ESTIMATED AGGREGATE EXPENSE
                                                               RATIO
--------------------------------------------------------------------------------

       Advisor Class                                %

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:
An investor would have directly or indirectly paid the following expenses of the Fund and of the Underlying Theme Funds at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5.0% annual return:

                                                          ONE        THREE
                                                          YEAR       YEARS
                                                          ----       -----
Advisor Class Shares..................................
-------------------------

     THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The example assumes payment by the Fund of operating expenses at the level set forth under "Annual Fund Operating Expenses" above and of its pro rata share of the Advisor Class expenses of the Underlying Theme Funds.

                               Prospectus Page 6

                          GT GLOBAL NEW DIMENSION FUND

                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------


     The tables and the assumption in the Hypothetical Example of a 5.0% annual return are required by regulation of the SEC applicable to all mutual funds. The 5.0% annual return is not a prediction of and does not represent the Fund's or any Underlying Theme Fund's projected or actual performance.


























                               Prospectus Page 7

                          GT GLOBAL NEW DIMENSION FUND

------------------------------------------------------------------------------


                        INVESTMENT OBJECTIVE AND POLICIES

The Fund seeks long-term growth of capital. Unlike a typical mutual fund, which invests directly in portfolio securities, the Fund will invest primarily in shares of other GT Global mutual funds. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the following global theme mutual funds:

   o GT  Global  Consumer  Products  and  Services  Fund
   o GT  Global  Financial Services Fund
   o GT Global Health Care Fund
   o GT Global  Infrastructure Fund
   o GT GlobalNatural Resources Fund
   o GT Global Telecommunications Fund

The Manager will exercise no discretion in investing the assets of the Fund. The Manager periodically determines the allocation of assets to the Underlying Theme Funds according to the industry weightings of the companies comprising the Morgan Stanley Capital International All Country (AC) World Index ("MSCI"). (The MSCI is a broad unmanaged index of global stock prices, currently comprising 2500 different issuers, located in 44 countries and grouped in 38 separate industries.) The Manager assesses which of the Underlying Theme Funds can be invested, as part of their primary focus, in each of the industries. For example, Financial Services Fund typically invests primarily in companies categorized in the MCSI as in the Banking, Financial Services, Insurance and Real Estate industries. The percentage that those industries comprise in the MSCI is then used by the Manager as the percentage of new money in the Fund that will be invested in Financial Services Fund. Where two or more Underlying Theme Funds can invest in an industry, the weighting of that industry in the MSCI is split equally among each qualifying Underlying Theme Fund. As a result of the Manager's analysis of the 38 industries currently comprising the MSCI, the Underlying Theme Funds are related to all industries. Of course, the Underlying Theme Funds do not invest necessarily in the same industries or same companies which comprise the MSCI. Because the industry weighting percentages in the MSCI change over time and because the percentage that each Underlying Theme Fund will represent in the Fund will change over time, the Manager will periodically rebalance the Fund to reflect the current MSCI weighting. This rebalancing will occur once a year. As of _____________, 1997, the weight assigned to each Underlying Theme Fund, using the above methodology, was as follows:

Consumer Products and Services Fund  ______%
Financial Services Fund              ______%
Health Care Fund                     ______%
Infrastructure Fund                  ______%
Natural Resources Fund               ______%
Telecommunications Fund              ______%

The Fund will be a more diversified investment than would be achieved by investing in any single Underlying Theme Fund. However, because each Underlying Theme Fund is actively managed without any attempt to reflect the country, industry or company weightings of the MSCI, those Funds will perform differently than the corresponding industry components of the MSCI and the Fund will perform differently than the overall MSCI. While the Fund does not therefore represent the performance of the MSCI, it does represent a globally diversified portfolio, with allocations among developed and emerging countries, industries and companies intended to achieve growth of capital.

                               Prospectus Page 8

                          GT GLOBAL NEW DIMENSION FUND

------------------------------------------------------------------------------


The Fund is designed to meet the needs of investors who seek professional money management services and who appreciate the advantages of diversification. The Fund by itself should not be considered a complete investment program. As a newly organized entity, the Fund has no operating history.

OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. As defined in the 1940 Act and as used in this Prospectus, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations as fundamental policies which also may not be changed without shareholder approval. See "Investment Limitations" in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus, and in the Statement of Additional Information, including the policies with respect to investment in the Underlying Theme Funds, is not a fundamental policy and may be changed by vote of the Trust's Board of Trustees without shareholder approval. The Fund's policies regarding concentration and lending, and the percentage of the Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.

                  DESCRIPTION OF THE UNDERLYING THEME FUNDS

The following descriptions summarize the investment objectives and policies of the Underlying Theme Funds. There is no assurance that any of the Underlying Theme Funds will achieve its investment objective. The Statement of Additional Information includes more information about the investment policies of the Underlying Theme Funds. Investors desiring more information on an Underlying Theme Fund described below should call (800) 824-1580 or contact your financial advisor for the Underlying Theme Funds' prospectus.

CONSUMER PRODUCTS AND SERVICES FUND. The Consumer Products and Services Fund's investment objective is long-term capital growth. The Consumer Products and Services Fund seeks its objective by investing all of its investable assets in the Consumer Products and Services Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services. The Consumer Products and Services Portfolio's investment objective is identical to that of the Consumer Products and Services Fund. The Consumer Products and Services Portfolio invests in consumer products and services companies which, in the opinion of the Manager, have potential for above average, long-term growth in sales and earnings.

At least 65% of the Consumer Products and Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by consumer products and services companies. A "consumer products or services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from activities relating to consumer products or services, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Consumer Products and Services Portfolio's assets may be invested in debt securities issued by consumer products or services companies and/or equity and debt securities of companies outside the consumer products or services industries, which, in the opinion of the Manager, stand to benefit from developments in such industries.

                               Prospectus Page 9

                          GT GLOBAL NEW DIMENSION FUND

------------------------------------------------------------------------------


The Consumer Products and Services Portfolio expects that a significant portion of its assets may be invested in the securities of U.S. issuers from time to time, particularly those that market their products globally. However, consumer products and services companies of a particular nation or region of the world are often operated and owned in their local markets, close to their customers. These companies, the Manager believes, may offer superior opportunities for capital growth as compared to their larger, multinational counterparts. Certain global markets may be more attractive than others from time to time; companies dependent on U.S. markets, for example, may be outperformed by companies not dependent on U.S. markets. The Manager also believes that the demand for consumer products and services worldwide will increase along with rising disposable incomes in both developed and developing nations.

FINANCIAL SERVICES FUND. The Financial Services Fund's investment objective is long-term capital growth. The Financial Services Fund seeks its objective by investing all of its investable assets in the Financial Services Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries. The Financial Services Portfolio's investment objective is identical to that of the Financial Services Fund. The Financial Services Portfolio invests in financial services companies which, in the opinion of the Manager, have potential for above average, long-term growth in sales and earnings. There is no assurance that the Financial Services Fund or the Financial Services Portfolio will achieve its investment objective.

At least 65% of the Financial Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by financial services companies. A "financial services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from financial services activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Financial Services Portfolio's assets may be invested in debt securities issued by financial services companies and/or equity and debt securities of companies outside of the financial services industries, which, in the opinion of the Manager, stand to benefit from developments in the financial services industries.

The Manager expects that banking and related financial institution consolidation in the developed countries, increased demand for retail borrowing in developing countries, a growing need for international trade-based financing, a rising demand for sophisticated risk management, the proliferating number of liquid securities markets around the world, and larger concentrations of investable assets should lead to growth in financial service companies that are positioned for the future.

HEALTH CARE FUND. The Health Care Fund's investment objective is long-term capital appreciation. The Health Care Fund seeks its objective by investing primarily in equity securities of health care companies throughout the world. The Health Care Fund invests in health care companies, which, in the opinion of LGT, have potential for above average, long-term growth in sales and earnings.

                               Prospectus Page 10

                          GT GLOBAL NEW DIMENSION FUND

------------------------------------------------------------------------------


At least 65% of the Health Care Fund's total assets normally will be invested in common and preferred stocks, and warrants to acquire such securities, issued by health care companies. A "health care" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from health care activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Health Care Fund's assets may be invested in debt securities issued by health care companies and/or equity and debt securities of companies outside of the health care industry, which, in the opinion of the Manager, stand to benefit from developments in the health care industries.

The Health Care Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of U.S. issuers. Health care industries, however, are global industries with significant, growing markets outside of the United States. A sizable portion of the companies which comprise the health care industries are headquartered outside of the United States, and many important pharmaceutical and biotechnology discoveries and technological breakthroughs have occurred outside of the United States, primarily in Japan, the United Kingdom and Western Europe. In addition, the Manager believes that the rapid and profound change in the United States health care system offers investment opportunities in those companies acting as consolidators or otherwise gaining market share at the expense of less efficient competitors.

INFRASTRUCTURE FUND. The Infrastructure Fund's investment objective is long-term capital growth. The Infrastructure Fund seeks its objective by investing all of its investable assets in the Infrastructure Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure. The Infrastructure Portfolio's investment objective is identical to that of the Infrastructure Fund. The Infrastructure Portfolio invests in infrastructure companies which, in the opinion of the Manager, have potential for above average, long-term growth in sales and earnings.

At least 65% of the Infrastructure Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by infrastructure companies. An "infrastructure" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from infrastructure activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Infrastructure Portfolio's assets may be invested in debt securities issued by infrastructure companies and/or equity and debt securities of companies outside of the infrastructure industries, which, in the opinion of the Manager, stand to benefit from developments in the infrastructure industries. The Manager believes that strong economic growth in developing countries and infrastructure replacement, upgrade, and deregulation in more developed countries provide an environment for favorable investment opportunities in infrastructure companies worldwide.

                               Prospectus Page 11

                          GT GLOBAL NEW DIMENSION FUND

------------------------------------------------------------------------------


NATURAL RESOURCES FUND. The Natural Resources Fund's investment objective is long-term capital growth. The Natural Resources Fund seeks its objective by investing all of its investable assets in the Natural Resources Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. The Natural Resources Portfolio's investment objective is identical to that of the Natural Resources Fund. The Natural Resources Portfolio invests in natural resource companies which, in the opinion of the Manager, have potential for above average, long-term growth in sales and earnings. There is no assurance that the Natural Resources Fund or the Natural Resources Portfolio will achieve its investment objective.

At least 65% of the Natural Resources Portfolio's total assets will normally be invested in common stock and preferred stock, and warrants to acquire such securities, issued by natural resource companies. A "natural resource" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from natural resource activities, or (ii) at least 50% of the assets was devoted to such activities, based upon the company's most recent fiscal year. The remainder of the Natural Resources Portfolio's assets may be invested in debt securities issued by natural resource companies and/or equity and debt securities of companies outside of the natural resource industries, which, in the opinion of the Manager, stand to benefit from developments in the resource industries.

The Manager will allocate the Natural Resources Portfolio's investments among natural resource companies depending on its assessment of their long-term growth potential. In assessing these companies' long-term growth potential, the Manager will evaluate, among other factors, their capabilities for expanded exploration and production, superior exploration programs and production techniques and facilities, current inventories, expected production and demand levels and the potential to accumulate new resources. The Manager also believes that investments in natural resource industries offer an opportunity to protect wealth against the capital eroding effects of inflation.

TELECOMMUNICATIONS FUND. The Telecommunications Fund's investment objective is long-term growth of capital. The Telecommunications Fund seeks its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment. The Telecommunications Fund invests in telecommunications companies which, in the opinion of the Manager, have potential for above average, long-term growth in sales and earnings on a sustained basis.

At least 65% of the Telecommunications Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by telecommunications companies. A "telecommunications" company is an entity in which (i) at least 50% of either its revenues or earnings was derived from telecommunications activities, or (ii) at least 50% of its assets was devoted to telecommunications activities, based on the company's most recent fiscal year. The remainder of the assets of the Telecommunications Fund may be invested in debt securities issued by telecommunications companies and/or equity and debt securities of companies outside of the telecommunications industry which, in the opinion of the Manager, stand to benefit from developments in the telecommunications industry.

                               Prospectus Page 12

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                          GT GLOBAL NEW DIMENSION FUND

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The Manager believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Telecommunications Fund's portfolio. Older technologies, such as photography and print also may be represented, however.

                     RISK FACTORS AND SPECIAL CONSIDERATIONS

INVESTING IN THE UNDERLYING THEME FUNDS. The investments of the Fund are concentrated in the Underlying Theme Funds, so the Fund's investment performance is directly related to the investment performance of the Underlying Theme Funds. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Theme Funds to meet their objectives as well as the allocation among those Underlying Theme Funds. There can be no assurance that the investment objective of the Fund or any Underlying Theme Fund will be achieved. The value of the Underlying Theme Funds' domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and economic conditions. In addition, each Underlying Theme Fund may concentrate its investments within particular industries.

FOREIGN INVESTMENTS. The Underlying Theme Funds' investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.

By investing in foreign securities, the Underlying Theme Funds also have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true of an Underlying Theme Fund that invests in emerging markets. Many investments in emerging markets are considered speculative and therefore may offer higher income and total return potential, but have significantly greater risk. Also, to the extent that a Theme Fund's investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect the fund's share price.

INVESTMENT PRACTICES OF THE UNDERLYING THEME FUNDS. In addition to their principal investments, certain Underlying Theme Funds may enter into forward currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; engage in options transactions; purchase restricted and illiquid securities; purchase securities on a when-issued or delayed delivery basis; enter into repurchase or reverse repurchase agreements; borrow money; and engage in various other investment practices.

                               Prospectus Page 13

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                          GT GLOBAL NEW DIMENSION FUND

--------------------------------------------------------------------------------


TEMPORARY DEFENSIVE STRATEGIES. The Fund retains the flexibility to respond promptly to changes in market and economic conditions. Accordingly, in the interest of preserving shareholders' capital and consistent with the Fund's investment objective, the Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash and/or high quality debt securities and money market instruments. To the extent the Fund adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective.

In addition, pending investment of proceeds from new sales of the shares or to meet its ordinary daily cash needs, the Fund may hold cash and/or may invest in high quality debt instruments and money market instruments. Money market instruments in which the Fund may invest include, but are not limited to, United States government securities; high-grade commercial paper; bank certificates of deposit; bankers' acceptances and repurchase agreements related to any of the foregoing. High-grade commercial paper refers to commercial paper rated A-l by Standard & Poor's or P-l by Moody's Investors Services, Inc. or, if not rated, determined by the Manager to be of comparable quality.

LOWER QUALITY. The Fund may invest in an Underlying Theme Fund that invests in high yield, high risk securities, commonly known as "junk bonds." As a result, the Fund may be subject to some of the risks resulting from high yield investing. The Fund also may invest in Underlying Theme Funds that invest in medium grade bonds. Lower quality debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Lower rated and comparable unrated securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers, and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Further information on these investment policies and practices can be found in "Description of the Underlying Theme Funds," in the Appendix to this Prospectus and in the Statement of Additional Information as well as the prospectus of the Underlying Theme Funds.

PURCHASES AND REDEMPTIONS. From time to time, the Underlying Theme Funds may experience relatively large purchases or redemptions due to rebalancing of the Fund by the Manager. This may have a material effect on the Underlying Theme Funds, since Underlying Theme Funds that experience redemptions as a result of reallocations may have to sell portfolio securities and because Underlying Theme Funds that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that Underlying Theme Funds may be required to sell securities at times when they would not otherwise do so, or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with purchases and sales of securities, and such sales also may increase transaction costs.

PORTFOLIO TURNOVER. The Fund's portfolio turnover rate is expected to be low and is not anticipated to exceed __% annually. The turnover rates of the Underlying Theme Funds in which the Fund will invest and their corresponding Portfolios have ranged from __% to ___% during their most recent fiscal years. There can be no assurance that the turnover rates of these Funds will remain within this range during subsequent fiscal years. Higher turnover rates may result in higher expenses being incurred by the Underlying Theme Funds.



                               Prospectus Page 14

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                          GT GLOBAL NEW DIMENSION FUND

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MASTER-FEEDER  STRUCTURE  OF  CERTAIN  UNDERLYING  THEME  FUNDS.  The  Financial
Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seek to achieve their investment objective by investing all of their investable assets in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively, each of which is a separate investment company. Because its corresponding Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio.

AFFILIATED PERSONS. The officers and trustees of the Trust and the Manager currently serve as officers, and trustees and the investment adviser, respectively, of many of the Underlying Theme Funds. Therefore, conflicts may arise as these persons fulfill their fiduciary responsibilities to the Fund and the Underlying Theme Funds.

See the Appendix for additional information regarding the investment policies and risks of the Underlying Theme Funds.

                                  HOW TO INVEST

GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of at least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies composing or affiliated with Liechtenstein Global Trust; and (e) any of the companies composing or affiliated with Liechtenstein Global Trust. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisors." Fiduciaries and Financial Advisors may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class shares. Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial
Advisors who have entered into agreements with GT Global or certain of its affiliates. Investors may be charged a fee by their agents or brokers if they effect transactions other than through a dealer.

All purchase orders will be executed at the public offering price next determined after the purchase order is received. Orders received by GT Global before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other

                               Prospectus Page 15

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                          GT GLOBAL NEW DIMENSION FUND

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factors  contribute  to an earlier  closing  time) on any  Business  Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. THE FUND AND GT GLOBAL RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Fund and GT Global may reject purchase orders or exchanges by investors who appear to follow, in the Manager's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges - Limitations on Purchase Orders and Exchanges."

Fiduciaries and Financial Advisors may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contract your Financial Advisor or GT Global.

PURCHASES BY BANK WIRE. Shares of the Fund may also be purchased through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Fund. Prior telephonic or facsimile notice must be provided to the Transfer Agent that a bank wire is being sent. A bank may charge a service fee for wiring money to the Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.

CERTIFICATES. Physical certificates representing the Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of the Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUND AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.

PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances holding of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly quarterly, semiannual, or annual basis.

Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated most during a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


                               Prospectus Page 16

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                          GT GLOBAL NEW DIMENSION FUND

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The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding Business Day if the 28th is not a Business Day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Fund and GT Global reserve the right to modify, suspend, or terminate the program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain broker/dealers may charge a fee for establishing accounts relating to the Program. Investors should contact their broker/dealers or GT Global for more information.

                              HOW TO MAKE EXCHANGES

Adviser Class shares of the Fund may be exchanged for Advisor Class shares of any of the other GT Global Mutual Funds based on their respective net asset values, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, other Distributions and Federal Income Taxation."

     - GT GLOBAL WORLDWIDE GROWTH FUND
     - GT GLOBAL  INTERNATIONAL GROWTH FUND
     - GT GLOBAL EMERGING  MARKETS FUND
     - GT GLOBAL NEW PACIFIC GROWTH FUND
     - GT GLOBAL EUROPE GROWTH FUND
     - GT GLOBAL LATIN AMERICA  GROWTH FUND
     - GT GLOBAL AMERICA SMALL CAP GROWTH  FUND
     - GT GLOBAL  AMERICA  MID CAP GROWTH  FUND
     - GT GLOBAL AMERICA  VALUE FUND
     - GT GLOBAL JAPAN GROWTH FUND
     - GT GLOBAL GROWTH & INCOME FUND
     - GT GLOBAL GOVERNMENT  INCOME FUND
     - GT GLOBAL STRATEGIC INCOME FUND
     - GT GLOBAL HIGH  INCOME  FUND
     - GT GLOBAL DOLLAR  FUND
     - GT GLOBAL CONSUMER PRODUCTS AND SERVICES  FUND
     - GT GLOBAL FINANCIAL SERVICES FUND
     - GT GLOBAL HEALTH CARE  FUND
     - GT GLOBAL INFRASTRUCTURE FUND
     - GT GLOBAL NATURAL RESOURCES FUND
     - GT GLOBAL TELECOMMUNICATIONS FUND

--------------------

Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.

                               Prospectus Page 17

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                          GT GLOBAL NEW DIMENSION FUND

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EXCHANGES BY TELEPHONE.  A shareholder  may give exchange  information to his or her Financial Advisor. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Fund, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, prior to acting upon instructions received by telephone including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions. The Fund may be liable for any losses due to unauthorized or fraudulent instructions if it does not follow reasonable procedures.

Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisors to request the prospectus of the other GT Global Mutual Fund(s) being considered. Other investors should contact GT Global. See the Shareholder Account Manual in this Prospectus for additional information.

LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The GT Global Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each GT Global Mutual Fund and GT Global reserve the right to refuse purchase orders and exchanges by any person or group, if, in the Manager's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.

In addition, each GT Global Mutual Fund and GT Global reserve the right to refuse purchase orders and exchanges by any person or group if, in the Manager's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a GT Global Mutual Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.

Finally, as described above, each GT Global Mutual Fund and GT Global reserve the right to reject any purchase order.

                              HOW TO REDEEM SHARES

Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request. Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer

                               Prospectus Page 18

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                          GT GLOBAL NEW DIMENSION FUND

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Agent,  provided the shareholder's address of record has not been changed within the preceding  thirty days; or (ii) directly to a pre-designated  bank,  savings
and  loan  or  credit  union  account  ("Pre-Designated   Account").  ALL  OTHER
REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.

Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two Business Days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares - Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

Pre-Designated Account. See "How to Redeem Shares--Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS.

Shareholders automatically have telephone privileges to authorize redemptions. The Fund, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, prior to acting upon instructions received by telephone, including requiring some form of personal identification providing written confirmation of such transactions, and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.


                               Prospectus Page 19

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                          GT GLOBAL NEW DIMENSION FUND

--------------------------------------------------------------------------------



OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his or her Financial Advisor.

Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until the Transfer Agent has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 Business Days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

GT reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.

For additional information on how to redeem shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Advisor.

                           SHAREHOLDER ACCOUNT MANUAL

Purchase, exchange and redemption orders should be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Accounts make such orders through their Financial Advisor. PLEASE BE CAREFUL TO REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest," "How to Make Exchanges," "How to Redeem Shares," and "Dividends, Other Distributions and Federal Income Taxation -- Taxes;" for more information.

The Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

   GT Global
   P.O. Box 7340
   San Francisco, California 94120-7345


                               Prospectus Page 20

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                          GT GLOBAL NEW DIMENSION FUND

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INVESTMENTS BY BANK WIRE

A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE APPROPRIATE CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

   WELLS FARGO BANK N.A.
   ABA 121000248
   Attn:  GT GLOBAL
   ACCOUNT NO. 4023-000701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138.

EXCHANGES BY MAIL

Send complete instructions, including name of GT Global Mutual Fund exchanging from, class of shares, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

   GT Global
   P.O. Box 7893
   San Francisco, CA 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138.

REDEMPTIONS BY MAIL

Send complete instructions, including name of the Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

   GT GLOBAL
   P.O. Box 7893
   San Francisco, CA 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send the instructions to the following address:

   GT Global Investor Services
   California Plaza
   2121 N. California Boulevard
   Suite 450
   Walnut Creek, CA  94596

ADDITIONAL QUESTIONS

Shareholders  with  additional   questions  regarding  purchase,   exchange  and
redemption procedures should call GT Global at 1-800-223-2138.


                               Prospectus Page 21

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                          GT GLOBAL NEW DIMENSION FUND

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                         CALCULATION OF NET ASSET VALUE

The Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time), each Business Day. The Fund's net asset value per share is computed by dividing the value of the Fund's net assets by the total number of shares outstanding. Net asset value is determined separately for each class of shares of the Fund. The assets of the Fund consist primarily of the Underlying Theme Funds, which are valued at their respective net asset values at the time of computation. Other Fund assets are valued at current market price or, if unavailable, at fair value determined in good faith by or under the direction of the Trust's Board of Trustees.

                         DIVIDENDS, OTHER DISTRIBUTIONS
                           AND FEDERAL INCOME TAXATION

DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund annually declares as a dividend all of its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. The Fund also annually distributes substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. The Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain. Dividends and other distributions paid by the Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares of the Fund will be higher than the per share income dividends on shares of other classes of the Fund as a result of the service and distribution fees applicable to those other shares. SHAREHOLDERS MAY ELECT:

o to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the Fund (or other GT Global Mutual Funds); or

o to receive dividends in cash and have other distributions automatically reinvested in additional Advisor Class shares of the Fund (or other GT Global Mutual Funds); or

o to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the Fund (or other GT Global Mutual Funds); or

o  to receive dividends and other distributions in cash.

Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A
SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE FUND. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

                               Prospectus Page 22

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                          GT GLOBAL NEW DIMENSION FUND

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Any dividend or other  distribution  paid by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased) even though subject to income tax, as discussed below.

TAXES. The Fund intends to qualify for treatment as a regulated investment for treatment as a regulated investment company under the Code. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and net capital gain that is distributed to its shareholders.

Dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.

The Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year [and, under certain circumstances, [indirectly] the shareholders' respective shares of any foreign taxes treated as paid by the Underlying Theme Funds, in which event each shareholder of the Fund would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.]

The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest - Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with the Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another GT Global Mutual Fund generally will have similar tax consequences. However, special tax rules apply when a shareholder
(1) disposes of Class A shares of the Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of such Fund or any other GT Global Mutual Fund on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement

                               Prospectus Page 23

                          GT GLOBAL NEW DIMENSION FUND

------------------------------------------------------------------------------



privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

                                   MANAGEMENT

The Trust's Board of Trustees has overall responsibility for the operation of the Fund and has approved contracts with various financial organizations to provide certain services required by the Fund. See "Trustees and Executive Officers" in the Statement of Additional Information for a complete description of the Trustees of the Trust.

INVESTMENT MANAGEMENT AND ADMINISTRATION. Subject to the supervision and direction of the Trust's Board of Trustees, the Manager will ensure that the Fund's assets are invested in the Underlying Theme Funds according to the formula and pre-determined percentages described in the "Investment Objective and Policies" section of this Prospectus. The Manager will determine how the Fund's assets will be invested in short-term investments and place all purchase and sale orders for such instruments and for the Underlying Theme Funds. The Manager provides the following administration services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. The Manager also serves as the Fund's pricing and accounting agent. Finally the Manager will assume all other costs of the Fund's operation, such as trustee fees, legal and audit fees, except that the Fund will pay certain distribution fees, as described below. The Fund, as a shareholder in the Underlying Theme Funds, indirectly will bear its proportionate share of any investment management fees and other expenses paid by the Underlying Theme Funds.

The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969.

The Manager and its worldwide affiliates, including the Manager Bank in Liechtenstein, formerly Bank in Liechtenstein, compose Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.

                               Prospectus Page 24

                          GT GLOBAL NEW DIMENSION FUND

------------------------------------------------------------------------------


As of June 30, 1996, the Manager and its worldwide affiliates managed approximately $__ billion. In the United States, as of June 30, 1996, the Manager managed or administered approximately ___ billion of GT Global Mutual Funds. As of June 30, 1996, assets entrusted to Liechtenstein Global Trust totaled approximately ___ billion.

At least once a year the Fund will rebalance the percentages of its assets in each Underlying Theme Fund according to the total industry weighting of the securities held by the Underlying Theme Funds as represented in the Morgan Stanley Capital International AC World Index.

While the Fund will not be  actively  managed or have a portfolio  manager,  the
Underlying   Theme   Funds  are   actively   managed  by  teams  of   investment
professionals.

DISTRIBUTION OF FUND SHARES. GT Global is the distributor of the Fund's Advisor Class shares. Like the Manager, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, CA 94111.

GT Global, at its own expense, may provide additional promotional incentives to broker/dealers that sell shares of the Fund and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker/dealers.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                                   PERFORMANCE

PERFORMANCE OF THE UNDERLYING THEME FUNDS. The Fund has no operating history as of the date of this Prospectus and therefore no performance record. The following table shows the average annual total returns of Class A shares1/ of each Underlying Theme Fund for the most recent one-, five- and ten-year periods (or since inception if shorter). The performance information reflects the maximum applicable sales charges and other distribution-related expenses and service fees. Returns would be higher if these charges and fees were not reflected. The Fund invests in Advisor Class shares of the Underlying Theme Funds, which are not subject to these sales charges and distribution-related expenses and service fees.

                               Prospectus Page 25

                          GT GLOBAL NEW DIMENSION FUND

--------------------------------------------------------------------------------


                        Assets as of                     Average Annual Total
Underlying Theme Fund     12/31/96   Inception             Returns through
                          ($000's)     Date                    12/31/96
                                                         One    Five     Ten
                                                         Year   Years   Years
--------------------------------------------------------------------------------

GT Global Consumer
Products and Services
Fund

GT Global Financial
Services Fund

GT Global Health
Care Fund

GT Global
Infrastructure Fund

GT Global Natural
Resources Fund

GT Global
Telecommunications Fund



(1) The class outstanding for the longest period. If more than one class is outstanding for the longest period, the table shows performance for the class that represents the largest portion of the Underlying Theme Fund's net assets.

The past performance of the Underlying Theme Funds is not a guarantee of future results for either the Underlying Theme Funds or the Fund. Further information about each Underlying Theme Fund's performance is contained in its Annual Report, which may be obtained without charge by calling (800) 824-1580 or contacting your financial adviser.


                                OTHER INFORMATION

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in the Fund, the shareholder will receive from
the  Transfer  Agent  a  confirmation   statement  reflecting  the  transaction.
Confirmations for transactions effected pursuant to the Fund's Automatic Investment Plan, Systematic Withdrawal Plan and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. In addition, the federal income status of distributions made by the Fund to shareholders will be reported after the end of the fiscal year on Form 1099-DIV. Under certain circumstances, duplicate mailings of such reports to the same household may be consolidated.

                               Prospectus Page 26

                          GT GLOBAL NEW DIMENSION FUND

------------------------------------------------------------------------------



ORGANIZATION OF THE TRUST. The Trust was organized as a Massachusetts business trust on August 26, 1996 and is registered with the SEC as a diversified open-end management investment company. The Trust currently consists of one series. From time to time, the Trust may establish other series, each corresponding to a distinct investment portfolio and a distinct series of the Trust's common stock. Shares of each series are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.

On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, each class of shares of the Fund has exclusive voting rights with respect to its distribution plan. The shares of all the Trust's fund will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection by the Board of Trustees of the Trust's independent accountants.

Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Fund would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Trustees holding office had been elected by shareholders. Trustees shall continue to hold office until their successors are elected and have qualified. Shares of the Fund do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Trust's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or for any other purpose. The 1940 Act requires the Trust to assist shareholders in calling such a meeting.

The Fund offers Advisor Class shares through this Prospectus to certain investors. The Fund also offers Class A and Class B shares to investors through a separate prospectus. Each class of shares will experience different net asset values and dividends as a result of different expenses borne by each class of shares. The per share net asset value and dividends of the Advisor Class shares of the Fund generally will be higher than that of the Class A and Class B shares of the Fund because of the higher expenses borne by the Class A and Class B shares. Consequently, during comparable periods, the Fund expects that the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or Class B shares.

Pursuant to the Trust's Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund, including an unlimited number of Class A, Class B and Advisor Class shares of the Fund. Each share of the Fund has no par value, represents an equal proportionate interests in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Trustees. Each Class A, Class B and Advisor Class share of the Fund is equal in earnings, assets and voting privileges to each other share in the Fund, except as noted above, and each class bears the expenses, if any, related to the distribution of its Shares. Shares of the Fund when issued are fully paid and nonassessable.


                               Prospectus Page 27

                          GT GLOBAL NEW DIMENSION FUND

------------------------------------------------------------------------------


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Fund toll-free at (800) 223-2138 or by writing to the Fund at 50 California Street, 27th Floor, San Francisco, California 94111.

PERFORMANCE INFORMATION. The Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, the Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of the Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and other distributions.

In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation) and assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Fund's performance data will reflect past performance and will not necessarily be indicative of future results. The Fund's investment results will vary from time to time depending upon market conditions, the composition of their portfolios and their operating expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Fund are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global, a subsidiary of Liechtenstein Global Trust and maintains offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, CA 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of the assets of the Fund.


                               Prospectus Page 28

                          GT GLOBAL NEW DIMENSION FUND

------------------------------------------------------------------------------


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and to the Fund. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and the Transfer Agent in connection with other matters.

INDEPENDENT ACCOUNTANTS. The Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns, and consults with the Trust and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.











                               Prospectus Page 29

                          GT Global New Dimension Fund

                        50 California Street, 27th Floor
                         San Francisco, California 94111
                                 (415) 392-6181
                            Toll Free: (800) 824-1580

                       Statement of Additional Information
--------------------------------------------------------------------------------
                                ________, 1997

This Statement of Additional Information ("SAI") relates to Class A and Class B shares of GT Global New Dimension Fund (the "Fund"), a diversified series of GT Global Asset Allocation Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing in the following global theme mutual funds: GT Global Consumer Products and Services Fund; GT Global Financial Services Fund; GT Global Health Care Fund; GT Global Infrastructure Fund; GT Global Natural Resources Fund; and GT Global Telecommunications Fund (collectively, the "Underlying Theme Funds").

Chancellor  LGT  Asset   Management,   Inc.  (the  "Manager")  serves  as  the
investment manager of the Fund. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Prospectus dated _______, 1997, a copy of which is available without charge by writing to the above address or calling the Fund at the toll-free telephone number printed above.

Information   contained  herein  is  subject  to  completion  or  amendment.   A
Registration Statement to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This SAI shall not constitute an offer to sell or the solicitation of an offer to buy.

                                Table of Contents
                                                                        PAGE NO.
                                                                        --------

Investment Objective and Policies..............................................
Options, Futures and Currency Strategies.......................................
Risk Factors of the Underlying Theme Funds.....................................
Investment Limitations.........................................................
Execution of Portfolio Transactions............................................
Trustees and Executive Officers................................................
Management.....................................................................
Valuation of Fund Shares.......................................................
Information Relating to Sales and Redemptions..................................
Taxes..........................................................................
Additional Information.........................................................
Investment Results.............................................................
Description of Debt Ratings....................................................

                              INVESTMENT OBJECTIVE
                                  AND POLICIES


INVESTMENT OBJECTIVE AND POLICIES OF THE FUND
The following supplements the information contained in the Prospectus concerning the investment policies of the Fund.

DIRECT INVESTMENTS IN SECURITIES. As stated in the Prospectus, in addition to investing in the Underlying Theme Funds, the Fund may invest directly in cash and/or money market instruments.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the other party to a repurchase agreement becomes insolvent.

MONEY MARKET INSTRUMENTS. The Fund may invest in money market instruments which may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, commercial paper rated in the highest category by a nationally recognized statistical rating organization, bank certificates of deposit, bankers' acceptances and repurchase agreements secured by any of the foregoing.

U.S. GOVERNMENT SECURITIES. The Fund may invest in various direct obligations of the U.S. Treasury and obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (collectively, "U.S. government securities"). Among the U.S. government securities that may be held by the Fund are securities that are supported by the full faith and credit of the United States; securities that are supported by the right of the issuer to borrow from the U.S. Treasury; and securities that are supported solely by the credit of the instrumentality. U.S. government securities are described in detail in "Investment Objectives and Policies of the Underlying Theme Funds."

INVESTMENT OBJECTIVE AND POLICIES OF THE UNDERLYING THEME FUNDS
The following supplements the information contained in the Prospectus concerning the investment policies and limitations of the Underlying Theme Funds. More information about the investment policies and restrictions and the investment limitations of each Underlying Theme Fund is set forth in the Underlying Theme Funds' prospectus and SAI.

The Underlying Theme Funds are diversified series of GT Investment Funds, Inc. (the "Company"), a registered open-end management investment company. The GT Global Consumer Products and Services Fund ("Consumer Products and Services Fund"), GT Global Financial Services Fund ("Financial Services Fund"), GT Global Infrastructure Fund ("Infrastructure Fund"), and GT Global Natural Resources Fund ("Natural Resources Fund") (each, a "Feeder Fund," and, collectively, the "Feeder Funds") invest all of their investable assets in the Global Financial Services Portfolio, Global Infrastructure Portfolio, Global Natural Resources Portfolio and Global Consumer Products and Services Portfolio (each, a "Portfolio," and, collectively, the "Portfolios"), respectively.

Each of the Portfolios is a subtrust (a "series") of Global Investment Portfolio (an open-end management investment company) with an investment objective that is identical to that of its corresponding Underlying Theme Fund. Whenever the phrase "all of the Underlying Theme Fund's investable assets" is used herein, it means that the only investment securities held by a Feeder Fund will be its interest in its corresponding Portfolio. A Feeder Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Feeder Fund and its shareholders to do so. Upon any such withdrawal, a Feeder Fund's assets would be invested in accordance with the investment policies of its corresponding Portfolio described below and in the Underlying Theme Funds' Prospectus.

The investment objective of each Feeder Fund is long-term capital growth. The investment objectives of the GT Global Health Care Fund and GT Global Telecommunications Fund are long-term capital appreciation and long-term growth of capital, respectively. The Portfolios and GT Global Health Care Fund and GT Global Telecommunications Fund, together , are referred to herein as the "Underlying Theme Portfolios."

SELECTION OF EQUITY INVESTMENTS. With respect to the Natural Resources Portfolio, the Manager has identified four areas that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.

With respect to the Telecommunications Fund, the Manager has identified four areas that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses;
(iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.

There may be times when, in the opinion of the Manager, prevailing market, economic or political conditions warrant reducing the proportion of the Underlying Theme Portfolios' assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations, or the U.S., or a foreign government. A portion of each Underlying Theme Portfolio's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of Underlying Theme Fund shares to provide for ongoing expenses and to satisfy redemptions.

For each Underlying Theme Portfolio's investment purposes, an issuer is typically considered as located in a particular country if it (a) is organized under the laws of or has its principal office in a particular country, or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Manager's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Manager to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

In certain countries, governmental restrictions and other limitations on investment may affect a Underlying Theme Portfolio's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. The Manager is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Underlying Theme Portfolios as described in the Underlying Theme Funds' Prospectus and Statement of Additional Information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Underlying Theme Portfolios has a present intention of making any significant investment in any country or stock market in which the Manager considers the political or economic situation to threaten a Underlying Theme Portfolio with substantial or total loss of its investment in such country or market.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Underlying Theme Portfolio may invest in the securities of investment companies within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, a Underlying Theme Portfolio may purchase shares of an investment company unless (a) such a purchase would cause a Underlying Theme Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Underlying Theme Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. The foregoing restrictions do not apply to the investment of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund in their corresponding Underlying Theme Portfolios. Investment in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' Underlying Theme Portfolio securities. Each Underlying Theme Portfolio does not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies, including payments to the investment managers of those investment companies.

DEPOSITORY RECEIPTS. An Underlying Theme Portfolio may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Underlying Theme Portfolio's investment policies, an Underlying Theme Portfolio's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Underlying Theme Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS. Warrants or rights may be acquired by an Underlying Theme Portfolio in connection with other securities or separately and provide the Underlying Theme Portfolio with the right to purchase at a later date other securities of the issuer.

LENDING OF UNDERLYING THEME PORTFOLIO SECURITIES. For the purpose of realizing additional income, each Underlying Theme Portfolio may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Underlying Theme Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loan is outstanding, an

Underlying Theme Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. An Underlying Theme Portfolio will have a right to call each loan and obtain the securities on five business days' notice. An Underlying Theme Portfolio will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk. The risks in lending Underlying Theme Portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

COMMERCIAL BANK OBLIGATIONS. For the purposes of each Underlying Theme Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject each Underlying Theme Portfolio to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although each Underlying Theme Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of each Underlying Theme Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS. A repurchase agreement is a transaction in which an Underlying Theme Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Underlying Theme Portfolio if the other party to the repurchase agreement becomes bankrupt, the Underlying Theme Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines established by the Company's Board of Directors, or the Underlying Theme Portfolios' Board of Trustees, as applicable. The Manager will review and monitor the creditworthiness of such institutions under the applicable Board's general supervision.

Each Underlying Theme Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, an Underlying Theme Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on an Underlying Theme Portfolio's ability to sell the collateral and an Underlying Theme Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Underlying Theme Portfolio intends to comply with provisions under such Code that would allow the immediate resale of such collateral. Each Underlying Theme Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets (except for Health Care Fund, more than 10% of the value of its total assets) would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS. Each Underlying Theme Portfolio's borrowings will not exceed 33-1/3% of its total assets, i.e., the Underlying Theme Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of an Underlying Theme Portfolio's securities holdings or other factors cause the ratio of an Underlying Theme Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Underlying Theme Portfolio may be required to sell Underlying Theme Portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Underlying Theme Portfolio may also borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by an Underlying Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if that Underlying Theme Portfolio did not borrow.

Each Underlying Theme Portfolio's fundamental investment limitations permit the Underlying Theme Portfolio to borrow money for leveraging purposes. However, each Underlying Theme Portfolio (except the Health Care Fund) is currently prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Company's Board of Directors or the Underlying Theme Portfolios' Board of Trustees, as applicable. In the event that an Underlying Theme Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund, Consumer Products and Services Fund or an Underlying Theme Portfolio. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, an Underlying Theme Portfolio's earnings or the Underlying Theme Fund's net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, an Underlying Theme Portfolio's earnings or the Underlying Theme Fund's net asset value would decline faster than would otherwise be the case.

Each Underlying Theme Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Underlying Theme Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Underlying Theme Portfolio may also engage in "roll" borrowing transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Underlying Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Underlying Theme Portfolio will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

SHORT SALES. Each Underlying Theme Portfolio (except the Health Care Fund) is authorized to make short sales of securities. A short sale is a transaction in which an Underlying Theme Portfolio sells a security in anticipation that the market price of that security will decline. An Underlying Theme Portfolio may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.

When an Underlying Theme Portfolio makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Underlying Theme Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

An Underlying Theme Portfolio's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Underlying Theme Portfolio will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by that Underlying Theme Portfolio on such security, an Underlying Theme Portfolio may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time an Underlying Theme Portfolio replaces the borrowed security, that Underlying Theme Portfolio will incur a loss; conversely, if the price declines, the Underlying Theme Portfolio will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although an Underlying Theme Portfolio's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

No Underlying Theme Portfolio will make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Underlying Theme Portfolio's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Underlying Theme Portfolio's net assets or 2% of the securities of any class of the issuer. Moreover, an Underlying Theme Portfolio may engage in short sales only with respect to securities listed on a national securities exchange. An Underlying Theme Portfolio may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Underlying Theme Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

RISKS ASSOCIATED WITH DEBT SECURITIES. The value of the debt securities held by each Underlying Theme Portfolio generally will vary conversely with market interest rates. If interest rates in a market fall, the value of the debt securities held by each Underlying Theme Portfolio ordinarily will rise. If market interest rates increase, however, the debt securities owned by each Underlying Theme Portfolio in that market will be likely to decrease in value.

The Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio may each invest up to 20% of its total assets in debt securities rated below investment grade. Such investments involve a high degree of risk. However, the Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio will not invest in debt securities that are in default as to payment of principal and interest.

Debt rated Baa by Moody's Investor Services, Inc. ("Moody's") is considered to have speculative characteristics. Debt rated BB, B, CCC, CC or C by Standard & Poors Ratings Group ("S&P") and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. For Moody's, Baa indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities also are generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Underlying Theme Portfolios. If an issuer exercises these provisions in a declining interest rate market, the Underlying Theme Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Underlying Theme Portfolios may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for
many  of  these  securities,   and  each  of  the  Underlying  Theme  Portfolios
anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Underlying Theme Portfolios to obtain accurate market quotations for purposes of valuing the Underlying Theme Portfolios portfolio investments. The Underlying Theme Portfolios may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Underlying Theme Portfolios may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. An Underlying Theme Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Underlying Theme Portfolio may have limited legal recourse in the event of a default.

The Manager attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors.

                   OPTIONS, FUTURES AND CURRENCY STRATEGIES

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

            (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

            (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

            (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if an

      Underlying Theme Portfolio entered into a short hedge because the Manager projected a decline in the price of a security in the Underlying Theme Portfolio's Underlying Theme Portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Underlying Theme Portfolio could suffer a loss. In either such case, the Underlying Theme Portfolio would have been in a better position had it not hedged at all.

            (4) As described below, the Underlying Theme Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Underlying Theme Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Underlying Theme Portfolio's ability to sell an Underlying Theme Portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Underlying Theme Portfolio sell an Underlying Theme
      Portfolio security at a disadvantageous time. The Underlying Theme Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Underlying Theme Portfolio.

WRITING CALL OPTIONS
Each Underlying Theme Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Underlying Theme Portfolios.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Underlying Theme Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Underlying Theme Portfolio's investment objective. When writing a call option, an Underlying Theme Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, an Underlying Theme Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that an Underlying Theme Portfolio has written expires, the Underlying Theme Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Underlying Theme Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. Each Underlying Theme Portfolio does not consider a security or currency covered by a call option to be "pledged" as that term is used in that Underlying Theme Portfolio's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and an Underlying Theme Portfolio will be obligated to sell the security or currency at less than its market value.

The premium that an Underlying Theme Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium the Underlying Theme Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit an Underlying Theme Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

Each Underlying Theme Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of Underlying Theme Portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, an Underlying Theme Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its Underlying Theme Portfolio. In such cases, additional costs will be incurred.

An Underlying Theme Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by an Underlying Theme Portfolio.

WRITING PUT OPTIONS
Each Underlying Theme Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

An Underlying Theme Portfolio generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for an Underlying Theme Portfolio's holdings at a price lower than the current market price of the security or currency. In such event, an Underlying Theme Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Underlying Theme Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and an Underlying Theme Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS
Each Underlying Theme Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, an Underlying Theme Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. An Underlying Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

Each Underlying Theme Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Underlying Theme Portfolio in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Underlying Theme Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

An Underlying Theme Portfolio may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that Underlying Theme Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Underlying Theme Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Underlying Theme Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, the Underlying Theme Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. An Underlying Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

Call options may be purchased by an Underlying Theme Portfolio for the purpose of acquiring the underlying security or currency for its Underlying Theme Portfolio. Utilized in this fashion, the purchase of call options would enable an Underlying Theme Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to an Underlying Theme Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Underlying Theme Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

An Underlying Theme Portfolio may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Underlying Theme Portfolio's current return. For example, where an Underlying Theme Portfolio has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by that Underlying Theme Portfolio, an increase in the market price could result in the exercise of the call option written by the Underlying Theme Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Underlying Theme Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Underlying Theme Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Underlying Theme Portfolio to avoid selling the Underlying Theme Portfolio security or currency at a time when it has an unrealized loss; however, the Underlying Theme Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of each Underlying Theme Portfolio's total assets at the time of each purchase.

An Underlying Theme Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts, by purchasing put or call options on currencies. A put option gives the Underlying Theme Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives the Underlying Theme Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. An Underlying Theme Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to an Underlying Theme Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which an Underlying Theme Portfolio anticipates purchasing securities.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. An Underlying Theme Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. An Underlying Theme Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Underlying Theme Portfolio. The assets used as cover for OTC options written by an Underlying Theme Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Underlying Theme Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

An Underlying Theme Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. An Underlying Theme Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although an Underlying Theme Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Underlying Theme Portfolio, there is no assurance that the Underlying Theme Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Underlying Theme Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When an Underlying Theme
Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Underlying Theme Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When an Underlying Theme Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When an Underlying Theme Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Underlying Theme Portfolio's exercise of the put, to deliver to the Underlying Theme Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Underlying Theme Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Underlying Theme Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when an Underlying Theme Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. An Underlying Theme Portfolio can offset some of the risk of writing a call index option position by holding a diversified Underlying Theme Portfolio of securities similar to those on which the underlying index is based. However, an Underlying Theme Portfolio cannot, as a practical matter, acquire and hold an Underlying Theme Portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if an Underlying Theme Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Underlying Theme Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities Underlying Theme Portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If an Underlying Theme Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Underlying Theme Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
Each Underlying Theme Portfolio may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Underlying Theme Portfolio. An Underlying Theme Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

Each Underlying Theme Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce an Underlying Theme Portfolio's exposure to interest rate, currency exchange rate and stock market fluctuations, that Underlying Theme Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Underlying Theme Portfolio realizes a gain; if it is more, the Underlying Theme Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Underlying Theme Portfolio realizes a gain; if it is less, the Underlying Theme Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that an Underlying Theme Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If an Underlying Theme Portfolio is not able to enter into an offsetting transaction, that Underlying Theme Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Underlying Theme Portfolio.

Each Underlying Theme Portfolio's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that an Underlying Theme Portfolio owns, or Futures Contracts will be purchased to protect the Underlying Theme Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by an Underlying Theme Portfolio in order to initiate Futures trading and maintain the Underlying Theme Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Underlying Theme Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Underlying Theme Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in an Underlying Theme Portfolio's Underlying Theme Portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because  of the low  margin  deposits  required,  Futures  trading  involves  an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contracts prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If an Underlying Theme Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Underlying Theme Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Underlying Theme Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If an Underlying Theme Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

An Underlying Theme Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES To the extent that an Underlying Theme Portfolio enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the

Underlying Theme Portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Underlying Theme Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors and the Underlying Theme Portfolio's Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of an Underlying Theme Portfolio's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An Underlying Theme Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. An Underlying Theme Portfolio may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

An Underlying Theme Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. An Underlying Theme Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, an Underlying Theme Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, an Underlying Theme Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Underlying Theme Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency
dealers  in  accordance  with  guidelines   approved  by  the  Underlying  Theme
Portfolios'  Board  of  Trustees  or  the  Company's  Board  of  Directors,   as
applicable.

An Underlying Theme Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to overall investments of that Underlying Theme Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for that Underlying Theme Portfolio to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Underlying Theme Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Underlying Theme Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing an Underlying Theme Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring an Underlying Theme Portfolio to sell a currency, that Underlying Theme Portfolio either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Underlying Theme Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, an Underlying Theme Portfolio may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. An Underlying Theme Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to an Underlying Theme Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities an Underlying Theme Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
An Underlying Theme Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Underlying Theme Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Underlying Theme Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

An Underlying Theme Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Underlying Theme Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Underlying Theme Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Underlying Theme Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options that an Underlying Theme Portfolio has purchased) expose the Underlying Theme Portfolio to an obligation to another party. An Underlying Theme Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Underlying Theme Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of an Underlying Theme Portfolio's assets is used for cover or otherwise set aside, it could affect Underlying Theme Portfolio management or the Underlying Theme Portfolio's ability to meet redemption requests or other current obligations.

               RISK FACTORS OF THE UNDERLYING THEME PORTFOLIOS

ILLIQUID SECURITIES
Each Underlying Theme Portfolio may invest up to 15% of its net assets (except for the Health Care Fund, which may invest up to 10% of its total assets) in illiquid securities. Securities may be considered illiquid if an Underlying Theme Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which that Underlying Theme Portfolio values such securities. See "Investment Limitations of the Underlying Theme Funds and Portfolios." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, an Underlying Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Underlying Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Underlying Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by an Underlying Theme Portfolio, however, could affect adversely the marketability of such Underlying Theme Portfolio securities and the Underlying Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.

With respect to liquidity determinations generally, the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable, has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to the Manager, in accordance with procedures approved by that Board. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security;
(iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager monitors the liquidity of securities held by each Underlying Theme Portfolio and periodically reports such determinations to the Underlying Theme Portfolios' Board of Trustees or the Company's Board of Directors, as applicable. The
Manager believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Underlying Theme Portfolio to achieve capital appreciation substantially exceeding the appreciation the Underlying Theme Portfolio would realize if it did not make such investments. However, in order to attempt to limit investment risk, each of the Underlying Theme Portfolios will invest no more than 5% of its total assets in Special Situations.

FOREIGN SECURITIES
POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, an Underlying Theme Portfolio could lose its entire investment in any such country.

RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which an Underlying Theme Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of an Underlying Theme Portfolio's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which an Underlying Theme Portfolio invests and adversely affect the value of an Underlying Theme Portfolio's assets.

FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as an Underlying Theme Portfolio. These restrictions or controls may at times limit or preclude investments in certain securities and may increase the cost and expenses of an Underlying Theme Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. An Underlying Theme Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by an Underlying Theme

Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by an Underlying Theme Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

CURRENCY FLUCTUATIONS. Because each Underlying Theme Portfolio, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of an Underlying Theme Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of that Underlying Theme Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the appropriate Underlying Theme Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Underlying Theme Fund. Moreover, if the value of the foreign currencies in which an Underlying Theme Portfolio receives its income falls relative to the U.S. dollar between receipt of the income and the making of Underlying Theme Portfolio distributions, the Underlying Theme Portfolio may be required to liquidate securities in order to make distributions if the Underlying Theme Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although each Underlying Theme Portfolio values its assets daily in terms of U.S. dollars, the Underlying Theme Portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Underlying Theme Portfolio will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to an Underlying Theme Portfolio at one rate, while offering a lesser rate of exchange should an Underlying Theme Portfolio desire to sell that currency to the dealer.

ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of an Underlying Theme Portfolio are uninvested and no return is earned thereon. The inability of an Underlying Theme Portfolio to make intended security purchases due to settlement problems could cause that Underlying Theme Portfolio to miss attractive investment opportunities. Inability to dispose of an Underlying Theme Portfolio security due to settlement problems either could result in losses to that Underlying Theme Portfolio due to subsequent declines in value of the Underlying Theme Portfolio security or, if that Underlying Theme Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of an Underlying Theme Portfolio's assets, although the Manager does not believe that such difficulties will have a material adverse effect on an Underlying Theme Portfolio's Underlying Theme Portfolio trading activities.

Each Underlying Theme Portfolio may use foreign custodians, which may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to determining and monitoring the foreign custodian's financial strength, reputation and standing; maintaining appropriate safeguards concerning that Underlying Theme Portfolio's investments; and possible difficulties in obtaining and enforcing judgments against such custodians.

WITHHOLDING TAXES. Each Underlying Theme Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that Underlying Theme Portfolio's net investment income or delaying the receipt of income when those taxes may be recaptured. See "Taxes."

CONCENTRATION. To the extent an Underlying Theme Portfolio invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, such Underlying Theme Portfolio may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Manager believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by an Underlying Theme Portfolio.

SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling Underlying Theme Portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale;
(10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

SPECIAL CONSIDERATIONS AFFECTING JAPAN. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.

The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Underlying Theme Portfolios' intend to invest in Hong Kong, which reverted to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case an Underlying Theme Portfolio could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, an Underlying Theme Portfolio could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of Underlying Theme Portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Manager believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Underlying Theme Funds in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Underlying Theme Funds to participate in privatizations may be limited by local law, or the terms on which the Underlying Theme Funds may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

TEMPORARY DEFENSIVE STRATEGIES.
Each Underlying Theme Portfolio retains the flexibility to respond promptly to changes in market and economic conditions. Accordingly, in the interest of preserving shareholders' capital and consistent with each Underlying Theme Portfolio's investment objective, the Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, each Underlying Theme Portfolio may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or high quality debt securities or money market instruments issued by corporations, the U.S. or a foreign government. In addition, for temporary defensive purposes, such as during times of international political or economic uncertainty, most or all of each Underlying Theme Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent any Underlying Theme Portfolio adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective.

In addition, pending investment of proceeds from new sales of the shares or to meet its ordinary daily cash needs, each Underlying Theme Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. Money market instruments in which each Underlying Theme Portfolio may invest include, but are not limited to, U.S. or foreign government securities; high-grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High-grade commercial paper refers to commercial paper rated A-l by S&P or P-l by Moody's or, if not rated, determined by the Manager to be of comparable quality.

RISKS ASSOCIATED WITH DEBT SECURITIES.
The value of the debt securities held by each Underlying Theme Portfolio generally will vary conversely with market interest rates. If interest rates in a market fall, the value of the debt securities held by each Underlying Theme Portfolio ordinarily will rise. If market interest rates increase, however, the debt securities owned by each Underlying Theme Portfolio in that market will be likely to decrease in value.

The Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio may each invest up to 20% of its total assets in debt securities rated below investment grade. Such investments involve a high degree of risk. However, the Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio will not invest in debt securities that are in default as to payment of principal and interest.

Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. For Moody's, Baa indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities also are generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Underlying Theme Portfolios. If an issuer exercises these provisions in a declining interest rate market, the Underlying Theme Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Underlying Theme Portfolios may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for
many  of  these  securities,   and  each  of  the  Underlying  Theme  Portfolios
anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Underlying Theme Portfolios to obtain accurate market quotations for purposes of valuing the Underlying Theme Portfolios portfolio investments. The Underlying Theme Portfolios may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Underlying Theme Portfolios may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. An Underlying Theme Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Underlying Theme Portfolio may have limited legal recourse in the event of a default.

The Manager attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors.

The Prospectus and the Statement of Additional Information of the Underlying Theme Funds contains more detailed information about this organizational structure of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and their corresponding Portfolios, including information related to: (i) the investment objective, policies and restrictions of the Underlying Theme Funds and their Portfolios; (ii) the Board of Directors and officers of the Underlying Theme Funds, the Trustees and officers of the Portfolios, the administrator of the Underlying Theme Funds and the investment manager and administrator of the Portfolios; (iii) portfolio transactions and brokerage commissions; (iv) the Underlying Theme Funds' and Portfolios' shares, including the rights and liabilities of their shareholders;
(v) additional performance information, including the method used to calculate yield and total return; and (vi) the determination of the value of the shares of such Funds.

                             INVESTMENT LIMITATIONS

INVESTMENT LIMITATIONS OF THE FUND

FUNDAMENTAL LIMITATIONS. The following fundamental limitations of the Fund cannot be changed without the affirmative vote of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values or Underlying Theme Portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

The Fund will not:

(1) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

(2) make loans, except through loans of Underlying Theme Portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

(3) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of Underlying Theme Portfolio securities.

(4) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

(5) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Because of its investment objective and policies, the Fund will concentrate more than 25% of its assets in the mutual fund industry. In accordance with the Fund's investment program set forth in the Prospectus, the Fund may invest more than 25% of its assets in the Underlying Theme Funds. However, each of the Underlying Theme Portfolios will not concentrate more than 25% of its total assets in any one industry.

NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions applying to the Fund are non-fundamental and may be changed by the vote of the Fund's board without shareholder approval.

The Fund will not:

(1) invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

(2) purchase Underlying Theme Portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

(3) purchase securities on margin, except for short-term credit necessary for clearance of Underlying Theme Portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contract or derivative instruments.

(4) engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options an futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(5) purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of any exemptive order granted by the Securities and Exchange Commission ("SEC") and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

Notwithstanding the forgoing investment limitations, the Fund may invest in Underlying Theme Funds that have adopted investment limitations that may be more or less restrictive than those listed above. As a result, the Fund may engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations and other investment policies and restrictions of each Underlying Theme Fund are described in its prospectus and statement of additional information.

Under Section 12(d)(1)(G) of the 1940 Act, the Fund may invest substantially all of its assets in the Underlying Theme Funds.

INVESTMENT LIMITATIONS OF THE UNDERLYING THEME FUNDS AND UNDERLYING THEME PORTFOLIOS

FEEDER FUNDS
The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each has the following fundamental investment policy to enable it to invest in the Financial Services Underlying Theme Portfolio, Infrastructure Underlying Theme Portfolio, Natural Resources Underlying Theme Portfolio and Consumer Products and Services Underlying
Theme Portfolio, respectively:

Notwithstanding any other investment policy of the Underlying Theme Fund, the Underlying Theme Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Underlying Theme Fund.

All other fundamental investment policies, and the non-fundamental policies, of each Feeder Fund and its corresponding Underlying Theme Portfolio are identical. Therefore, although the following discusses the investment policies of each Underlying Theme Portfolio and its Board of Trustees, it applies equally to each Feeder Fund and its Board of Directors.

Each Underlying Theme Portfolio has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of that Underlying Theme Portfolio's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. Whenever a Feeder Fund is requested to vote on a change in the investment limitations of its corresponding Underlying Theme Portfolio, such Feeder Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

      Each Underlying Theme Portfolio may not:

            (1) Buy or sell real estate (including real estate limited partnerships); however, each Underlying Theme Portfolio may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

            (2) Buy or sell commodities or commodity contracts, except that each Underlying Theme Portfolio may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

            (3) Underwrite securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

            (4) Make loans, except that each Underlying Theme Portfolio may purchase debt securities and enter into repurchase agreements and may make loans of Underlying Theme Portfolio securities;

            (5) Purchase securities on margin, provided that each Underlying Theme Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

            (6) Borrow money except from banks not in excess of 331/3% of the value of each Underlying Theme Portfolio's total assets, (including the amount borrowed), less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent any Underlying Theme Portfolio from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by an Underlying Theme Portfolio may not exceed one-third of that Underlying Theme Portfolio's total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Prospectus and this Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

            (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

            (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, each Underlying Theme Portfolio may invest in the securities of companies that engage in these activities.

In addition, each Underlying Theme Portfolio has adopted as a fundamental investment policy a classification as a "diversified" Underlying Theme Portfolio under the 1940 Act. This means that, with respect to 75% of the Underlying Theme Portfolio's total assets, no more than 5% will be invested in the securities of any one issuer, and the Underlying Theme Portfolio will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Underlying Theme Portfolio's outstanding voting securities as defined above and in the Underlying Theme Funds' Prospectus.

The following investment policies of each Underlying Theme Portfolio are not fundamental policies and may be changed by vote of the Underlying Theme Portfolios' Board of Trustees without shareholder approval. No Underlying Theme Portfolio may:

            (1) Invest in securities of an issuer if the investment would cause the Underlying Theme Portfolio to own more than 10% of any class of securities of any one issuer;

            (2) Invest in companies for the purpose of exercising control or management;

            (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

            (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

            (5) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Underlying Theme Portfolio, the Underlying Theme Portfolio's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

            (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Underlying Theme Portfolio's Underlying Theme Portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Underlying Theme Portfolio has entered into;

            (7) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 331/3% of the value of the Underlying Theme Portfolio's total assets (while borrowings exceed 5% of the Infrastructure Underlying Theme Portfolio's and Natural Resources Underlying Theme Portfolio's total assets, such Underlying Theme Portfolio will not make any additional investments); and

            (8) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Underlying Theme Funds' Prospectus for further information with respect to the investment objective of each Feeder Fund, which may not be changed without the approval of shareholders, and its corresponding Underlying Theme Portfolio's investment objective, which may be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may or may not be changed without shareholder approval.

HEALTH CARE FUND
The Health Care Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

      The Health Care Fund may not:

            (1) Invest more than 10% of its total assets in securities which cannot be readily resold to the public because of legal or contractual restrictions or for which no readily available market exists, which for this purpose includes repurchase agreements maturing in more than seven days;

            (2) Invest in companies for the purpose of exercising control or management;

            (3) Purchase or sell real estate; provided that the Health Care Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

            (4) Purchase securities on margin or make short sales, except for short-term credits necessary for clearance of Underlying Theme Portfolio transactions, and except that the Health Care Fund may make short sales and maintain short positions and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts;

            (5) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of Underlying Theme Portfolio securities, the Health Care Fund may be deemed to be an underwriter under federal securities laws;

            (6) Make loans, except through loans of Underlying Theme Portfolio securities as authorized by the Prospectus and except through repurchase agreements, provided that for purposes of this limitation the acquisition of Underlying Theme Portfolio securities consistent with the Health Care Fund's investment objective and policies shall not be deemed to be the making of a loan;

            (7) Purchase or sell commodities or commodity contracts, except that consistent with the Health Care Fund's investment objective and policies it may use financial and currency futures instruments and options thereon for hedging purposes;

            (8) Issue senior securities, except that for purposes of this limitation the Health Care Fund may borrow money in such amounts and in such fashion as is permitted under the 1940 Act and the rules thereunder;

            (9) Mortgage, pledge or hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Health Care Fund, except as may be necessary in connection with permitted borrowings; provided, however, that this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, futures contracts and options on futures contracts;

            (10)  Invest in oil,  gas or  mineral-related  programs or leases;
      or

            (11) Purchase any security if as a result more than 5% of the Health Care Fund's total assets would be invested in securities of companies which together with any predecessors have been in operation for less than three years.

In addition, the Health Care Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act, which means that, with respect to 75% of its total assets, no more than 5% will be invested in the securities of any one issuer, and it will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Health Care Fund's outstanding voting securities as defined above and in the Underlying Theme Funds' Prospectus.

Investors should refer to the Underlying Theme Funds' Prospectus for further information with respect to the Health Care Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

TELECOMMUNICATIONS FUND
The Telecommunications Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

      The Telecommunications Fund may not:

            (1)  Buy  or  sell  real  estate   (including  real  estate  limited
      partnerships); however, the Telecommunications Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

            (2) Purchase or sell commodities or commodity contracts, except that the Telecommunications Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

            (3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

            (4) Make loans, except that the Telecommunications Fund may purchase debt securities and enter into repurchase agreements and may make loans of Underlying Theme Portfolio securities;

            (5) Purchase securities on margin, provided that the Telecommunications Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

            (6) Borrow money except from banks not in excess of 33-1/3% of the value of the Telecommunications Fund's total assets, including the amount borrowed, less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent the Telecommunications Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by it may not exceed one-third of its total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Prospectus and this Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

            (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

            (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, the Telecommunications Fund may invest in the securities of companies that engage in these activities.

In addition, the Telecommunications Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act, which means that, with respect to 75% of its total assets, no more than 5% will be invested in the securities of any one issuer, and it will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Telecommunications Fund's outstanding voting securities as defined above and in the Underlying Theme Funds' Prospectus.

The following operating policies of the Telecommunications Fund are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval. The Telecommunications Fund may not:

            (1) Invest in securities of an issuer if the investment would cause the Telecommunications Fund to own more than 10% of any class of securities of any one issuer;

            (2) Invest in companies for the purpose of exercising control or management;

            (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

            (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

            (5) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Telecommunications Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

            (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the
      CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are
      "in-the-money") exceeds 5% of the liquidation value of the Telecommunications Fund's Underlying Theme Portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Telecommunications Fund has entered into; or

            (7) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 331/3% of the value of the Telecommunications Fund's total assets. While borrowings exceed 5% of the Telecommunications Fund's total assets, the Telecommunications Fund will not make any additional investments.

The Telecommunications Fund has the authority to invest up to 10% of its total assets in shares of other investment companies, and in real estate investment trusts. The Telecommunications Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Underlying Theme Funds' Prospectus for further information with respect to the Telecommunications Fund's investment objective, which may not be changed without the approval of shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Underlying Theme Fund's or Underlying Theme
Portfolio's investment policies or restrictions. The Underlying Theme Fund or Underlying Theme Portfolio may exchange securities, exercise conversion or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Underlying Theme Fund's or Underlying Theme Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of the Underlying Theme Fund's or Underlying Theme Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities for the Fund (normally shares of the Underlying Theme Funds) are placed on behalf of the Fund by the Manager. As stated in the Prospectus, the Manager will exercise no discretion in investing the assets of the Fund other than to make investments in government securities and money market instruments and to rebalance the percentage of the Fund's assets in each Underlying Theme Fund.

Subject to policies established by the Underlying Theme Funds' Board of Directors and the Underlying Theme Portfolios' Board of Trustees, the Manager is responsible for the execution of each Underlying Theme Fund's and Underlying Theme Portfolio's securities transactions and the selection of broker/dealers who execute such transactions on behalf of each Underlying Theme Portfolio. In executing Underlying Theme Portfolio transactions, the Manager seeks the best net results for each Underlying Theme Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While each Underlying Theme Portfolio may engage in soft dollar arrangements for research services, as described below, each Underlying Theme Portfolio has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of Underlying Theme Portfolio transactions.

Consistent with the interests of each Underlying  Theme  Portfolio,  the Manager may select broker/dealers to execute that Underlying Theme Portfolio's Underlying Theme Portfolio transaction on the basis of the research and brokerage services they provide to the Manager for its use in managing that Underlying Theme Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, Underlying Theme Portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker is in addition to, and not in lieu of, the services required to be performed by the Manager under the applicable Investment Management and Administration Contract (defined below). A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to that Underlying Theme Portfolio and its other clients and that the total commissions paid by the Underlying Theme Portfolio will be reasonable in relation to the benefits received by that Underlying Theme Portfolio over the long term. Research services may also be received from dealers who execute Underlying Theme Portfolio transactions in OTC markets.

The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by an Underlying Theme Portfolio toward payment of that Underlying Theme Portfolio's expenses, such as custodian fees.

Investment decisions for an Underlying Theme Portfolio and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including an Underlying Theme Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as an Underlying Theme Portfolio is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to that Underlying Theme Portfolio.

Under a policy adopted by the Company's Board of Directors and the Underlying Theme Portfolios' Board of Trustees, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Underlying Theme Funds and the other portfolios for which the Manager serves as investment manager or administrator in selecting broker/dealers for the execution of Underlying Theme Portfolio transactions. This policy does not imply a commitment to execute Underlying Theme Portfolio transactions through all broker/dealers that sell shares of the Underlying Theme Funds and such other portfolios.

Each Underlying Theme Portfolio contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by an Underlying Theme Portfolio in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which an Underlying Theme Portfolio may invest are generally traded in the OTC markets.

An Underlying Theme Portfolio does not have any obligation to deal with any broker/dealer or group of broker/dealers in the execution of securities transactions. Each Underlying Theme Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Company's Board of Directors or the Underlying Theme Portfolios' Board of Trustees, as applicable, has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

UNDERLYING THEME PORTFOLIO TRADING AND TURNOVER
The Fund's Underlying Theme Portfolio turnover rate is expected to be low, since the Fund will only periodically rebalance its Underlying Theme Portfolio. The Fund's annual Underlying Theme Portfolio turnover rate is not expected to exceed ___% annually.

The portfolio turnover rates of the Underlying Theme Portfolios have ranged from __% to __% during their most recent fiscal years. There can be no assurance that the portfolio turnover rates of the Underlying Theme Portfolios will remain within this range during subsequent fiscal years. Higher portfolio turnover rates may result in higher expenses being incurred by the Underlying Theme Portfolios.

                         TRUSTEES AND EXECUTIVE OFFICERS

The Trust's Trustees and Executive Officers are listed below.


Name, Position(s) with the         Principal Occupations and Business
Company And Address                Experience For The Past 5 Years
--------------------------         -----------------------------------


Daniel R.  Waltcher, 33            Managing  Director and Senior  Counsel of the
Trustee and President              Manager  since July 1995;  Associate  Simpson
50 California Street               Thacher  &  Bartlett  from   September   1989
San Francisco, CA  94111           through June 1995.

James R. Tufts, 38                 Chief Information Officer for the Manager
Vice President and                 since October 1996; President, GT Services
Chief Financial Officer            since 1995; Senior Vice President -- Finance
50 California Street               and Administration, GT Global, GT Services
San Francisco, CA 94111            and G.T. Insurance from 1994 to 1995; Senior
                                   Vice President -- Finance and Administration,
                                   LGT Asset Management from 1994 to October
                                   1996; Vice President -- Finance, LGT Asset
                                   Management, GT Global and GT Services from
                                   1990 to 1994; Vice President -- Finance, G.T.
                                   Insurance from 1992 to 1994; and Director,
                                   LGT Asset Management, GT Global and GT
                                   Services since 1991.

  Kenneth W. Chancey, 51           Vice President -- Mutual Fund Accounting, the
  Vice President and Principal     Manager since 1992; and Vice President,
  Accounting Officer               Putnam Fiduciary Trust Company from 1989 to
  50 California Street             1992.
  San Francisco, CA 94111

  Phillip S. Gillespie,            Assistant General Counsel of the Manager
  Secretary                        since March 1997, Senior Counsel, Division
  50 California Street             of Investment Management, U.S. Securities
  San Francisco, CA 94111          & Exchange Commission from 1995 to
                                   1997; Senior Counsel, Office of General
                                   Counsel, U.S. Securities & Exchange
                                   Commission from 1993 to 1995; Associate,
                                   Perkins Coie from 1991 to 1993.


                               Compensation Table

                                                       Estimated
                                                     Compensation
Name                                                  From Trust
----                                                 -------------




                                   MANAGEMENT

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FUND The Manager acts as the investment adviser and administrator for the Fund pursuant to a contract with the Trust. The Manager does not receive a fee for providing services under the contract.

DISTRIBUTION SERVICES RELATING TO THE FUND
The Fund's Class A and Class B shares are offered continuously through the Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis pursuant to separate Distribution Contracts between the Company and GT Global.

As described in the Prospectus, the Company has adopted a separate Distribution Plan with respect to the Class A and Class B shares of the Fund in accordance with Rule 12b-1 under the 1940 Act (each a "Class A Plan" and "Class B Plan," respectively, and collectively, "Plans"). The rate of payments by the Fund under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class. All expenses for which GT Global is reimbursed under a Class A Plan will have been incurred within one year of such reimbursement.

In approving the Plans, the Trustees determined that the adoption of the Plans was in the best interests of the shareholders of the Fund. Agreements related to the Plans must also be approved by such vote of the Trustees, including a majority of Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plans, or in any agreement related thereto.

Each Plan requires that, at least quarterly, the Trustees review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as it is in effect the selection and nomination of Trustees who are not "interested persons" of the Trust will be committed to the discretion of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act.

As discussed in the Prospectus, GT Global collects sales charges on sales of Class A shares of the Fund, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers that sell shares.

GT Global receives any contingent deferred sales charges ("CDSCs") payable with respect to redemptions of Class B shares and certain Class A shares.

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
The Transfer Agent has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for it. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Manager also serves as the Fund's pricing and accounting agent.

                            VALUATION OF FUND SHARES

As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined each day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day") as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

The value of the shares of the Underlying Theme Funds will be their net asset value at the time the net asset value of the Fund is determined.

                          INFORMATION RELATING TO SALES
                                 AND REDEMPTIONS

PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares of the Fund purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is canceled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Underlying Theme Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been canceled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law. Such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES To establish participation in the Fund's Automatic Investment Plan ("AIP"), investors or their broker/dealers should specify whether investment will be in Class A shares or Class B shares and should send the following documents to the Transfer Agent:
(1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the Fund's Prospectus. Provided that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of the Fund at the public offering price determined on that day. In the event that the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds or a stop payment order or if the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by the Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Fund upon thirty days' written notice or by the participant at any time without penalty, upon written notice to the Fund or the Transfer Agent.

LETTER OF INTENT -- CLASS A SHARES
The Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to ensure payment of applicable sales charges if the indicated amount is not met, all dividends and capital gain distributions on escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified thirteen-month period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global within twenty days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.

A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (e.g., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)
Class A or Class B shares of the Fund may be purchased as the underlying investment for an IRA meeting the requirements of section 408(a) of the Code. IRA applications are available from brokers or GT Global.

EXCHANGES
Shares of the Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Class A shares of the Fund may be exchanged only for Class A shares of other GT Global Mutual Funds. Class B shares of the Fund may be exchanged only for Class B shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon sixty days prior written notice to the shareholders of such fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon thirty days' written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under an SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or quarterly on the 25th day of January, April, July and October). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporation Resolution" (or "Certificate of Partnership") indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or the Fund upon thirty days' written notice or by a shareholder upon written notice to the Fund or its Transfer Agent. Applications and further details regarding establishment of an SWP are provided at the back of the Fund's Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Fund or the Underlying Theme Portfolios from disposing of portfolio securities owned by them or in fairly determining the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Trust's Board of Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in Underlying Theme Portfolio securities or other property of the Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. [However, despite the foregoing, the Trust has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.]

                                      TAXES

TAXATION OF THE FUND
In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. With respect to the Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities held for less than three months ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

TAXATION OF THE FUND'S SHAREHOLDERS
Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund (directly or through an Underlying Theme Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the alternative minimum tax.

If the Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

                             ADDITIONAL INFORMATION

LIECHTENSTEIN GLOBAL TRUST
Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, in Zurich, Switzerland.

Worldwide  asset  management   affiliates  also  currently   include  LGT  Asset
Management  PLC,  formerly G.T.  Management PLC, in London,  England;  LGT Asset
Management Ltd., formerly G.T. Management (Asia) Ltd., in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan) Ltd., in Tokyo; LGT Asset
Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd., in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.

CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Underlying Theme Portfolios' assets.

INDEPENDENT ACCOUNTANTS
The Trust's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Fund's financial statements, assists in the preparation of the Fund's federal and state income tax returns and consults with the Trust as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of the Trust included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

USE OF NAME
The Manager has granted the Trust the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Trust at any time or to grant the use of such names to any other company.

SHAREHOLDER LIABILITY
Under certain circumstances, shareholders of the Fund may be held personally liable for the obligations of the Fund. The Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund or the Trust and that every written agreement, obligation or other undertaking made or issued by the Fund or the Trust shall contain a provision to the effect that shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Trust's assets under certain circumstances, and further provides that the Trust shall, upon request, assume the defense of any act or obligation of the Fund or the Trust and that the Fund will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder's incurring financial loss beyond his or her investment, because of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Trust itself would be unable to meet its obligations.

                               INVESTMENT RESULTS

STANDARDIZED RETURNS
The Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A and Class B shares of the Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Trust's Board of Directors; and (4) a complete redemption at the end of any period illustrated.

NON-STANDARDIZED RETURNS
In addition to Standardized Returns, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Class B shares of the Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Average annual Non-Standardized Return ("T") is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) no deduction of sales charges; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.

The Fund's investment results will vary from time to time depending upon market conditions, the composition of each Underlying Theme Fund's Underlying Theme Portfolio and operating expenses of the Fund, so that current or past yield or total return should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing the Fund's investment results with those published for other investment companies and other investment vehicles. The Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKET The Fund and GT Global may from time to time in advertisements, sales literature and reports furnished to present or prospective shareholders compare the Fund with, but not limited to, the following:

            (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.

            (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard and Poor's Ratings Group ("S&P"), or, in the case of nonrated bonds, BBB by Fitch Investors Service, Inc. ("Fitch") (excluding collateralized mortgage obligations).

            (3) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.

            (4) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard each Underlying Theme Fund may be compared to the Underlying Theme Fund's "peer group" as defined by Lipper,

      CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Underlying Theme Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

            (5) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and Gross National Product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.

            (6) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

            (7) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the United States.

            (8) Salomon  Brothers Broad Investment Grade Index which is a widely
      used  index   composed  of  U.S.   domestic   government,   corporate  and
      mortgage-backed fixed income securities.

            (9)   Dow Jones Industrial Average.

            (10)  CNBC/Financial News Composite Index.

            (11) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

            (12) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

            (13) The World Bank  Publication  of Trends in Developing  Countries
      (TIDE). TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

            (14) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

            (15) Datastream and Worldscope each is an on-line database retrieval service for information including, but not limited to, international financial and economic data.

            (16) International Financial Statistics, which is produced by the International Monetary Fund.

            (17) Various publications and annual reports, produced by the World Bank and its affiliates.

            (18)  Various   publications  from  the  International   Bank  for
      Reconstruction and Development.

            (19) Various publications including, but not limited to ratings agencies such as Moody's, S&P and Fitch.

            (20)  Wilshire   Associates   which  is  an  on-line   database  for
      international financial and economic data including performance measure for a wide range of securities.

            (21) Bank Rate National Monitor Index, which an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

            (22) International Finance Corporation ("IFC") Emerging Markets Data Base which provides detailed statistics on stock and bond markets in developing countries.

            (23) Various publications from the Organization for Economic Cooperation and Development ("OECD").

            (24) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., J.P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbottson Associates, may be used, as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including but not limited to, Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Fund or

GT Global. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g. Japanese Yen, German Deutschemark, Hong Kong Dollar). A foreign currency which has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of the Fund to differ from relevant indices.

From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of the Fund's assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

GT Global believes the Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. The Fund does not represent a complete investment program and the investors should consider the Fund as appropriate for a portion of their overall investment Underlying Theme Portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.

From time to time, GT Global may refer to or advertise the names of U.S. and non-U.S. companies and their products although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.

GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

The Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.

The Fund may describe in its sales material and advertisements how an investor may invest in GT Global Mutual Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. In sales material and advertisements, the Fund may also discuss these accounts and plans, which include:

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Please consult your tax advisor for more information.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or Code Section 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

CODE SECTION 403()(7) CUSTODIAL  ACCOUNTS:  Employees of public schools and most
other   not-for-profit   organizations   can  make  pre-tax   salary   reduction
contributions to these accounts.

PROFIT-SHARING  (INCLUDING  SECTION  401()) AND MONEY  PURCHASE  PENSION  PLANS:
Corporations can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).

SIMPLE RETIREMENT PLANS: Employers with no more than 100 employees who do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Code Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Fund and GT Global will quote data regarding industries, companies, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including the economic and financial data of such financial organizations as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices and IFC.

 3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World.

 5)    International    industry    performance:    Morgan   Stanley   Capital
International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock market performance: Morgan Stanley Capital International World Indices, IFC and Datastream.

 7)    The  Consumer   Price  Index  and  inflation   rate:  The  World  Bank,
Datastream and IFC.

 8)    Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9)    GDP growth rate: IFC, The World Bank and Datastream.

10)    Population: The World Bank, Datastream and United Nations.

11)    Average  annual  growth  rate  (%)  of  population:   The  World  Bank,
Datastream and United Nations.

12)    Age distribution within populations: OECD and United Nations.

13)    Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, GT Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18)    Countries  restructuring  their debt,  including  those under the Brady
Plan: the Manager.

19)    Political and economic structure of countries:  Economist  Intelligence
Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21)    Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, GT Global may include in its advertisement and sales material, information about privatization which is an economic process involving the sale of state-owned companies to the private sector.

In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.

GT GLOBAL ADVANTAGE
As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.

The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.

Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our Underlying Theme Portfolio teams determine when to buy and when to sell.

                           DESCRIPTION OF DEBT RATINGS

DESCRIPTION OF COMMERCIAL PAPER RATINGS
Moody's employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P rates commercial paper in four categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are the first four categories: Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities. A -- Upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Have speculative elements and their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

            1.    An application for rating was not received or accepted.

            2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

            3. There is a lack of essential data pertaining to the issue or issuer.

            4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories: AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong. AA -- Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree. A -- Has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB -- Regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. BB -- Has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating. B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating. CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating. C -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. C1 -- Reserved for income bonds on which no interest is being paid. D -- In payment default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                   GT Global New Dimension Fund: Advisor Class

                        50 California Street, 27th Floor
                         San Francisco, California 94111
                                 (415) 392-6181
                            Toll Free: (800) 824-1580

                       Statement of Additional Information
--------------------------------------------------------------------------------

                                                  ________, 1997

This Statement of Additional Information ("SAI") relates to the Advisor Class shares of GT Global New Dimension Fund (the "Fund"), a diversified series of GT Global Asset Allocation Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund seeks its investment objective by investing in the following global theme mutual funds: GT Global Consumer Products and Services Fund; GT Global Financial Services Fund; GT Global Health Care Fund; GT Global Infrastructure Fund; GT Global Natural Resources Fund; and GT Global Telecommunications Fund (collectively, the "Underlying Theme Funds").

Chancellor LGT Asset Management, Inc. (the "Manager") serves as the investment manager of the Fund. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Advisor Class Prospectus dated _______, 1997, a copy of which is available without charge by writing to the above address or calling the Fund at the toll-free telephone number printed above.

Information   contained  herein  is  subject  to  completion  or  amendment.   A
Registration Statement to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This SAI shall not constitute an offer to sell or the solicitation of an offer to buy.

                                Table of Contents

                                                                        PAGE NO.
                                                                        --------
Investment Objective and Policies........................
Options, Futures and Currency Strategies.................
Risk Factors of the Underlying Theme Funds...............
Investment Limitations...................................
Execution of Portfolio Transactions......................
Trustees and Executive Officers..........................
Management...............................................
Valuation of Fund Shares.................................
Information Relating to Sales and Redemptions............
Taxes....................................................
Additional Information...................................
Investment Results.......................................
Description of Debt Ratings..............................

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

INVESTMENT OBJECTIVE AND POLICIES OF THE FUND
The following supplements the information contained in the Prospectus concerning the investment policies of the Fund.

DIRECT INVESTMENTS IN SECURITIES. As stated in the Prospectus, in addition to investing in the Underlying Theme Funds, the Fund may invest directly in cash and/or money market instruments.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the other party to a repurchase agreement becomes insolvent.

MONEY MARKET INSTRUMENTS. The Fund may invest in money market instruments which may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, commercial paper rated in the highest category by a nationally recognized statistical rating organization, bank certificates of deposit, bankers' acceptances and repurchase agreements secured by any of the foregoing.

U.S. GOVERNMENT SECURITIES. The Fund may invest in various direct obligations of the U.S. Treasury and obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (collectively, "U.S. government securities"). Among the U.S. government securities that may be held by the Fund are securities that are supported by the full faith and credit of the United States; securities that are supported by the right of the issuer to borrow from the U.S. Treasury; and securities that are supported solely by the credit of the instrumentality. U.S. government securities are described in detail in "Investment Objectives and Policies of the Underlying Theme Funds."

INVESTMENT OBJECTIVES AND POLICIES OF THE UNDERLYING THEME FUNDS
The following supplements the information contained in the Prospectus concerning the investment policies and limitations of the Underlying Theme Funds. More information about the investment policies and restrictions and the investment limitations of each Underlying Theme Fund is set forth in the Underlying Theme Funds' prospectus and SAI.

The Underlying Theme Funds are diversified series of GT Investment Funds, Inc. (the "Company"), a registered open-end management investment company. The GT Global Consumer Products and Services Fund ("Consumer Products and Services Fund"), GT Global Financial Services Fund ("Financial Services Fund"), GT Global Infrastructure Fund ("Infrastructure Fund"), and GT Global Natural Resources Fund ("Natural Resources Fund") (each, a "Feeder Fund," and, collectively, the "Feeder Funds") each seeks to achieve its investment objective by investing all of its investable assets in the Global Financial Services Portfolio, Global Infrastructure Portfolio, Global Natural Resources Portfolio and Global Consumer Products and Services Portfolio (each, a "Portfolio," and, collectively, the "Portfolios"), respectively.

Each of the Portfolios is a subtrust (a "series") of Global Investment Portfolio (an open-end management investment company) with an investment objective that is identical to that of its corresponding Underlying Theme Fund. Whenever the phrase "all of the Underlying Theme Fund's investable assets" is used herein, it means that the only investment securities held by a Feeder Fund will be its interest in its corresponding Portfolio. A Feeder Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Feeder Fund and its shareholders to do so. Upon any such withdrawal, a Feeder Fund's assets would be invested in accordance with the investment policies of its corresponding Portfolio described below and in the Underlying Theme Funds' Prospectus.

The investment objective of each Feeder Fund is long-term capital growth. The investment objectives of the GT Global Health Care Fund and GT Global Telecommunications Fund are long-term capital appreciation and long-term growth of capital, respectively. The Portfolios and GT Global Health Care Fund and GT Global Telecommunications Fund, together, are referred to herein as the "Underlying Theme Portfolios."

SELECTION OF EQUITY INVESTMENTS. With respect to the Natural Resources Portfolio, the Manager has identified four areas that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.

With respect to the Telecommunications Fund, the Manager has identified four areas that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses;
(iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.

There may be times when, in the opinion of the Manager, prevailing market, economic or political conditions warrant reducing the proportion of the Underlying Theme Portfolios' assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations, or the U.S., or a foreign government. A portion of each Underlying Theme Portfolio's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of Underlying Theme Fund shares, to provide for ongoing expenses and to satisfy redemptions.

For each Underlying Theme Portfolio's investment purposes, an issuer is typically considered as located in a particular country if it (a) is organized under the laws of or has its principal office in a particular country, or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Manager's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Manager to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

In certain countries, governmental restrictions and other limitations on investment may affect an Underlying Theme Portfolio's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. The Manager is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Underlying Theme Portfolios as described in the Underlying Theme Funds' Prospectus and Statement of Additional Information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Underlying Theme Portfolios has a present intention of making any significant investment in any country or stock market in which the Manager considers the political or economic situation to threaten an Underlying Theme Portfolio with substantial or total loss of its investment in such country or market.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Underlying Theme Portfolio may invest in the securities of investment companies within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, an Underlying Theme Portfolio may purchase shares of an investment company unless (a) such a purchase would cause an Underlying Theme Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Underlying Theme Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. The foregoing restrictions do not apply to the investment of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund in their corresponding Portfolios. Investment in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. Each Underlying Theme Portfolio does not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies, including payments to the investment managers of those investment companies.

DEPOSITORY RECEIPTS. An Underlying Theme Portfolio may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Underlying Theme Portfolio's investment policies, an Underlying Theme Portfolio's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Underlying Theme Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS. Warrants or rights may be acquired by an Underlying Theme Portfolio in connection with other securities or separately and provide the Underlying Theme Portfolio with the right to purchase at a later date other securities of the issuer.

LENDING OF UNDERLYING THEME PORTFOLIO SECURITIES. For the purpose of realizing additional income, each Underlying Theme Portfolio may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Underlying Theme Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loan is outstanding, an

Underlying Theme Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. An Underlying Theme Portfolio will have a right to call each loan and obtain the securities on five business days' notice. An Underlying Theme Portfolio will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

COMMERCIAL BANK OBLIGATIONS. For the purposes of each Underlying Theme Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject each Underlying Theme Portfolio to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although each Underlying Theme Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of each Underlying Theme Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS. A repurchase agreement is a transaction in which an Underlying Theme Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Underlying Theme Portfolio if the other party to the repurchase agreement becomes bankrupt, the Underlying Theme Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines established by the Company's Board of Directors, or the Underlying Theme Portfolios' Board of Trustees, as applicable. The Manager will review and monitor the creditworthiness of such institutions under the applicable Board's general supervision.

Each Underlying Theme Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, an Underlying Theme Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on an Underlying Theme Portfolio's ability to sell the collateral and an Underlying Theme Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Underlying Theme Portfolio intends to comply with provisions under such Code that would allow the immediate resale of such collateral. Each Underlying Theme Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets (except for Health Care Fund, more than 10% of the value of its total assets) would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS. Each Underlying Theme Portfolio's borrowings will not exceed 33-1/3% of its total assets, i.e., the Underlying Theme Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of an Underlying Theme Portfolio's securities holdings or other factors cause the ratio of an Underlying Theme Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Underlying Theme Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Underlying Theme Portfolio may also borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by an Underlying Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if that Underlying Theme Portfolio did not borrow.

Each Underlying Theme Portfolio's fundamental investment limitations permit the Underlying Theme Portfolio to borrow money for leveraging purposes. However, each Underlying Theme Portfolio (except the Health Care Fund) is currently prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Company's Board of Directors or the Underlying Theme Portfolios' Board of Trustees, as applicable. In the event that an Underlying Theme Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund, Consumer Products and Services Fund or an Underlying Theme Portfolio. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, an Underlying Theme Portfolio's earnings or the Underlying Theme Fund's net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, an Underlying Theme Portfolio's earnings or the Underlying Theme Fund's net asset value would decline faster than would otherwise be the case.

Each Underlying Theme Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Underlying Theme Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Underlying Theme Portfolio may also engage in "roll" borrowing transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Underlying Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Underlying Theme Portfolio will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

SHORT SALES. Each Underlying Theme Portfolio (except the Health Care Fund) is authorized to make short sales of securities. A short sale is a transaction in which an Underlying Theme Portfolio sells a security in anticipation that the market price of that security will decline. An Underlying Theme Portfolio may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.

When an Underlying Theme Portfolio makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Underlying Theme Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

An Underlying Theme Portfolio's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Underlying Theme Portfolio will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by that Underlying Theme Portfolio on such security, an Underlying Theme Portfolio may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time an Underlying Theme Portfolio replaces the borrowed security, that Underlying Theme Portfolio will incur a loss; conversely, if the price declines, the Underlying Theme Portfolio will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although an Underlying Theme Portfolio's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

No Underlying Theme Portfolio will make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Underlying Theme Portfolio's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Underlying Theme Portfolio's net assets or 2% of the securities of any class of the issuer. Moreover, an Underlying Theme Portfolio may engage in short sales only with respect to securities listed on a national securities exchange. An Underlying Theme Portfolio may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Underlying Theme Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

RISKS ASSOCIATED WITH DEBT SECURITIES. The value of the debt securities held by each Underlying Theme Portfolio generally will vary conversely with market interest rates. If interest rates in a market fall, the value of the debt securities held by each Underlying Theme Portfolio ordinarily will rise. If market interest rates increase, however, the debt securities owned by each Underlying Theme Portfolio in that market will be likely to decrease in value.

The Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio may each invest up to 20% of its total assets in debt securities rated below investment grade. Such investments involve a high degree of risk. However, the Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio will not invest in debt securities that are in default as to payment of principal and interest.

Debt rated Baa by Moody's Investor Services, Inc. ("Moody") is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by Standard & Poor's Rating Group ("S&P") and debt rated Ba, B, Caa, Ca or C by

Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. For Moody's, Baa indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities also are generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Underlying Theme Portfolios. If an issuer exercises these provisions in a declining interest rate market, the Underlying Theme Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Underlying Theme Portfolios may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for
many  of  these  securities,   and  each  of  the  Underlying  Theme  Portfolios
anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Underlying Theme Portfolios to obtain accurate market quotations for purposes of valuing the Underlying Theme Portfolios' portfolio investments. The Underlying Theme Portfolios may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Underlying Theme Portfolios may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. An Underlying Theme Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Underlying Theme Portfolio may have limited legal recourse in the event of a default.

The Manager attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors.

                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

                  (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

                  (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

                  (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if an Underlying Theme Portfolio entered into a short hedge because the Manager projected a decline in the price of a security in the Underlying Theme Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Underlying Theme Portfolio could suffer a loss. In either such case, the Underlying Theme Portfolio would have been in a better position had it not hedged at all.

                  (4) As described below, the Underlying Theme Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Underlying Theme Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Underlying Theme Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Underlying Theme Portfolio sell a portfolio security at a disadvantageous time. The Underlying Theme Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Underlying Theme Portfolio.

WRITING CALL OPTIONS
Each Underlying Theme Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Underlying Theme Portfolios.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Underlying Theme Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Underlying Theme Portfolio's investment objective. When writing a call option, an Underlying Theme Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, an Underlying Theme Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that an Underlying Theme Portfolio has written expires, the Underlying Theme Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Underlying Theme Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. Each Underlying Theme Portfolio does not consider a security or currency covered by a call option to be "pledged" as that term is used in that Underlying Theme Portfolio's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and an Underlying Theme Portfolio will be obligated to sell the security or currency at less than its market value.

The premium that an Underlying Theme Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium the Underlying Theme Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit an Underlying Theme Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

Each Underlying Theme Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, an Underlying Theme Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

An Underlying Theme Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by an Underlying Theme Portfolio.

WRITING PUT OPTIONS
Each Underlying Theme Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

An Underlying Theme Portfolio generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for an Underlying Theme Portfolio's holdings at a price lower than the current market price of the security or currency. In such event, an Underlying Theme Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Underlying Theme Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty.

The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and an Underlying Theme Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS
Each Underlying Theme Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, an Underlying Theme Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. An Underlying Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

Each Underlying Theme Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Underlying Theme Portfolio in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Underlying Theme Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

An Underlying Theme Portfolio may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that Underlying Theme Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Underlying Theme Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Underlying Theme Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, the Underlying Theme Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. An Underlying Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

Call options may be purchased by an Underlying Theme Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable an Underlying Theme Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to an Underlying Theme

Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Underlying Theme Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

An Underlying Theme Portfolio may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Underlying Theme Portfolio's current return. For example, where an Underlying Theme Portfolio has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by that Underlying Theme Portfolio, an increase in the market price could result in the exercise of the call option written by the Underlying Theme Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Underlying Theme Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Underlying Theme Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Underlying Theme Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Underlying Theme Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of each Underlying Theme Portfolio's total assets at the time of each purchase.

An Underlying Theme Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts, by purchasing put or call options on currencies. A put option gives the Underlying Theme Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives the Underlying Theme Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. An Underlying Theme Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to an Underlying Theme Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which an Underlying Theme Portfolio anticipates purchasing securities.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. An Underlying Theme Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. An Underlying Theme Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Underlying Theme Portfolio. The assets used as cover for OTC options written by an Underlying Theme Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Underlying Theme Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

An Underlying Theme Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. An Underlying Theme Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although an Underlying Theme Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Underlying Theme Portfolio, there is no assurance that the Underlying Theme Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Underlying Theme Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When an Underlying Theme
Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Underlying Theme Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When an Underlying Theme Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When an Underlying Theme Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Underlying Theme Portfolio's exercise of the put, to deliver to the Underlying Theme Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Underlying Theme Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Underlying Theme Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when an Underlying Theme Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. An Underlying Theme Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, an Underlying Theme Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if an Underlying Theme Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Underlying Theme Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If an Underlying Theme Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Underlying Theme Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
Each Underlying Theme Portfolio may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Underlying Theme Portfolio. An Underlying Theme Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

Each Underlying Theme Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce an Underlying Theme Portfolio's exposure to interest rate, currency exchange rate and stock market fluctuations, that Underlying Theme Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Underlying Theme Portfolio realizes a gain; if it is more, the Underlying Theme Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Underlying Theme Portfolio realizes a gain; if it is less, the Underlying Theme Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that an Underlying Theme Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If an Underlying Theme Portfolio is not able to enter into an offsetting transaction, that Underlying Theme Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Underlying Theme Portfolio.

Each Underlying Theme Portfolio's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that an Underlying Theme Portfolio owns, or Futures Contracts will be purchased to protect the Underlying Theme Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by an Underlying Theme Portfolio in order to initiate Futures trading and maintain the Underlying Theme Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Underlying Theme Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Underlying Theme Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

 RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in an Underlying Theme Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because  of the low  margin  deposits  required,  Futures  trading  involves  an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contracts prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If an Underlying Theme Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Underlying Theme Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Underlying Theme Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If an Underlying Theme Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

An Underlying Theme Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that an Underlying Theme Portfolio enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are
"in-the-money") will not exceed 5% of the liquidation value of the Underlying Theme Portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Underlying Theme Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors and the Underlying Theme Portfolio's Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of an Underlying Theme Portfolio's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An Underlying Theme Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. An Underlying Theme Portfolio may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

An Underlying Theme Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. An Underlying Theme Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, an Underlying Theme Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, an Underlying Theme Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Underlying Theme Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency
dealers  in  accordance  with  guidelines   approved  by  the  Underlying  Theme
Portfolios'  Board  of  Trustees  or  the  Company's  Board  of  Directors,   as
applicable.

An Underlying Theme Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to overall investments of that Underlying Theme Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for that Underlying Theme Portfolio to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Underlying Theme Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Underlying Theme Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing an Underlying Theme Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring an Underlying Theme Portfolio to sell a currency, that Underlying Theme Portfolio either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Underlying Theme Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, an Underlying Theme Portfolio may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. An Underlying Theme Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to an Underlying Theme Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities an Underlying Theme Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
An Underlying Theme Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Underlying Theme Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Underlying Theme Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

An Underlying Theme Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Underlying Theme Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Underlying Theme Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Underlying Theme Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options that an Underlying Theme Portfolio has purchased) expose the Underlying Theme Portfolio to an obligation to another party. An Underlying Theme Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Underlying Theme Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of an Underlying Theme Portfolio's assets is used for cover or otherwise set aside, it could affect portfolio management or the Underlying Theme Portfolio's ability to meet redemption requests or other current obligations.

                   RISK FACTORS OF THE UNDERLYING THEME FUNDS

ILLIQUID SECURITIES
Each Underlying Theme Portfolio may invest up to 15% of its net assets (except for the Health Care Fund, which may invest up to 10% of its total assets) in illiquid securities. Securities may be considered illiquid if an Underlying Theme Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which that Underlying Theme Portfolio values such securities. See "Investment Limitations of the Underlying Theme Funds." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, an Underlying Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Underlying Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Underlying Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by an Underlying Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Underlying Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.

With respect to liquidity determinations generally, the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable, has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A. Under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to the Manager, in accordance with procedures approved by that Board. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security;
(iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager monitors the liquidity of securities held by each Underlying Theme Portfolio and periodically reports such determinations to the Underlying Theme Portfolios' Board of Trustees or the Company's Board of Directors, as applicable. The
Manager believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Underlying Theme Portfolio to achieve capital appreciation substantially exceeding the appreciation the Underlying Theme Portfolio would realize if it did not make such investments. However, in order to attempt to limit investment risk, each of the Underlying Theme Portfolios will invest no more than 5% of its total assets in Special Situations.

FOREIGN SECURITIES
POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, an Underlying Theme Portfolio could lose its entire investment in any such country.

RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which an Underlying Theme Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of an Underlying Theme Portfolio's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which an Underlying Theme Portfolio invests and adversely affect the value of an Underlying Theme Portfolio's assets.

FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as an Underlying Theme Portfolio. These restrictions or controls may at times limit or preclude investments in certain securities and may increase the cost and expenses of an Underlying Theme Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. An Underlying Theme Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by an Underlying Theme Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by an Underlying Theme Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

CURRENCY FLUCTUATIONS. Because each Underlying Theme Portfolio, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of an Underlying Theme Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of that Underlying Theme Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the appropriate Underlying Theme Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Underlying Theme Fund. Moreover, if the value of the foreign currencies in which an Underlying Theme Portfolio receives its income falls relative to the U.S. dollar between receipt of the income and the making of Underlying Theme Portfolio distributions, the Underlying Theme Portfolio may be required to liquidate securities in order to make distributions if the Underlying Theme Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although each Underlying Theme Portfolio values its assets daily in terms of U.S. dollars, the Underlying Theme Portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Underlying Theme Portfolio will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to an Underlying Theme Portfolio at one rate, while offering a lesser rate of exchange should an Underlying Theme Portfolio desire to sell that currency to the dealer.

ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of an Underlying Theme Portfolio are uninvested and no return is earned thereon. The inability of an Underlying Theme Portfolio to make intended security purchases due to settlement problems could cause that Underlying Theme Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to that Underlying Theme Portfolio due to subsequent declines in value of the portfolio security or, if that Underlying Theme Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of an Underlying Theme Portfolio's assets, although the Manager does not believe that such difficulties will have a material adverse effect on an Underlying Theme Portfolio's portfolio trading activities.

Each Underlying Theme Portfolio may use foreign custodians, which may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to determining and monitoring the foreign custodian's financial strength, reputation and standing; maintaining appropriate safeguards concerning that Underlying Theme Portfolio's investments; and possible difficulties in obtaining and enforcing judgments against such custodians.

WITHHOLDING TAXES. Each Underlying Theme Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that Underlying Theme Portfolio's net investment income or delaying the receipt of income when those taxes may be recaptured. See "Taxes."

CONCENTRATION.    To  the  extent  an  Underlying  Theme  Portfolio   invests  a
significant portion of its assets in securities of issuers located in a particular country or region of the world, such Underlying Theme Portfolio may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Manager believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by an Underlying Theme Portfolio.

SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

SPECIAL CONSIDERATIONS AFFECTING JAPAN. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.

The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Underlying Theme Portfolios' intend to invest in Hong Kong, which reverted to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case an Underlying Theme Portfolio could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, an Underlying Theme Portfolio could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Manager believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Underlying Theme Funds in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Underlying Theme Funds to participate in privatizations may be limited by local law, or the terms on which the Underlying Theme Funds may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

TEMPORARY DEFENSIVE STRATEGIES
Each Underlying Theme Portfolio retains the flexibility to respond promptly to changes in market and economic conditions. Accordingly, in the interest of preserving shareholders' capital and consistent with each Underlying Theme Portfolio's investment objective, the Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, each Underlying Theme Portfolio may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or high quality debt securities or money market instruments issued by corporations, the U.S. or a foreign government. In addition, for temporary defensive purposes, such as during times of international political or economic uncertainty, most or all of each Underlying Theme Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent any Underlying Theme Portfolio adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective.

In addition, pending investment of proceeds from new sales of the shares or to meet its ordinary daily cash needs, each Underlying Theme Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. Money market instruments in which each Underlying Theme Portfolio may invest include, but are not limited to, U.S. or foreign government securities; high-grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High-grade commercial paper refers to commercial paper rated A-l by S&P or P-l by Moody's or, if not rated, determined by the Manager to be of comparable quality.

RISKS ASSOCIATED WITH DEBT SECURITIES
The value of the debt securities held by each Underlying Theme Portfolio generally will vary conversely with market interest rates. If interest rates in a market fall, the value of the debt securities held by each Underlying Theme Portfolio ordinarily will rise. If market interest rates increase, however, the debt securities owned by each Underlying Theme Portfolio in that market will be likely to decrease in value.

The Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio may each invest up to 20% of its total assets in debt securities rated below investment grade. Such investments involve a high degree of risk. However, the Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio will not invest in debt securities that are in default as to payment of principal and interest.

Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. For Moody's, Baa indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities also are generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Underlying Theme Portfolios. If an issuer exercises these provisions in a declining interest rate market, the Underlying Theme Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Underlying Theme Portfolios may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for
many  of  these  securities,   and  each  of  the  Underlying  Theme  Portfolios
anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Underlying Theme Portfolios to obtain accurate market quotations for purposes of valuing the Underlying Theme Portfolios portfolio investments. The Underlying Theme Portfolios may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Underlying Theme Portfolios may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. An Underlying Theme Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Underlying Theme Portfolio may have limited legal recourse in the event of a default.

The Manager attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors.

The Prospectus and the Statement of Additional Information of the Underlying Theme Funds contain more detailed information about this organizational structure of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and their corresponding Portfolios, including information related to: (i) the investment objective, policies and restrictions of the Underlying Theme Funds and their Underlying Theme
Portfolios; (ii) the Board of Directors and officers of the Underlying Theme Funds, the Trustees and officers of the Portfolios, the administrator of the Underlying Theme Funds and the investment manager and administrator of the Portfolios; (iii) portfolio transactions and brokerage commissions; (iv) the Underlying Theme Funds' and Portfolios' shares, including the rights and liabilities of their shareholders; (v) additional performance information, including the method used to calculate yield and total return; and (vi) the determination of the value of the shares of such Funds.

                             INVESTMENT LIMITATIONS

INVESTMENT LIMITATIONS OF THE FUND

FUNDAMENTAL LIMITATIONS. The following fundamental limitations of the Fund cannot be changed without the affirmative vote of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values or portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

The Fund will not:

 (1) issue senior securities or borrow money, except as permitted under the Investment Company Act of 1940 ("1940 Act") and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

 (2) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

 (3) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

 (4) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

 (5) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Because of its investment objective and policies, the Fund will concentrate more than 25% of its assets in the mutual fund industry. In accordance with the Fund's investment program set forth in the Prospectus, the Fund may invest more than 25% of its assets in the Underlying Theme Funds. However, each of the

Underlying Theme Portfolios will not concentrate more than 25% of its total assets in any one industry.

NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions applying to the Fund are non-fundamental and may be changed by the vote of the Fund's board without shareholder approval.

The Fund will not:

 (1) invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

 (2) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

 (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contract or derivative instruments.

 (4) engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options an futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

 (5) purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of any exemptive order granted by the Securities and Exchange Commission ("SEC") and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

Notwithstanding the forgoing investment limitations, the Fund may invest in Underlying Theme Funds that have adopted investment limitations that may be more or less restrictive than those listed above. As a result, the Fund may engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations and other investment policies and restrictions of each Underlying Theme Fund are described in its prospectus and statement of additional information.

Under Section 12(d)(1)(G) of the 1940 Act, the Fund may invest substantially all of its assets in the Underlying Theme Funds.

INVESTMENT LIMITATIONS OF THE UNDERLYING THEME FUNDS AND PORTFOLIOS
FEEDER FUNDS
The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each has the following fundamental investment policy to enable it to invest in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively:

Notwithstanding any other investment policy of the Underlying Theme Fund, the Underlying Theme Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Underlying Theme Fund.

All other fundamental investment policies, and the non-fundamental policies, of each Feeder Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Underlying Theme Portfolio and its Board of Trustees, it applies equally to each Feeder Fund and its Board of Directors.

Each Underlying Theme Portfolio has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of that Underlying Theme Portfolio's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. Whenever a Feeder Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, such Feeder Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

         Each Underlying Theme Portfolio may not:

                  (1) Buy or sell real estate (including real estate limited partnerships); however, each Underlying Theme Portfolio may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

                  (2) Buy or sell commodities or commodity contracts, except that each Underlying Theme Portfolio may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

                  (3) Underwrite securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

                  (4) Make loans, except that each Underlying Theme Portfolio may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

                  (5) Purchase securities on margin, provided that each Underlying Theme Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

                  (6) Borrow money except from banks not in excess of 331/3% of the value of each Underlying Theme Portfolio's total assets, (including the amount borrowed), less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent any Underlying Theme Portfolio from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by an underlying Theme Portfolio may not exceed one-third of that Underlying Theme Portfolio's total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Prospectus and this Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

                  (7)  Mortgage,  pledge,  or  hypothecate  any of  its  assets, provided  that this  restriction  shall not  apply to the  transfer  of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

                  (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, each Underlying Theme Portfolio may invest in the securities of companies that engage in these activities.

In addition, each Underlying Theme Portfolio has adopted as a fundamental investment policy a classification as a "diversified" portfolio under the 1940 Act. This means that, with respect to 75% of the Underlying Theme Portfolio's total assets, no more than 5% will be invested in the securities of any one issuer, and the Underlying Theme Portfolio will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Underlying Theme Portfolio's outstanding voting securities as defined above and in the Underlying Theme Funds' Prospectus.

The following investment policies of each Underlying Theme Portfolio are not fundamental policies and may be changed by vote of the Underlying Theme Portfolios' Board of Trustees without shareholder approval. No Underlying Theme Portfolio may:

                    (1) Invest in securities of an issuer if the investment would cause the Underlying Theme Portfolio to own more than 10% of any class of securities of any one issuer;

                    (2) Invest in companies for the purpose of exercising control or management;

                    (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

                    (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

                    (5) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Underlying Theme Portfolio, the Underlying Theme Portfolio's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

                    (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Underlying Theme Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Underlying Theme Portfolio has entered into;

                    (7) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 331/3% of the value of the Underlying Theme Portfolio's total assets (while borrowings exceed 5% of the Infrastructure Portfolio's and Natural Resources Portfolio's total assets, such Underlying Theme Portfolio will not make any additional investments); and

                    (8) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Underlying Theme Funds' Prospectus for further information with respect to the investment objective of each Feeder Fund, which may not be changed without the approval of shareholders, and its corresponding Underlying Theme Portfolio's investment objective, which may be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may or may not be changed without shareholder approval.

HEALTH CARE FUND
The Health Care Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

         The Health Care Fund may not:

                    (1) Invest more than 10% of its total assets in securities which cannot be readily resold to the public because of legal or contractual restrictions or for which no readily available market exists, which for this purpose includes repurchase agreements maturing in more than seven days;

                    (2) Invest in companies for the purpose of exercising control or management;

                    (3) Purchase or sell real estate; provided that the Health Care Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

                    (4) Purchase securities on margin or make short sales, except for short-term credits necessary for clearance of portfolio transactions, and except that the Health Care Fund may make short sales and maintain short positions and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts;

                    (5) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Health Care Fund may be deemed to be an underwriter under federal securities laws;

                    (6) Make loans, except through loans of portfolio securities as authorized by the Prospectus and except through repurchase agreements, provided that for purposes of this limitation the acquisition of portfolio securities consistent with the Health Care Fund's investment objective and policies shall not be deemed to be the making of a loan;

                    (7) Purchase or sell commodities or commodity contracts, except that consistent with the Health Care Fund's investment objective and policies it may use financial and currency futures instruments and options thereon for hedging purposes;

                    (8) Issue senior securities, except that for purposes of this limitation the Health Care Fund may borrow money in such amounts and in such fashion as is permitted under the 1940 Act and the rules thereunder;

                    (9) Mortgage, pledge or hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Health Care Fund, except as may be necessary in connection with permitted borrowings; provided, however, that this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, futures contracts and options on futures contracts;

                    (10) Invest in oil, gas or mineral-related programs or leases; or

                    (11) Purchase any security if as a result more than 5% of the Health Care Fund's total assets would be invested in securities of companies which together with any predecessors have been in operation for less than three years.

In addition, the Health Care Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act, which means that, with respect to 75% of its total assets, no more than 5% will be invested in the securities of any one issuer, and it will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Health Care Fund's outstanding voting securities as defined above and in the Underlying Theme Funds' Prospectus.

Investors should refer to the Underlying Theme Funds' Prospectus for further information with respect to the Health Care Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

TELECOMMUNICATIONS FUND
The Telecommunications Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

         The Telecommunications Fund may not:

                  (1) Buy or sell real estate (including real estate limited partnerships); however, the Telecommunications Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

                  (2) Purchase or sell commodities or commodity contracts, except that the Telecommunications Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

                  (3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

                  (4) Make loans, except that the Telecommunications Fund may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

                  (5) Purchase securities on margin, provided that the Telecommunications Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

                  (6) Borrow money except from banks not in excess of 33-1/3% of the value of the Telecommunications Fund's total assets, including the amount borrowed, less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent the Telecommunications Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by it may not exceed one-third of its total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Prospectus and this Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

                  (7)  Mortgage,  pledge,  or  hypothecate  any of  its  assets, provided  that this  restriction  shall not  apply to the  transfer  of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

                  (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, the Telecommunications Fund may invest in the securities of companies that engage in these activities.

In addition, the Telecommunications Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act, which means that, with respect to 75% of its total assets, no more than 5% will be invested in the securities of any one issuer, and it will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Telecommunications Fund's outstanding voting securities as defined above and in the Underlying Theme Funds' Prospectus.

The following operating policies of the Telecommunications Fund are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval. The Telecommunications Fund may not:

                    (1) Invest in securities of an issuer if the investment would cause the Telecommunications Fund to own more than 10% of any class of securities of any one issuer;

                    (2) Invest in companies for the purpose of exercising control or management;

                    (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

                    (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

                    (5) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Telecommunications Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

                    (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Telecommunications Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Telecommunications Fund has entered into; or

                    (7) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 331/3% of the value of the Telecommunications Fund's total assets. While borrowings exceed 5% of the Telecommunications Fund's total assets, the Telecommunications Fund will not make any additional investments.

The Telecommunications Fund has the authority to invest up to 10% of its total assets in shares of other investment companies, and in real estate investment trusts. The Telecommunications Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Underlying Theme Funds' Prospectus for further information with respect to the Telecommunications Fund's investment objective, which may not be changed without the approval of shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Underlying Theme Fund's or Underlying Theme
Portfolio's  investment  policies or restrictions.  The Underlying Theme Fund or

Underlying Theme Portfolio may exchange securities, exercise conversion or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Underlying Theme Fund's or Underlying Theme Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of the Underlying Theme Fund's or Underlying Theme Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities for the Fund (normally shares of the Underlying Theme Funds) are placed on behalf of the Fund by the Manager. As stated in the Prospectus, the Manager will exercise no discretion in investing the assets of the Fund other than to make investments in government securities and money market instruments and to rebalance the percentage of the Fund's assets in each Underlying Theme Fund.

Subject to policies established by the Underlying Theme Funds' Board of Directors and the Underlying Theme Portfolios' Board of Trustees, the Manager is responsible for the execution of each Underlying Theme Fund's and Underlying Theme Portfolio's securities transactions and the selection of broker/dealers who execute such transactions on behalf of each Underlying Theme Portfolio. In executing portfolio transactions, the Manager seeks the best net results for each Underlying Theme Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While each Underlying Theme Portfolio may engage in soft dollar arrangements for research services, as described below, each Underlying Theme Portfolio has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

Consistent with the interests of each Underlying Theme Portfolio, the Manager may select broker/dealers to execute that Underlying Theme Portfolio's portfolio transaction on the basis of the research and brokerage services they provide to the Manager for its use in managing that Underlying Theme Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker is in addition to, and not in lieu of, the services required to be performed by the Manager under the applicable Investment Management and Administration Contract (defined below). A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to that Underlying Theme Portfolio and its other clients and that the total commissions paid by the Underlying Theme Portfolio will be reasonable in relation to the benefits received by that Underlying Theme Portfolio over the long term. Research services may also be received from dealers who execute Underlying Theme Portfolio transactions in OTC markets.

The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by an Underlying Theme Portfolio toward payment of that Underlying Theme Portfolio's expenses, such as custodian fees.

Investment decisions for an Underlying Theme Portfolio and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including an Underlying Theme Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as an Underlying Theme Portfolio is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to that Underlying Theme Portfolio.

Under a policy adopted by the Trust's Board of Directors and the Underlying Theme Portfolios' Board of Trustees, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Underlying Theme Funds and the other portfolios for which the Manager serves as investment manager or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Underlying Theme Funds and such other portfolios.

Each Underlying Theme Portfolio contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by an Underlying Theme Portfolio in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which an Underlying Theme Portfolio may invest are generally traded in the OTC markets.

An Underlying Theme Portfolio does not have any obligation to deal with any broker/dealer or group of broker/dealers in the execution of securities transactions. Each Underlying Theme Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Company's Board of Directors or the Underlying Theme Portfolios' Board of Trustees, as applicable, has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

UNDERLYING THEME PORTFOLIO TRADING AND TURNOVER
The Fund's portfolio turnover rate is expected to be low, since the Fund will only periodically rebalance its portfolio. The Fund's annual portfolio turnover rate is not expected to exceed ___% annually.

The portfolio turnover rates of the Underlying Theme Funds have ranged from __% to __% during their most recent fiscal years. There can be no assurance that the portfolio turnover rates of the Underlying Theme Funds will remain within this range during subsequent fiscal years. Higher portfolio turnover rates may result in higher expenses being incurred by the Underlying Theme Funds.

                         TRUSTEES AND EXECUTIVE OFFICERS

The Trust's Trustees and Executive Officers are listed below.



   Name, Position(s) with the           Principal Occupations and Business
    COMPANY AND ADDRESS                 EXPERIENCE FOR THE PAST 5 YEARS
    -------------------                 -------------------------------

   Daniel R. Waltcher, 33              Managing  Director  and  Senior  Counsel
   Trustee and President               of the Manager since July 1995; Associate,
   50 California Street                Simpson Thacher & Bartlett from September
   San Francisco, CA  94111            1989 through June 1995.

   James R. Tufts,  38                 Chief    Information   Officer  for   the
   Vice President and                  Manager since October  1996;   President,
   Chief Financial Officer             GT    Services    since    1995;   Senior
   50 California Street                Vice    President   --   Finance    and
   San Francico, CA  94111             Administration,  GT Global,  GT  Services
                                       and  G.T.  Insurance  from  1994 to 1995;
                                       Senior  Vice  President  --  Finance  and
                                       Administration, LGT Asset Management from
                                       1994 to October 1996;  Vice  President --
                                       Finance, LGT Asset Management,  GT Global
                                       and GT Services  from 1990 to 1994;  Vice
                                       President -- Finance, G.T. Insurance from
                                       1992 to 1994;  and  Director,  LGT  Asset
                                       Management,  GT  Global  and GT  Services
                                       since 1991.

   Kenneth W. Chancey, 51              Vice President -- Mutual Fund Accounting,
   Vice President and Principal        the   Manager   since   1992;  and   Vice
   Accounting Officer                  President, Putnam Fiduciary Trust Company
   50 California Street                from 1989 to 1992.
   San Francisco, CA 94111

   Phillip S. Gillespie,               Assistant General Counsel of the  Manager
   Secretary                           since  March    1997,  Senior  Counsel,
   50 California Street                Division of Investment  Management,  U.S.
   San Francisco, CA  94111            Securities  &  Exchange  Commission  from
                                       1995 to 1997,  Senior Counsel,  Office of
                                       General   Counsel,   U.S.   Securities  &
                                       Exchange  Commission  from  1993 to 1995;
                                       Associate, Perkins Coie from 1991 to 1993.


           Compensation  Table

                                            Estimated
                                          Compensation
Name                                        from Trust
----                                        ----------




                                   MANAGEMENT

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FUND
The Manager acts as the investment adviser and administrator for the Fund pursuant to a contract with the Trust. The Manager does not receive a fee for providing services under the contract.

DISTRIBUTION SERVICES RELATING TO THE FUND
The Fund's Advisor Class shares are offered continuously through the Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or contingent deferred sales charge.

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
The Transfer Agent has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for it. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Manager also serves as the Fund's pricing and accounting agent.

                            VALUATION OF FUND SHARES

As described in the Advisor Class Prospectus, the Fund's net asset value per share for each class of shares is determined each day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day") as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

The value of the shares of the Underlying Theme Funds will be their net asset value at the time the net asset value of the Fund is determined.

                          INFORMATION RELATING TO SALES
                                 AND REDEMPTIONS


PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares of the Fund purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on An U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is canceled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Underlying Theme Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been canceled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law.

EXCHANGES
Shares of the Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Advisor Class shares of the Fund may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon sixty days prior written notice to the shareholders of such fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon thirty days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Fund or the Underlying Theme Portfolios from disposing of portfolio securities owned by them or in fairly determining the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Trust's Board of Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. [However, despite the foregoing, the Trust has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.]

                                      TAXES

TAXATION OF THE FUND
In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. With respect to the Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

TAXATION OF THE FUND'S SHAREHOLDERS
Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund (directly or through an Underlying Theme Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the alternative minimum tax.

If the Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of An U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

                             ADDITIONAL INFORMATION

LIECHTENSTEIN GLOBAL TRUST
Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in

Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, in Zurich, Switzerland.

Worldwide  asset  management   affiliates  also  currently   include  LGT  Asset
Management  PLC,  formerly G.T.  Management PLC, in London,  England;  LGT Asset
Management Ltd., formerly G.T. Management (Asia) Ltd., in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan) Ltd., in Tokyo; LGT Asset
Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd., in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.

CUSTODIAN
State Street Bank and Trust  Company  ("State  Street"),  225  Franklin  Street,
Boston,   Massachusetts  02110,  acts  as  custodian  of  the  Underlying  Theme
Portfolios' assets.

INDEPENDENT ACCOUNTANTS
The Trust's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Fund's financial statements, assists in the preparation of the Fund's federal and state income tax returns and consults with the Trust as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of the Trust included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

USE OF NAME
The Manager has granted the Trust the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Trust at any time or to grant the use of such names to any other company.

SHAREHOLDER LIABILITY
Under certain circumstances, shareholders of the Fund may be held personally liable for the obligations of the Fund. The Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund or the Trust and that every written agreement, obligation or other undertaking made or issued by the Fund or the Trust shall contain a provision to the effect that shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Trust's assets under certain circumstances, and further provides that the Trust shall, upon request, assume the defense of any act or obligation of the Fund or the Trust and that the Fund will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder's incurring financial loss beyond his or her investment, because of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Trust itself would be unable to meet its obligations.

                               INVESTMENT RESULTS

STANDARDIZED RETURNS
The Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A, Class B and Advisor Class shares of the Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) for Advisor Class shares, deduction of a sales charge is not applicable; (4) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Trust's Board of Directors; and
(5) a complete redemption at the end of any period illustrated.

NON-STANDARDIZED RETURNS
In addition to Standardized Returns, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A, Class B and Advisor Class shares of the Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns for Class A and Class B shares may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. Advisor Class shares are not subject to sales charges.

Average annual Non-Standardized Return ("T") is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) no deduction of sales charges; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.

The Fund's investment results will vary from time to time depending upon market conditions, the composition of each Underlying Theme Fund's portfolio and operating expenses of the Fund, so that current or past yield or total return should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing the Fund's investment results with those published for other investment companies and other investment vehicles. The Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKET
The Fund and GT Global may from time to time in advertisements, sales literature and reports furnished to present or prospective shareholders compare the Fund with, but not limited to, the following:

                  (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.

                  (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S.
        Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard and Poor's Ratings Group ("S&P"), or, in the case of nonrated bonds, BBB by Fitch Investors Service, Inc. ("Fitch") (excluding collateralized mortgage obligations).

                  (3) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.

                  (4) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard each Underlying Theme Fund may be compared to the Underlying Theme Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Underlying Theme Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

                  (5) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and Gross National Product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.

                  (6) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

                  (7) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the United States.

                  (8) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

                  (9) Dow Jones Industrial Average.

                  (10) CNBC/Financial News Composite Index.

                  (11) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

                  (12) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

                  (13) The World Bank Publication of Trends in Developing Countries (TIDE). TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

                  (14) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

                  (15) Datastream and Worldscope each is an on-line database retrieval service for information including, but not limited to, international financial and economic data.

                  (16) International Financial Statistics, which is produced by the International Monetary Fund.

                  (17) Various publications and annual reports, produced by the World Bank and its affiliates.

                  (18) Various publications from the International Bank for Reconstruction and Development.

                  (19) Various publications including, but not limited to ratings agencies such as Moody's, S&P and Fitch.

                  (20) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

                  (21) Bank Rate National Monitor Index, which an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

                  (22)  International   Finance   Corporation  ("IFC")  Emerging
        Markets Data Base which provides detailed statistics on stock and bond markets in developing countries.

                  (23) Various publications from the Organization for Economic Cooperation and Development ("OECD").

                  (24) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., J.P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbottson Associates, may be used, as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including but not limited to, Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Fund or GT Global. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g. Japanese Yen, German Deutschemark, Hong Kong Dollar). A foreign currency which has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of the Fund to differ from relevant indices.

From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT

Global Mutual Funds or the dollar amount of the Fund's assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

GT Global believes the Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. The Fund does not represent a complete investment program and the investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.

From time to time, GT Global may refer to or advertise the names of U.S. and non-U.S. companies and their products although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.

GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

The Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.

The Fund may describe in its sales material and advertisements how an investor may invest in GT Global Mutual Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. In sales material and advertisements, the Fund may also discuss these accounts and plans, which include:

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): If you have earned income from employment (including self-employment), you can contribute each year to an IRA Up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70-1/2 or thereafter. Please consult your tax advisor for more information.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or Code Section 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

CODE SECTION 403(b)(7) CUSTODIAL ACCOUNTS:  Employees of public schools and most
other   not-for-profit   organizations   can  make  pre-tax   salary   reduction
contributions to these accounts.

PROFIT-SHARING  (INCLUDING  SECTION  401(k)) AND MONEY  PURCHASE  PENSION PLANS:
Corporations can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).

SIMPLE RETIREMENT PLANS: Employers with no more than 100 employees who do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Code Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Fund and GT Global will quote data regarding industries, companies, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including the economic and financial data of such financial organizations as:

1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

2) Stock market trading volume: Morgan Stanley Capital International Industry Indices and IFC.

3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World.

5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

6) Stock market performance: Morgan Stanley Capital International World Indices, IFC and Datastream.

7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.

8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, GT Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Manager.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, GT Global may include in its advertisement and sales material, information about privatization which is an economic process involving the sale of state-owned companies to the private sector.

In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.

GT GLOBAL ADVANTAGE
As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.

The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.

Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.

                           DESCRIPTION OF DEBT RATINGS

DESCRIPTION OF COMMERCIAL PAPER RATINGS
Moody's employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P rates commercial paper in four categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                          DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are the first four categories: Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities. A -- Upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Have speculative elements and their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

                  1. An application for rating was not received or accepted.

                  2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

                  3. There is a lack of essential data pertaining to the issue or issuer.

                  4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories: AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong. AA -- Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree. A -- Has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB -- Regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. BB -- Has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating. B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating. CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating. C -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. C1 -- Reserved for income bonds on which no interest is being paid. D -- In payment default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR:   Indicates  that no  public  rating  has  been  requested,  that  there  is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                            PART C. OTHER INFORMATION
                            -------------------------


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)   Financial Statements - To be filed.

(b)   Exhibits:

(1)   Trust Instrument -Filed herewith.
(2)   By-Laws - Filed herewith.
(3)   Voting trust agreement - None.
(4) Instruments defining the rights of holders of Registrant's shares of beneficial interest.1
(5)   Management Agreement - To be filed.
(6)   (a)   Distribution Contract with respect to Class A Shares - To be filed.
      (b)   Distribution Contract with respect to Class B Shares - To be filed.
      (c)   Distribution  Contract  with respect to Advisor Class Shares - To be filed.
(7)   Bonus, profit sharing or pension plans - None.
(8)   Custodian Agreement - To be filed.
(9)   Transfer Agency Agreement - To be filed.
(10)  Opinion of Counsel - To be filed.
(11)  Other opinions, appraisals, rulings and consents:
      Accountants' consent - To be filed.
(12)  Financial Statements omitted from Part b - None.
(13)  Letter of investment intent  - To be filed.
(14)  Model Retirement Plan.2
(15)  Rule 12b-1 Plans
      (a)   Plan of Distribution  pursuant to Rule 12b-1 with respect to Class A
            Shares - To be filed.
      (b)   Plan of Distribution  pursuant to Rule 12b-1 with respect to Class B
            Shares - To be filed.
(16)  Schedule for Computation of Performance Quotations - None.
(17)  Financial Data Schedule - Not Applicable.
(18)  Plan Pursuant to Rule 18f-3 - To be filed.


ITEM 25.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      None.

_____________________

1 Incorporated by reference from Articles III, VIII, IX and X of Registrant's Trust Instrument and from Articles II, VII, and X of Registrant's By-Laws.

2     Incorporated by reference from Post-Effective Amendment No. 40 to the
Registration Statement of G.T. Global Growth Series (File No. 2-57526) filed with the Securities and Exchange Commission April 29, 1997.

ITEM 26.    NUMBER OF HOLDERS OF SECURITIES


                                                 Number of Record
                                                   Holders As of
Title of Class                                     June 25, 1997
--------------                                    ----------------

   Share of Beneficial Interest in:
     GT Global New Dimension Fund Class A                0
     GT Global New Dimension Fund Class B                0
     GT Global New Dimension Fund Advisor                0
       Class



ITEM 27.  INDEMNIFICATION

      Article X of the Registrant's Articles of Incorporation provides for indemnification of certain persons acting on behalf of the Trust.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to Trustees, officers, and controlling persons by the Registrant's Articles of Incorporation, By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("Commission") such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to the court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      See the material under the heading "Management" included in Part A (Prospectus) of this Registration Statement and the material appearing under the headings "Trustees and Executive Officers" and "Management" included in Part B (Statement of Additional Information) of this Registration Statement. Information as to the Directors and Officers of the Adviser is included in Form ADV (File No. 801-10254), filed with the Commission, which is incorporated herein by reference thereto.


ITEM 29.  PRINCIPAL UNDERWRITERS

      a) GT Global, Inc. is also the principal underwriter for the following other investment companies: G.T. Global Growth Series (which includes the following funds: GT Global America Value Fund, GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, GT Global Europe Growth Fund, GT Global International Growth Fund, GT Global Japan Growth Fund, GT Global New Pacific Growth Fund, and GT Global Worldwide Growth Fund); G.T. Investment Funds, Inc. (which includes twelve funds currently in operation: GT Global Strategic Income Fund, GT Global Government Income Fund, GT Global High Income Fund, GT Global Growth & Income Fund, GT Global Latin America Growth Fund, GT Global Telecommunications Fund, GT Global Health Care Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, GT Global Consumer Products and Services Fund, GT Global Natural Resources Fund and GT Global Emerging Markets Fund); GT Investment Portfolios, Inc. (which includes one fund:

GT Global Dollar Fund); GT Global Variable Investment Series (which includes five funds in operation: GT Global Variable New Pacific Fund, GT Global Variable Europe Fund, GT Global Variable America Fund, GT Global Variable International Fund, GT Global Money Market Fund); GT Global Variable Investment Trust (which includes seven funds in operation: GT Global Variable Latin America Fund, GT Global Variable Telecommunications Fund, GT Global Variable Growth & Income Fund, GT Global Variable Global Government Income Fund and GT Global Variable U.S. Government Income Fund); and GT Global Floating Rate Fund, Inc.

      b)    Directors and Officers of GT Global, Inc.

      Unless otherwise indicated, the business address of each person listed is is 50 California Street, San Francisco, California, CA 94111.


                         Positions and Offices    Positions and Offices
Name                     With Underwriter         With Registrant
----                     ---------------------    ----------------------

William J. Guilfoyle     President and Director   None

James R. Tufts           Senior Vice President-   Vice President, Treasurer and
                         Finance and              Chief Financial Officer
                         Administration and
                         Director

Raymond R. Cunningham    Senior Vice President-   None
                         -National Sales Manager
                         and Director

Richard Healey           Senior Vice President-   None
                         Retail Marketing

Daniel R. Waltcher       Secretary                President, Trustee and
                                                  Principal Executive Officer

Phillip Gillespie        Assistant Secretary      Secretary

Daniel T. Phillips       Vice President -         None
                         Retirement Product
                         Marketing

                                 Positions and Offices    Positions and Offices
Name                             With Underwriter         With Registrant
----                             ---------------------    ---------------------

David P. Hess                    Assistant Secretary      None

Philip D. Edelstein              Senior Vice              None
9 Huntly Circle    Palm          President-Regional
Beach Gardens, FL 33418          Sales Manager

Stephen A. Maginn                Senior Vice              None
519 S. Juanita  Redondo          President-Regional
Beach, CA 90277                  Sales Manager

Peter J. Wolfert                 Senior Vice President-   None
                                 Information Technology

Christine M. Pallatto            Senior Vice              None
                                 President-Human
                                 Resources

Margo A. Tammen                  Vice President-Finance   None
                                 & Administration

Gary M. Castro                   Assistant Treasurer &    None
                                 Controller

Dennis W. Reichert               Assistant Treasurer &    None
                                 Budget Director

Jon Burke                        Vice President           None
31 Darlene Drive
Southboro, MA 01772

Phil Christopher                 Vice President           None
3621 59th Avenue, SW
Seattle, WA 98116

Anthony DiBacco                  Vice President           None
30585 Via Lindosa Way
Laguna Niguel, CA 92677

Stephen Duffy                    Vice President           None
1120 Gables Drive
Atlanta GA, 30319

Ned E. Hammond                   Vice President           None
5901 McFarland Ct.
Plano, TX 75093

Campbell Judge                   Vice President           None
4312 Linden Hills
Blvd., #202
Minneapolis, MN 55410

Richard Kashnowski               Vice President           None
1368 South Ridge Drive
Mandeville, LA  70448

                                 Positions and Offices    Positions and Offices
Name                             With Underwriter         With Registrant
----                             ---------------------    ---------------------

Robin Kraebel                    Vice President           None
49 Bergin Avenue
Waldwick, NJ  07463

Allen M. Kuhn                    Vice President           None
7220 Garfield Street
New Orleans, LA 70118

Jeffrey S. Kulik                 Vice President           None
6540 Autumn Wind Circle
Clarksville, MD 21029

Steven C. Manns                  Vice President           None
3025 Caswell Drive
Troy, MI 48084

Wayne F. Meyer                   Vice President           None
2617 Sun Meadow Drive
Chesterfield, MO 63005

Dean Phillips                    Vice President           None
3406 Bishop Park Drive, #428
Winter Park, FL 32792

Anthony Rogers                   Vice President           None
100 SouthBank Drive
Cary, NC  27511

Philip Schertz                   Vice President           None
25 Ivy Place
Wayne, NJ 07470

Peter Sykes                      Vice President           None
1655 E. Sherman Ave.
Salt Lake City, UT 84105

Lance Vetter                     Vice President           None
10915 La Salinas Circle
Boca Raton, FL 33428

Tommy D. Wells                   Vice President           None
25 Crane Drive
San Anselmo, CA 94960

Todd H. Westby                   Vice President           None
3405 Goshen Road
Newtown Square, PA 19073

Eric T. Zeigler                  Vice President           None
3100 The Strand
Manhattan Beach, CA 90266

      c)  None.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

      Accounts, books, and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its Investment Manager, Chancellor LGT Asset Management, Inc., 50 California Street, 27th Floor, San Francisco, California 94111.

      Records covering stockholder accounts and portfolio transactions are also maintained and kept by Registrant's Transfer Agent, GT Global Investor Services, Inc., 2121 N. California Boulevard, Suite 450, Walnut Creek, California 94596, and by the Registrant's Custodian, State Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.



ITEM 31.  MANAGEMENT SERVICES

      None.



ITEM 32.  UNDERTAKINGS

      Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement, containing financial statements that need not be certified, within four to six months from the effective date of this Registration Statement.

      Registrant  hereby  undertakes to furnish each person to whom a prospectus
is  delivered  with  a  copy  of  the  Registrant's   latest  annual  report  to
shareholders upon request and without charge.

                        GT GLOBAL ASSET ALLOCATION TRUST

                                   SIGNATURES
                                   ----------


      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 27th day of June, 1997.


                                    GT GLOBAL ASSET ALLOCATION TRUST



                                    By:    /S/ DANIEL R. WALTCHER
                                          ---------------------------
                                          Daniel R.  Waltcher
                                          President


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of GT Global Asset Allocation Trust has been signed below by the following person in the capacities indicated on the 27th day of June, 1997.



/S/ DANIEL R. WALTCHER                      President and Trustee
-----------------------                     (Principal Executive Officer)
Daniel R. Waltcher



/S/ JAMES R. TUFTS                          Vice President, Treasurer and
------------------------                    Principal Financial Officer
James R. Tufts



/S/ KENNETH W. CHANCEY                      Vice President and
------------------------                    Principal Accounting Officer
Kenneth W. Chancey

                                 EXHIBIT INDEX
                                 -------------



(a)   Financial Statements - To be filed.

(b)   Exhibits:

(1)   Trust Instrument -Filed herewith.
(2)   By-Laws - Filed herewith.
(3)   Voting trust agreement - None.
(4) Instruments defining the rights of holders of Registrant's shares of beneficial interest.1
(5)   Management Agreement - To be filed.
(6)   (a)   Distribution Contract with respect to Class A Shares - To be filed.
      (b)   Distribution Contract with respect to Class B Shares - To be filed.
      (c)   Distribution  Contract  with respect to Advisor Class Shares - To be filed.
(7)   Bonus, profit sharing or pension plans - None.
(8)   Custodian Agreement - To be filed.
(9)   Transfer Agency Agreement - To be filed.
(10)  Opinion of Counsel - To be filed.
(11)  Other opinions, appraisals, rulings and consents:
      Accountants' consent - To be filed.
(12)  Financial Statements omitted from Part b - None.
(13)  Letter of investment intent  - To be filed.
(14)  Model Retirement Plan.2
(15)  Rule 12b-1 Plans
      (a)   Plan of Distribution  pursuant to Rule 12b-1 with respect to Class A
            Shares - To be filed.
      (b)   Plan of Distribution  pursuant to Rule 12b-1 with respect to Class B
            Shares - To be filed.
(16)  Schedule for Computation of Performance Quotations - None.
(17)  Financial Data Schedule - Not Applicable.
(18)  Plan Pursuant to Rule 18f-3 - To be filed.